SECURITIES AND EXCHANGE COMMISSION
                                             Washington, D.C.   20549

                                                     FORM N-8A

                                           NOTIFICATION OF REGISTRATION
                                       FILED PURSUANT TO SECTION 8(a) OF THE
                                          INVESTMENT COMPANY ACT OF 1940

         The undersigned investment company hereby notifies the Securities and Exchange Commission that it registers under and pursuant to the provisions of
Section 8(a) of the Investment Company Act of 1940 and in connection with such notification of registration submits the following information:


Name:           TANAKA Funds, Inc.

Address of Principal Business Office (No. & Street, City, State
Zip Code):

1500 Forest Avenue, Suite 223, Richmond, VA 23229

Telephone Number (including area code):  (804) 285-8211

Name and address of agent for service of process:
                  Graham Y. Tanaka, Chairman, TANAKA Funds, Inc.,
                  230 Park Avenue, New York, NY 10169

Check Appropriate Box:

         Registrant is filing a Registration Statement pursuant to
Section 8(b) of the Investment Company Act of 1940 concurrently with the filing of Form N-8A: YES [X] NO [ ]


                                                    SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has caused this notification of registration to be duly signed on its behalf in the City of New York, and State of New York on the _____ day of January, 1998.

                                            Signature:        TANAKA Funds, Inc.

                                                         (Name of Registrant)
(SEAL)

ATTEST:                                           BY:

                  Carlos Gonzalez                             Graham Y. Tanaka
                  Secretary                                   President



                                        SECURITIES AND EXCHANGE COMMISSION

                                              Washington, D.C. 20549

                                                     FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         /X/
         Pre-Effective Amendment No.
         /_/
         Post-Effective Amendment No.
         / /

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
/X/
         Amendment No.
                                         (Check appropriate box or boxes)

                                                TANAKA FUNDS, INC.
                         (Exact Name of Registrant as Specified in Charter)

                1500 Forest Avenue, Suite 223, Richmond, VA 23229
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code (804) 285-8211


           John Pasco, III, 1500 Forest Ave., Suite 223, Richmond, VA 23229
                         (Name and Address of Agent for Service)

                                      Please send copies of communications to
                                            Steven M. Felsenstein, Esq.
                                       Stradley, Ronon, Stevens & Young, LLP
                                             2600 One Commerce Square
                                            Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: Upon effectiveness of this registration statement.


Registrant hereby elects to register an indefinite number of shares pursuant to Rule 24f-2. The fee required to be paid in connection with such election by Rule 24f-2 has been transmitted to the Commission in accordance with applicable rules.

         Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a) may determine.


CROSS-REFERENCE SHEET

Prospectus for TANAKA Funds, Inc.

PART A
Item No.                               Information Required in a Prospectus

1.       Cover Page.                   Cover Page.

2.       Synopsis.                     Prospectus Summary; Fund Expenses.

3.       Condensed Financial           Financial Highlights.
         Information.

4.       General Description           Prospectus Summary; Cover Page; General
         of Registrant.                Information About the Company; the Fund's
                            Investments and Policies;
                            Additional Information on
                            Policies and Investments;
                                       Special                risk
                           Considerations; Investment
                                  Restrictions.

5.       Management of the        Prospectus Summary; The Company's Management;
         Fund                     General Information About the Company; To
                                  Obtain More Information.

6.       Management's                  1996 Performance.
         Discussion of Fund
         Performance

7.       Capital Stock and         Prospectus Summary; Taxes; Dividends and
         Other Securities.         Capital Gains Distributions; General
                                   Information About the Company; To Obtain More
                                   Information.

8.       Purchase of              Prospectus Summary; How to Invest; How Net
         Securities Being         Asset Value is Determined; Special
         Offered.                 Shareholder Services; How to Transfer Shares.

9.       Redemption or            How to Redeem Shares; Special Shareholder
         Repurchase.              Services; How to Transfer Shares.

10.      Legal Proceedings.       Not Applicable.

                     Statement of Additional Information for
                               TANAKA Funds, Inc.

Part B
Item No.                     Information Required in a Statement of
                             Additional Information

11.      Cover Page.            Cover Page.

12.      Table of Contents.     Table of Contents.

13.      General Information    Not Applicable
         and History.

14.      Investment            TANAKA Funds, Inc.; Investment Policies;
         Objectives and        Special Investment Considerations for the
         Policies.             Funds; Investment Restrictions.

15.      Management of the     Directors and Officers.
         Registrant.

16.      Control Persons and   Directors and Officers.
         Principal Holders of
         Securities.

17.      Investment Advisory  Investment Advisor; Transfer Agent;
         and Other Services.  Administrator; Distribution.

18.      Brokerage Allocation Portfolio Transactions.
         and Other Practices.

19.      Capital Stock and    General Information and History; Dividends
         Other Securities.    and Distributions.

20.      Purchases, Redemption Special Shareholder Services; Valuation
         and Pricing of        and Calculation of Net Asset Value.
         Securities Being
         Offered.

21.      Tax Status.          Taxes.

22.      Underwriters.        Distribution.

23.      Calculation of       Performance.
         Performance Data.

24.      Financial Statements.Financial Statements.

                               Other Information.

Part C

Item No.

24.      Financial Statements and Exhibits.

25.      Persons Controlled By Or Under Common Control With Registrant.

26.      Number of Holders of Securities.

27.      Indemnification.

28.      Business and Other Connections of Investment Advisor.

29.      Principal Underwriters.

30.      Location of Accounts and Records.

31.      Management Services.

32.      Undertakings.

                                     PART A

                               TANAKA GROWTH FUND

                        A "SERIES" OF TANAKA FUNDS, INC.

                               1500 Forest Avenue
                                    Suite 223
                            Richmond, Virginia 23229
                   1-800-TANAKA0 (1-800-826-2520) (Toll Free)


                                   PROSPECTUS
                              Dated March _____1998


This Prospectus offers shares of the TANAKA Growth Fund (the "Fund"), a diversified series of TANAKA Funds, Inc. (the "Company"), an open-end management investment company commonly known as a "mutual fund." The Company is currently composed of one series, TANAKA Growth Fund, which currently offers one class of shares, Class B shares.

This Prospectus sets forth concisely information about the Fund which a prospective investor should know before investing. It should be read and retained for future reference. More information about the Fund has been filed with the Securities and Exchange Commission and is contained in the "Statement of Additional Information," dated March 1998, which is available at no charge upon written request to the Fund. The Fund's Statement of Additional Information is incorporated herein by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


         PROSPECTUS SUMMARY.................................................

         FUND EXPENSES......................................................

         TANAKA FUNDS, INC..................................................

         INVESTMENT OBJECTIVE AND POLICIES.................................

         WHY INVEST IN THE FUND?..........................................

         ADDITIONAL INFORMATION ON INVESTMENTS, POLICIES AND RISKS........

         PERFORMANCE TERMS AND COMPUTATIONS..............................

         THE FUND'S MANAGEMENT...........................................

         DISTRIBUTION PLAN ...........................................

         HOW TO INVEST...................................................

         HOW TO REDEEM SHARES.............................................

         HOW TO TRANSFER SHARES........................................

         ACCOUNT STATEMENTS AND SHAREHOLDER REPORTS.......................

         SPECIAL SHAREHOLDER SERVICES.....................................

         HOW NET ASSET VALUE IS DETERMINED................................

         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.......................

         TAXES............................................................

         GENERAL INFORMATION ABOUT THE FUND................................

         TO OBTAIN MORE INFORMATION........................................

TANAKA FUND

PROSPECTUS SUMMARY

The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.

Investment Objective: The investment objective of the TANAKA Growth Fund (the "Fund") is growth of capital. It invests primarily in common stocks and other equity securities. These securities are subject to the risk of price fluctuation reflecting both market evaluations of the business involved and general changes in the equity markets. It may invest in foreign securities and attempt to reduce currency fluctuation risks by engaging in related hedging transactions. These investments involve special risk factors. See "Investment Objectives and Policies". As with any mutual fund, there is no assurance that the Fund will achieve its objective. See "Investment Objective" on Page .

Investment Adviser: Tanaka Fund Advisers, LLC (the "Investment Adviser") is the investment adviser of the Fund. See "The Fund's Management" on Page
 .

Distributions/Dividends: Paid annually from available capital gains and income. See "Dividends and Capital Gains Distributions" on Page .

Reinvestment: Distributions may be reinvested automatically without a sales charge. See "Dividends and Capital Gains Distributions" on Page .

Initial Purchase: $2,000 minimum (may be waived under certain circumstances.) See "How to Invest" on Page .

Subsequent Purchases:  $500 minimum.  See "How to Invest" on Page .

Net Asset Value: The net asset value per share of the Fund is calculated on each day that the New York Stock Exchange is open for trading. You may obtain the net asset value per share of the Fund by calling 1-800-826-2520.
See "How Net Asset Value is Determined" on Page .

Sales Charge or Redemption Fees: Class B shares are offered at net asset value without a front-end sales charge. The Company imposes a deferred sales charge on Class B shares of 5.0% on shares redeemed during the first year after purchase, 4.0% on shares redeemed during the second or third year after purchase, 2% on shares redeemed during the fourth or fifth year after purchase and 1% on shares redeemed during the sixth year after purchase. Class B shares may be redeemed without a sales charge during or after the seventh year following the purchase.

Principal Risk Factors: The Fund invests in equity securities of companies that have large, medium and small market capitalizations. Securities of medium and small capitalization companies are subject to greater price fluctuations than securities of large capitalization companies. The Fund invests in different types of securities issued in the United States and abroad. Its performance will be influenced by various factors, including market and economic conditions, company-specific developments and the skill of the Investment Adviser in allocating investments among stocks and other investment. See "Policies" on page
__.

FUND EXPENSES - Class B Shares

Shareholder Transaction Expenses

         Sales Load Imposed on Purchases                              None

         Sales Load Imposed on Reinvested                             None
         Dividends

         Maximum Contingent Deferred Sales                            5.0%
         Charge(1)

           (as a percentage of the lesser of
         the net asset

           value of shares redeemed or their
         original cost)

         Redemption Fees(2)                                           None

         Exchange Fees                                                None

------------------
(1) The deferred sales charge is 5.0% on shares redeemed during the first year after purchase, 4.0% on shares redeemed during the second and third years after purchase, 2% on shares redeemed during the fourth and fifth years after purchase, 1% on shares redeemed during the sixth year after purchase and 0% on shares redeemed during the seventh or subsequent year after purchase.
(2) A shareholder placing a telephone redemption request will be charged $10 for each such service.

Estimated Annual Fund Operating Expenses (as % of average daily net assets)

         Management Fee                                               1.00%

         12b-1 Fees(3)                                                1.00%

         Other Operating Expenses                                      0.49


         Total Fund Operating Expenses                                2.49%

(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

The purpose of this table is to assist investors in understanding the various costs and expenses of the Fund's Class B shares that they will bear directly or indirectly. The expenses and fees in the table are the estimated annualized expenses that are expected to be incurred by the Fund for the fiscal period ending December 31, 1998 and are based on the Fund's estimated amounts.

Example of Expenses

The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees (apart from small per transaction charges for wire and/or telephone redemption services as noted above.)

           1 Year                         3 Years

             $--                            $--


These examples should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than those shown.

TANAKA FUNDS, INC.

The Fund is a series of TANAKA Funds, Inc. (the "Company"), an open-end, diversified management investment company incorporated in Maryland in 1997. The Company currently consists of one series, and the Board of Directors of the Company may elect to add more series in the future. A minimum initial investment of $2,000 is required to open a shareholder account in the Fund, and each subsequent investment must be $500 or more.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of TANAKA Growth Fund is growth of capital. It invests primarily in common stocks and other equity securities such as securities convertible into common stock. Generally, it invests in equity securities of companies that are diversified across a variety of industries and may be expected to have large and medium, as well as small market capitalizations. Such investments will usually consist of issues which the Adviser believes have capital growth potential due to factors such as rapid growth in demand in existing markets, expansion into new markets, new product introductions, reduced competitive pressures, cost reduction programs, changes in management, and other fundamental changes which may result in improved earnings growth or increased asset values.

The investment objective of the Fund may not be changed without the approval of shareholders. Unless specifically stated otherwise, each of the Fund's other investment policies may be changed by the Board of Directors, without shareholder approval. There is no assurance that the investment objective can be achieved.

Because the value of the securities in which the Fund may invest may fluctuate from day-to-day, the value of an investment in the Fund will vary based upon the Fund's investment performance. When you sell your shares of the Fund, they may be worth more or less than their cost to you.

WHY INVEST IN THE FUND?

The Fund is designed for investors seeking maximum total return through a professionally managed portfolio that provides a mix of predominantly domestic equities and some foreign equities and other securities, including short term investments. The purpose of an investment in the Fund should be to participate in a portfolio of equity securities selected by an experienced portfolio management organization with an emphasis on research.

The Fund provides an easy and efficient way of investing in a carefully selected, continuously managed and diversified portfolio of equity securities.

Equity Securities consist of common stocks as well as warrants, rights, and securities which are convertible into common stocks, such as convertible bonds.

The Investment Adviser relies on management meetings and industry contacts to identify companies with above average long term earnings growth potential that could exceed market expectations. The Investment Adviser also identifies industries that are positioned to participate in strong demographic, societal or economic trends and looks for companies within those industries that have a particular competitive advantage or niche. The Investment Adviser invests in equity securities of companies that are diversified across a variety of industries and having large, medium as well as small market capitalizations.

Stocks and other equity securities are subject to the risk that specific stocks, industry groups, or the prices of equity securities in general will decline in value over short or even extended periods of time.

Short Term Investments are obligations denominated in U.S. or foreign currencies consisting of bank deposits, bankers' acceptances, certificates of deposit, commercial paper, short-term government, government agency, supranational agency and corporate obligations, and repurchase agreements. Depending on the Investment Adviser's assessment of the prospects, a portion of the Fund's assets may be invested in high quality short-term investments or cash to protect against adverse market movements or to provide liquidity.

ADDITIONAL INFORMATION ON INVESTMENTS, POLICIES AND RISKS

         Diversification: The Fund is required under normal circumstances to invest at least 75% of its total assets in cash, U.S. Government securities, securities of other investment companies, and securities of issuers in which it has not invested more than 5% of the Fund's total assets. The remaining 25% of the Fund's total assets may be invested without regard to this 5% limitation. This may involve greater risk than if the 5% limitation is applied to all assets. For the purpose of this test, investments in repurchase agreements secured by U.S. Government Securities may be treated as U.S. Government securities for purposes of applicable securities laws.

         Concentration: The Fund will not make any investment which would cause more than 25% of its total assets to be invested in any one industry. This limitation does not apply to investments in U.S. Government securities.

         Temporary Investments of Funds: The Funds may temporarily invest in high grade money market instruments, repurchase agreements or may hold cash or cash equivalents for defensive purposes or to accommodate inflows of cash awaiting more permanent investment.

Foreign Securities and Depositary Receipts

Investing in foreign securities may involve special risks, such as:

         Social or Political Risk. Social or political instability, limitations on the removal of funds from foreign countries, expropriation, repudiation by a foreign government of its debt, or confiscatory taxes could adversely affect the value of the Fund's foreign investments.

         Currency Risk. The U.S. dollar value of a foreign security could decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and could increase when the U.S. dollar falls against that currency.

         Market Risk. Foreign securities may be less liquid and show greater price volatility than domestic securities.

         Regulatory Risk. Foreign issuers of securities are not generally subject to the regulatory controls or the accounting and financial reporting standards imposed on U.S. issuers. There is generally less publicly available information about foreign securities than about domestic securities. Also, judgments may be more difficult to enforce abroad.

The foreign securities the Fund purchases may be bought directly in their principal markets abroad or they may be acquired through the use of depositary receipts. The Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), and other similar depositary receipts. ADRs are issued by an American bank or trust company and evidence ownership of underlying securities of a foreign company. Unsponsored ADRs are organized without the participation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current as for sponsored ADRs.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Through their conversion feature, convertible securities provide an opportunity to participate in capital appreciation resulting from an increase in the value of a convertible security's underlying common stock. The value of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, and tends to decrease as the market value of the underlying stock declines. For purposes of considering convertible securities for purchase by the Fund, the Investment Adviser evaluates convertible securities by standards applicable to equity securities and not by debt securities ratings.

Repurchase Agreements

As a means of earning income for periods as short as overnight, the Fund may, without limit, enter into repurchase agreements with selected banks and broker/dealers if such repurchase agreements are collateralized by U.S. Government securities. Under a repurchase agreement, the Fund acquires securities subject to the seller's agreement to repurchase the securities at a specified time and price. The Fund requires the party obligated to repurchase the securities to provide it with collateral for that obligation.

If the seller under a repurchase agreement becomes insolvent, the Fund will seek to liquidate the collateral held by it, but the Fund's right to dispose of the securities may be restricted. In the event bankruptcy proceedings occur with respect to the seller of the securities before that seller repurchases the securities, the Fund may encounter delay and incur costs before being able to sell the securities. Also, the value of such securities may decline before the Fund is able to dispose of them. For federal tax diversification purposes, repurchase agreements are treated as securities issued by the seller and not cash, cash items or receivables or U.S. Government securities.

Illiquid Securities

Normally, the Fund will not invest more than 5% of its net assets in securities which are illiquid or not readily marketable; however, the Fund is permitted to invest up to 15% of its net assets in illiquid securities.

Fundamental Limitations

The Fund has adopted certain fundamental limitations which may not be changed without a shareholder vote and which are designed to reduce its investment risk. Some of these limitations are that the Fund may not:

         * purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof, or securities of other investment companies) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer, unless 75% of the Fund's total assets are invested in cash or cash equivalents, U.S. Government securities, securities of other investment companies, and securities of issuers in which the Fund has not invested 5% or more of its assets;

         * purchase stock or securities of an issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if such purchase would cause the Fund to own more than 10% of any class of the outstanding stock or securities or more than 10% of any class of voting securities of such issuer;

         * borrow money, except through reverse repurchase agreements or from banks for temporary or emergency purposes to meet redemption, and then only in an amount not in excess of 33% of the value of the Fund's net assets at the time the borrowing is made; or

         * purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

These limitations apply at the time the Fund purchases securities for the portfolio. See the Statement of Additional Information for other investment limitations applicable to the Fund.

PERFORMANCE TERMS AND COMPUTATIONS

From time to time, the Fund may advertise information regarding its performance. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Advertising may include the following performance measurements.

"Yield" is the ratio of income per share derived from the portfolio investments to the current maximum offering price expressed in terms of a percentage.

"Total return" is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.

"Average annual total return" refers to the average annual compound rate of return of an investment in the Fund assuming that the investment has been held for one year and the life of the Fund.

"Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. These calculations assume that dividends and capital gains distributions were reinvested.

"Capital change" measures return from capital, including reinvestment of any capital gains distributions but not reinvestment of dividends.

Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses. Please refer to the Statement of Additional Information for more information on performance.

THE FUND'S MANAGEMENT

The Company's Board of Directors is responsible for the supervision of the general business of the Company and the Fund. The Directors act as fiduciaries for shareholders under the laws of the State of Maryland. The Board appointed Graham Tanaka, CFA to serve as Chairman, President and Chief Executive Officer of the Company. The Fund employs the following entities to provide it with investment advice and to conduct its on-going business:

                             Directors and Officers

         The following is a list of the Company's Directors and Officers, their dates of birth and a brief statement of their present positions and principal occupations during the past five years. The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 230 Park Avenue, Suite 1432, New York, New York 10169, except for Mr. Pasco whose address is 1500 Forest Avenue, Suite 223, Richmond, Virginia, 23229.




*Graham Y. Tanaka (02-23/48)
         Chairman, Chief Executive Officer and President of the Company
         Mr. Tanaka is currently the President of Tanaka Capital Management Inc., having founded the firm in December 1986. From 1973 until 1978 Mr. Tanaka was a research analyst at Morgan Guaranty Trust. He then worked at Fiduciary Trust Company of New York as Vice President from 1978-1980. Prior to launching Tanaka Capital Management, Mr. Tanaka served as Chairman at Milbank Tanaka & Associates from 1980 to 1986. He is a member of The Electronic Analyst Group and also a member of the Healthcare Analyst Association. Mr. Tanaka currently serves on the Boards of TransAct Technologies and Tridex Corporation.

Charles Dill (11/29/39)
         Director
         Mr. Dill is a General Partner of Gateway Associates, a St. Louis-based venture capital firm. From 1991 until 1995, Mr. Dill served as President, Chief Executive Officer and Director of Bridge Information Systems. From
1988 to 1991, Mr. Dill was President, Chief Operating Officer and Director of AVX Corporation. Prior to 1988, Mr. Dill was Senior Vice President and a member of the Office of the Chief Executive of Emerson Electric. Mr.
Dill serves on the Boards of Stifel Financial Corp., Zoltek, TransAct Technologies, Pinnacle Automation and DT Industries, as well as the boards of several private companies.

Thomas R. Schwarz (6/1/36)
         Director
         Mr. Schwarz was President and Chief Operating Officer of Dunkin Donuts Inc. (1966-1989); Chairman of the Board and Chief Executive Officer of Grossmans Inc. (1989-1994) and retired in 1994. Mr. Schwarz currently sits on the following boards: Transact Technologies, Inc., Tridex Corporation,
A&W Restaurants, Lebhar-Friedman Publishing and Foilmark Inc.

Michael Seely (6/7/45)
         Director
         Mr. Seely is the founder and President of Investor Access Corporation. Before establishing IAC in 1978, he served as an officer of Avco
Corporation, a conglomerate subsequently acquired by Textron. Mr. Seely has served as a director of various mutual funds including the "fund of funds' Fund trust Group and the Republic National Bank mutual funds where he participated in the selection and performance evaluation of scores of prominent U.S. and foreign money managers. Seely is also the General
Partner of Global Multi-Manager Partners, a U.S. investment relationship operating in non U.S. investments.

Scott D. Stooker (6/16/54)
         Director
         Mr. Stooker is currently the owner and President of 1st Team Communications Inc., in Wilmington, Delaware. He has served as a member on the board of directors of The Advertising Club of Delaware, Big Brothers/Little Sisters of Delaware, and currently serves on the board of Saint Anthony's COmmunity Center.

*John Pasco, III (4/10/45)
         Vice President and Chief Financial Officer
         Mr. Pasco is Treasurer and Director of Commonwealth Shareholder Services, Inc., the Company's Administrator, since 1985. Mr. Pasco is a Director, President and Treasurer of Commonwealth Capital Management, Inc. (a registered investment advisor) since 1983. Mr. Pasco is a Director and shareholder of Fund Services, Inc., the Company's Transfer and Dividend
Disbursing           Agent, since 1987, and shareholder of Commonwealth Fund
Accounting, Inc. which provides bookkeeping services to Star Bank. Mr. Pasco is also a Certified Public Accountant.


*   Persons deemed to be "interested" persons of the Company under the 1940
Act.



Investment Adviser

Tanaka Fund Advisers, LLC (the "Investment Adviser"), a registered investment adviser, manages the investments of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), dated March ____, 1998. The Advisory Agreement is effective for an initial term of two years and thereafter may be renewed annually by the Board of Directors of the Fund.

The Investment Adviser is a privately held corporation. In addition to the assets of the Fund, Mr. Tanaka manages other assets of approximately $300 million as of the date of this Prospectus. Mr. Tanaka has approximately 11 years of experience managing a mutual fund portfolio, and has approximately 17 years of experience managing investment portfolios for private clients.

Mr. Tanaka is the portfolio manager and President of the Fund, and owns all of the stock of the Investment Adviser.

Pursuant to the Advisory Agreement, the Investment Adviser provides the Fund with investment management services, subject to the supervision of the Company's Board of Directors, and with office space, and pays the ordinary and necessary office and clerical expenses relating to investment research, statistical analysis, supervision of its portfolio and certain other costs.

The Investment Adviser also bears the cost of fees, salaries and other remuneration of the Company's Directors, officers or employees who are officers, Directors, or employees of the Investment Adviser. The Fund is responsible for all other costs and expenses, such as, but not limited to, brokerage fees and commissions in connection with the purchase and sale of securities, legal, auditing, bookkeeping and record keeping services, custodian and transfer agency fees and other costs and fees of registration of, or filing of notice of, its shares for sale under various state and Federal securities laws.

The Investment Adviser shall be paid a fee to be accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund which are not in excess of $300,000,000; 0.90% of the assets of the Fund over $300,000,000 and not in excess of $500,000,000; 0.80% of the assets of the Fund over $500,000,000 and not in excess of $1,000,000,000 and 0.75% of the assets of the Fund over $1,000,000,000. Such fee shall be paid monthly, within ten (10) business days after the end of the month. All expenses not specifically assumed by the Investment Adviser are assumed by the Fund. The address of the Investment Adviser is 230 Park Avenue, Suite 1432, New York, New York 10169.

The Advisory Agreement contemplates the authority of the Investment Adviser to place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In placing orders with brokers or dealers, the Investment Adviser will attempt to obtain the best price and execution for the Fund's orders. The Investment Adviser may purchase and sell securities to and from brokers and dealers who provide the Investment Adviser with research advice or statistical services, and may be authorized to pay a commission for such transactions which is higher than the commission which would be charged by another broker. From time to time, and subject to the Investment Adviser obtaining the best price and execution for the Fund, the Board of Directors may authorize the Investment Adviser to allocate brokerage transactions to a broker in consideration of: (1) payment of an obligation otherwise payable by the Fund or (2) in consideration of the sale of Fund shares.

Administrator

Commonwealth Shareholder Services, Inc. ("CSS"), serves as administrator to the Fund pursuant to an Administrative Services Agreement, dated March_____, 1998. CSS provides certain recordkeeping, administrative and shareholder servicing functions required of registered investment companies. CSS may furnish personnel to act as the Fund's officers to conduct the Fund's business subject to the supervision and instructions of the Board of Directors of the Company.

The  Administrative  Services  Agreement provides that CSS will be paid monthly:
(1) the greater of .20% of the average daily net assets of the Fund or $30,000 per year (reduced to $15,000 per year during the Fund's first twelve months of operation) for administration (which includes regulatory matters, backup of the pricing of the Fund, administrative duties in connection with the execution of portfolio trades, and certain services in connection with fund accounting); (2) certain out-of-pocket expenses; and (3) an hourly fee for shareholder servicing and blue sky matters. The address of CSS is 1500 Forest Avenue, Suite 223, Richmond, VA 23229.

Custodian and Accounting Services Agent

Star Bank (the "Custodian"), located in Cincinnati, Ohio, is the custodian and accounting services agent for the Fund. The Custodian collects income when due and holds all of the Fund's portfolio securities and cash. The Custodian is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the Fund outside the U.S. Such appointments are subject to appropriate review by the Company's Board of Directors.

Star Bank, as the accounting service agent, maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business. The address of Star Bank is 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118.

Transfer and Dividend Disbursing Agent

Fund Services, Inc. (the "Transfer Agent" or "FSI") is the Fund's transfer and dividend disbursing agent. John Pasco, III, President of CSS and First Dominion Capital Corp. (the "Distributor") owns one third of the stock of FSI, and, therefore, FSI may be deemed to be an affiliate of the Fund. FSI provides all the necessary facilities, equipment and personnel to perform the usual and ordinary services of transfer and dividend disbursing agent, including: receiving and processing orders and payments for purchases of the Fund's shares, opening shareholder accounts, preparing shareholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing shareholder reports and prospectuses, withholding certain taxes on non-resident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all shareholders, preparing and mailing confirmation forms to shareholders for all purchases and redemptions of shares and all other confirmable transactions in shareholders' accounts, and recording reinvestment of dividends and distributions of the Company's shares. Under an Agreement between the Company and FSI, dated March_____, 1998, FSI is compensated pursuant to a schedule of fees for its services, and by reimbursement for out-of-pocket expenses. The schedule calls for a minimum payment by the Fund of $16,500 per year, which is reduced to $12,000 per year during the Fund's first twelve months of operation. The address of the Transfer Agent is P.O. Box 26305, Richmond, VA 23260.

Principal Underwriter/Distributor

First Dominion Capital Corp. (the "Distributor") acts as the principal underwriter for the Company pursuant to an agreement dated March ___, 1998. Mr. John Pasco, III, who is President, Director and Treasurer of the Distributor, owns 100% of the stock of the Distributor. The address of the Distributor is 1500 Forest Avenue, Suite 223, Richmond, VA 23229.

DISTRIBUTION PLAN

The Fund bears some of the costs of selling its Class B shares under a Distribution Plan it has adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares.

Payments under the Class B Distribution Plan are limited to an annual rate of 1% of the average daily net asset value of the Class B shares. In accordance with current applicable rules, such payments are also limited to 6.25% of gross sales of Class B shares plus interest at 1% over the prime rate on any unpaid amounts. Up to 0.75% of the average daily net assets is used to pay the Distributor a 4% commission on new sales of Class B shares. Most or all of such commissions are reallowed to firms and to the salespersons responsible for such sales. No commissions are paid by the Company with respect to sales by the Distributor to officers, directors and full-time employees of the Company, the Adviser, the Distributor or the Adviser's General Partner, or to certain other affiliates and clients of the Adviser. Up to 0.25% of average net assets is used to reimburse the Distributor for the payment of service and maintenance fees to its salespersons and to other firms for shareholder servicing and maintenance of shareholder accounts.

If amounts payable to the Company under the Distribution Plan are not sufficient for the Distributor to pay obligations, such as the 4% commission on new sales of Class B shares, the Distributor and the Investment Adviser have agreed, pursuant to a Distribution Financing Agreement, that the Investment Adviser shall arrange for a suitable extension of credit which may be drawn upon by the Distributor in amounts sufficient to advance to the Distributor the commissions and other amounts payable by the Distributor to firms and salespersons for sale of Class B shares, or shall otherwise advance such amounts. With respect to sales of Fund shares (including shares for which the Distributor is the selling dealer of record), although the Distributor is entitled to receive the applicable fees and commissions, during the Fund's initial period of operations, the Distributor will not seek advancements to cover such fees or commissions. However, the Distributor retains the right to receive such underwriter's fees and commissions from future payments made by the Company under the Distribution Plan when all advancements, whether by the Investment Adviser or at its direction, have been repaid. The Distributor shall be obligated to repay the advancements it receives pursuant to the Distribution Financing Agreement out of any future payments that it receives from the Company. The Company is not obligated to make such payments; the amount (if any), timing and conditions of any such payments are solely within the discretion of the directors of the Company who are not interested persons of the Distributor and have no direct or indirect financial interest in the Class B Distribution Plan (the "Independent Directors"). If the Class B Distribution Plan is terminated, the Distributor will ask the Independent Directors to take whatever action they deem appropriate with regard to the payment of any excess amounts.

The Distribution Plan may be terminated at any time by a vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting shares. Payments pursuant to a Distribution Plan are included in the operating expenses.

HOW TO INVEST

Shares of the Fund may be purchased directly from the Distributor or through members of the National Association of Securities Dealers, Inc. who are registered, if required, in the state where the purchase is made and who have a sales agreement with the Distributor. After a shareholder account is established and the investment dealer is recorded, subsequent orders for shares may be mailed directly to the Transfer Agent. Such purchases of shares are made at the then current public offering price, as described below. A minimum initial investment of $2,000 is required to open a shareholder account, and each subsequent investment must be $500 or more.

Class B shares are offered at net asset value, without a front-end sales charge. With certain exceptions described below, the Company imposes a deferred sales charge on Class B shares. The charge is 5.0% on shares redeemed during the first year after purchase, 4.0% on shares redeemed during the second or third year after purchase, 2% on shares redeemed during the fourth or fifth year after purchase, 1% on shares redeemed during the sixth year after purchase and 0% on shares redeemed during or after the seventh year after purchase. Class B shares will be subject to a maximum Rule 12b-1 fee at the annual rate of 1% of the class average daily net asset value.

Class B shares that have been outstanding for eight years will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. In the event that this ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

Any contingent deferred sales charge imposed upon the redemption of Class B shares is a percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares. No contingent deferred sales charge is imposed when you redeem amounts derived from (a) increases in the value of shares redeemed above the original cost of such shares or (b) certain shares with respect to which a Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

The contingent deferred sales charge will be waived as follows: (1) on redemptions following shareholder's death or disability, as defined in Section 72 (m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"); (2) on taxable periodic distributions from a qualified retirement plan or IRA upon retirement or attainment of age 59-1/2 or distribution necessary to make a tax-free return of contributions to avoid tax penalty; (3) on redemptions of shares sold to directors,officers and employees of the Funds, the Adviser and its clients, including former directors, officers and immediate family members of all of the foregoing, and any employee benefit or payroll deduction plan established by or for such persons; (4) on redemptions pursuant to the right of a Fund to liquidate a shareholder's account if the aggregate net asset value of the shares held in such account falls below an established minimum amount. Notice of eligibility for waiver of the deferred sales charge should be given when a redemption request qualifies for such a waiver.

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

To facilitate the handling of transactions with shareholders, the Company uses an open account plan. The Transfer Agent will automatically establish and maintain an open account for the Fund's shareholders. Under the open account plan, your shares are reflected in your open account. This service facilitates the purchase, redemption or transfer of shares, and eliminates the need to safeguard certificates and reduces time delays in executing transactions. Stock certificates are not required and are not normally issued. Stock certificates for full shares will be issued, however, by the Transfer Agent upon written request but only after payment for the shares is collected by the Transfer Agent.

Purchase by Mail

For initial purchases, the account application form (the "Account Application") which accompanies this prospectus should be completed, signed, and mailed to the Transfer Agent, together with your check or other negotiable bank draft drawn on and payable by a U.S. Bank, made payable to the TANAKA Growth Fund. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and the social security number(s).

Investing by Wire

You may purchase shares by requesting your bank to transmit "Federal Funds" by wire directly to the Transfer Agent. To invest by wire please call the Transfer Agent for instructions, then notify the Distributor by calling 1- 800-826-2520. Your bank may charge you a small fee for this service. The Account Application which accompanies this Prospectus should be completed and promptly forwarded to the Transfer Agent. This application is required to complete the Fund's records in order to allow you access to your shares.

Once your account is opened by mail or by wire, additional investments may be made at any time through the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

HOW TO REDEEM SHARES

Shares may be redeemed at any time by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be in "proper order." (See "Signature Guarantees.") You will be notified promptly by the Transfer Agent if your redemption request is not in proper order.

The Fund's procedure is to redeem shares at the net asset value next determined after receipt by the Transfer Agent of the redemption request in proper order as described herein. Payment will be made promptly, but no later than the seventh day following receipt of the request in proper order. Please note that the Transfer Agent cannot accept redemption requests which specify a particular date for redemption, or which specify any special conditions. If the shares you are redeeming were purchased by you less than 15 days prior to the receipt of your redemption request, the Transfer Agent must ascertain that your check in payment of the shares you are redeeming has cleared prior to disbursing the redemption proceeds. If you anticipate that you may need to redeem sooner than 15 days, you should make your purchase by Federal Funds wire, or by a certified, treasurer's or cashier's check. The Fund may suspend the right to redeem shares for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing at the net asset value per share next computed after the suspension is terminated.

Redemption by Mail

To redeem shares by mail, send the following  information to the Transfer Agent:
(1) a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered; (2) the stock certificates for the shares you are redeeming, if any stock certificates were issued; (3) any required signature guarantees (see "Signature Guarantees"); and (4) any additional documents that might be required for redemption by corporations, executors, administrators, trustees, guardians, etc. The Transfer Agent will mail the proceeds to your currently registered address, payable to the registered owner(s) unless you specify otherwise in your redemption request. There is no charge to shareholders for redemptions by mail.

Redemption by Telephone

You may redeem your shares by telephone if you request this service on your Account Application at the time you complete your initial Account Application. If you do not request this service at that time, you must request approval of telephone redemption privileges in writing (sent to the Fund's Transfer Agent) with a signature guarantee (see "Signature Guarantees") before you can redeem shares by telephone. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. By establishing this service, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, to (1) redeem shares from your account and (2) mail or wire redemption proceeds. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10.00 service fee each time you make a telephone redemption. The amount of this service charge may be changed at any time, without notice, by the Transfer Agent.

You cannot redeem shares by telephone if you hold a stock certificate representing the shares you are redeeming or if you paid for the shares with a personal, corporate, or government check and your payment has been on the books of the Fund for less than 15 days.

If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request to the Transfer Agent by overnight mail.

The Fund employs procedures reasonably designed to confirm the authenticity of your instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions; however, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When you request a telephone redemption or transfer, you will be asked to respond to certain questions designed to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

Redemption by Wire

If you request by mail or telephone that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

Signature Guarantees

To help to protect you and the Fund (and its agents) from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial Account Application.

In the case of redemption by mail, signature guarantees must appear either: (a) on the written request for redemption; or (b) on a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Fund may waive these requirements in certain instances.

The following institutions are acceptable signature guarantors: (a) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(b) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (c) trust companies; (d) firms which are members of a domestic stock exchange; (e) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, that are authorized by charter to provide signature guarantees; and (f) foreign branches of any of the above. In addition, the Fund will guarantee your signature if you personally visit its offices at 1500 Forest Avenue, Suite 223, Richmond, VA 23229. The Transfer Agent cannot honor guarantees from notaries public, savings and loan associations, or savings banks.

Small Accounts

Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $10.00 per year from accounts valued at less than $2,000 unless the account value has dropped below $2,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value above $2,000 before the fee is deducted.

HOW TO TRANSFER SHARES

If you wish to transfer shares to another owner, send a written request to the Transfer Agent. Your request should include: (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed;
(4) any stock certificates which have been issued for the shares being transferred; (5) signature guarantees (see "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

ACCOUNT STATEMENTS AND SHAREHOLDER REPORTS

Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and the Fund's annual and semi-annual reports to shareholders.

SPECIAL SHAREHOLDER SERVICES

The Fund offers the following four services for its shareholders: Regular Account - allows shareholders to make voluntary additions and withdrawals to and from their account as often as they wish; Invest-A-Matic Account permits automatic monthly investments into the Fund from your checking account on a fixed or flexible schedule; Individual Retirement Accounts (IRA's); and Exchange Privileges Account - allows the shareholder to exchange his or her shares for shares of certain other funds having a different investment objective from the Fund. More information on any of these services is available upon written request to the Fund.

HOW NET ASSET VALUE IS DETERMINED

The net asset value ("NAV") of the Fund's shares is determined as of the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time) on each business day from Monday to Friday or on each day (other than a day during which no Fund share was tendered for redemption and no order to purchase or sell a Fund share was received by the Fund) in which there is a sufficient degree of trading in the portfolio securities of the Fund that the current NAV of the shares might be materially affected by changes in the value of such portfolio security. The Fund's NAV is calculated at the 4:00 p.m. time set by the Board of Directors based upon the Board's determination that this is the most appropriate time to price the securities.

NAV per share is determined by dividing the total value of the Fund's assets, less its liabilities, by the total number of shares then outstanding. Generally, securities owned by the Fund are valued at market value.

The Fund's management may compute the NAV per share more frequently in order to protect shareholders' interests.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Dividends from net investment income, if any, are declared annually. The Fund intends to distribute annually realized net capital gains, after utilization of capital loss carryforwards, if any, to prevent application of a federal excise tax. However, it may make an additional distribution any time prior to the due date, including extensions, of filing its tax return, if necessary to accomplish this result. Any dividends or net capital gain distributed pursuant to a dividend declaration declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Unless you elect otherwise, dividends and capital gains distributions will be reinvested in additional shares of the Fund at no charge. Changes in your election regarding receipt of dividends and distributions must be sent to the Transfer Agent. Shareholders will be subject to tax on all dividends and distributions whether paid to them or reinvested in shares of the Fund. If an investment in Fund shares is made by a retirement plan, all dividends and capital gains distributions must be reinvested into an account of such plan.

Generally, dividends from net investment income are taxable to investors as ordinary income. Certain gains or losses on the sale or retirement of international securities held by the Fund, to the extent attributable to fluctuations in currency exchange rates, as well as certain other gains or losses attributable to exchange rate fluctuations, must be treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) the income available for distribution to shareholders. If, under the rules governing the tax treatment of foreign currency gains and losses, the income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Fund may be treated for federal income tax purposes as a return of capital, or in some circumstances, as capital gain. Generally, a shareholder's tax basis in his/her Fund shares will be reduced to the extent that an amount distributed to the shareholder is treated as a return of capital.

Long-term capital gains distributions, if any, are taxable as net long-term capital gains when distributed regardless of the length of time shareholders have owned their shares. Net short- term capital gains and any other taxable income distributions are taxable as ordinary income.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the year following the distributions.

TAXES

The Fund is the successor by a reorganization to a series of another investment company. The Fund will be treated as a separate corporation and will seek to qualify and maintain its qualification as a regulated investment company under Subchapter M of the Code. Provided it maintains its qualification as a regulated investment company under the Code, the Fund will not be liable for federal income taxes on income distributed as dividends to its shareholders or on net capital gains that are distributed to its shareholders or imputed to them under the Code, or for any excise tax, to the extent its earnings are distributed as provided in the Code, and assuming it meets the tax diversification test, 90% gross income test as required by the Code.

The Fund will act and invest so as to comply with the requirements of Subchapter M which are described in the Statement of Additional Information. The distribution to shareholders each year of investment income and capital gains will represent taxable income to the shareholders, who will be advised of such amounts by the Company.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the value of its assets at the close of its taxable year consists of stock or securities in foreign corporations, it may elect to pass through to its shareholders the amount of foreign withholding taxes it paid. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. The Fund will notify its shareholders of such election within 60 days of the close of its tax year, which is December 31. Shareholders may decide whether to utilize such flow through amount as either a deduction or a tax credit; individual shareholders will usually find that the credit is more favorable. Tax exempt investors, such as pension plans and individual retirement accounts, will not benefit from this pass through, and therefore the Fund may not be a suitable investment for such investors.

On the account application, the shareholder must provide the shareholder's taxpayer identification number ("TIN"), certify that it is correct and certify that the shareholder is not subject to backup withholding under Internal Revenue Service ("IRS") rules. If the shareholder fails to provide a correct TIN or the proper certifications, the Fund will withhold 31% of all distributions and redemption proceeds payable to the shareholder. The Fund will also begin backup withholding on a shareholder's Fund account if the IRS instructs the Fund to do so. The Fund reserves the right not to open a shareholder's account or, if an account is already opened, to redeem a shareholder's shares at the current NAV, less any taxes withheld, if the shareholder fails to provide a correct TIN, fails to provide the proper certifications, or the IRS advises the Fund to begin backup withholding on the shareholder's Fund account.

GENERAL INFORMATION ABOUT THE FUND

The Company is authorized to issue up to 500,000,000 shares of common stock, par value $0.01 per share, of which the Company has presently allocated 50,000,000 shares to the Fund. The Board of Directors can allocate the remaining authorized but unissued shares to the Fund or may create additional series and allocate shares to such series. A share of the Fund has priority in the assets of the Fund in the event of a liquidation. The shares of the Fund will be fully paid and nonassessable, will have no preference over other shares of the Fund as to conversion, dividends or retirement, and will have no preemptive rights. Shares of the Fund will be redeemable from the assets of the Fund at any time, as described in "How to Redeem Shares" above.

Each outstanding share of the Company is entitled to one vote for each full share of stock and a fractional vote for fractional shares of stock. All shareholders vote on matters that concern the Company as a whole. The Company is not required to hold a meeting of shareholders each year, and may elect not to hold a meeting in years when no meeting is necessary. The shareholders of the Fund shall vote separately on matters which affect only the interests of the Fund. The Company's shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so. Shareholders have the right to call a meeting to consider the removal of one or more of the Directors and will be assisted in shareholder communications in such matter.

Limitation on Use of Name - The Advisory Agreement for the Fund authorizes the Company to utilize the name "TANAKA." The Company agrees that if the Advisory Agreement is terminated it will promptly redesignate the name of TANAKA to eliminate any reference to the name "TANAKA" or any derivation thereof unless the Investment Adviser waives this requirement in writing.

                           TO OBTAIN MORE INFORMATION

For further information on the TANAKA Growth Fund, please contact Commonwealth Shareholder Services, Inc., P.O. Box 8687, Richmond, VA 23226, telephone: (800) 527-9525. Additional information may also be obtained by requesting a copy of the Fund's Statement of Additional Information.

         Investment Adviser:                Tanaka Fund Advisers, LLC
                                            230 Park Avenue, Suite 1432
                                            New York, New York 10169

         Distributor:                       First Dominion Capital Corp.
                               1500 Forest Avenue
                                    Suite 223
                               Richmond, VA 23229

         Counsel:                         Stradley, Ronon, Stevens & Young, LLP
                                          2600 One Commerce Square
                             Philadelphia, PA 19103

         Independent Auditors:              Tait, Weller & Baker, LLP
                                            8 Penn Center Plaza
                                    Suite 800
                             Philadelphia, PA 19103

         General Information:     For general information on the Fund and, call
                                  the Distributor at (800) 776-5455 Toll Free.


         Transfer Agent:             For account information, wire purchases or
                                     redemptions, call or write to the Fund's
                                     Transfer Agent:

                                                     Fund Services, Inc.
                                                     P.O. Box 26305
                             Richmond, VA 23260-6305
                            (800) 628-4077 Toll Free

         More Information:       For 24-hour, 7-days-a-week price information,
                                 call 1-800-________.

         No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer made by this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

                                     PART B

                               TANAKA FUNDS, INC.


                               TANAKA GROWTH FUND


            Statement of Additional Information Dated March ___, 1998


         TANAKA Funds, Inc. (the "Company") is an open-end management investment company commonly known as a "mutual fund." This Statement of Additional Information is not a Prospectus but supplements the information contained in the Prospectus for the Class B shares of TANAKA Growth Fund (the "Fund"), dated March ___, 1998. It should be read in conjunction with the Prospectus and has been designed to provide you with further information which is not contained in the Prospectus. A Prospectus of the Fund may be obtained at no charge upon request to the Fund. Please retain this Statement of Additional Information for future reference.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS STATEMENT OF ADDITIONAL INFORMATION. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


Investment Objective and Policies........................................

Special Investment Considerations.......................................
         Depositary Receipts.............................................
         Warrants .......................................................
         Repurchase Agreements...........................................
         Illiquid Securities.............................................
         Restricted Securities..........................................

Investment Restrictions..................................................

Taxes    ................................................................

Dividends and Distributions..............................................

Portfolio Transactions...................................................

Net Asset Value..........................................................

Directors and Officers...................................................

Investment Adviser.......................................................

Transfer Agent...........................................................

Administrator............................................................

Distribution............................................................

Expenses of the Fund.....................................................

Special Shareholder Services.............................................

General Information and History...........................................

Performance..............................................................

                               TANAKA FUNDS, INC.

                               TANAKA GROWTH FUND

                       Statement of Additional Information

         The Fund is a series of the Company, a Maryland corporation which is an open-end, management investment company, commonly known as a "mutual fund." The Fund is a diversified series of the Company.

                        Investment Objective and Policies

         The Fund's investment objective is growth of capital.

         The asset allocation and investment policies of the Fund are described in the Fund's Prospectus. The following discussion supplements the information in the Fund's Prospectus with respect to the types of securities in which the Fund may invest and the investment techniques it may use in pursuit of its investment objective.

                        Special Investment Considerations

         Investors should recognize that the Fund may invest in both domestic and foreign securities. Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in United States securities and which may favorably or unfavorably affect the performance of the Fund. As foreign companies are not generally subject to the same uniform standards, practices and requirements with respect to accounting, auditing and financial reporting as are domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Furthermore, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. Inability to dispose of portfolio securities due to settlement problems either could result in losses to a fund due to subsequent declines in value of the portfolio security or, if a fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, a fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers and listed companies than in the United States. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Tanaka Fund Advisers, LLC (the "Investment Adviser") seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

         Investments in foreign securities usually will involve currencies of foreign countries. Because of the considerations discussed above, the value of the assets of the Fund, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund may, for hedging purposes, purchase foreign currencies in the form of bank deposits.

         Because the Fund may be invested in both U.S. and foreign securities markets, changes in its share price may have a low correlation with movements in the U.S. markets. The Fund's share price will reflect the movements of the markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. Foreign securities such as those purchased by the Fund may be subject to foreign government taxes which could reduce the yield on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund (see "Taxes"). U.S. and foreign securities markets do not always move in step with each other and the total returns from different markets may vary significantly.

         The Fund cannot guarantee a gain or eliminate the risk of loss. The Fund's net asset value per share will increase or decrease with changes in the market price of the Fund's investments, and there is no assurance that the Fund's investment objective will be achieved.

         Depositary Receipts. The Fund may utilize depositary receipts, as described in the Prospectus. For purposes of determining the country of origin, depositary receipts and closed-end investment companies which invest primarily in foreign securities will be deemed to be foreign securities.

         Warrants. The Fund may invest up to 5% of its net assets in warrants, provided that no more than 2% of its net assets may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock

Exchange. A warrant is a long-term option issued by a corporation that generally gives the investor the right of buying a specified number of shares of the underlying common stock of the issuer at a specified exercise price at any time on or before an expiration date. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless.

         Repurchase Agreements. The Fund may enter into repurchase agreements (which enables it to employ its assets pending investment) during very short periods of time. Ordinarily these agreements permit the Fund to maintain liquidity and earn higher rates of return than would normally be available from other short-term money-market instruments.

         Under a repurchase agreement, a fund buys a money-market instrument and obtains a simultaneous commitment from the seller to repurchase the investment at a specified time and at an agreed upon yield to the fund. The seller is required to pledge cash and/or collateral which is equal to at least 100 percent of the value of the commitment to repurchase. The collateral is held by the fund's custodian. The Fund will only enter into repurchase agreements involving U.S. Government securities in which it may otherwise invest. Repurchase agreements are considered securities issued by the seller for purposes of the diversification test under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and not cash, a cash item or a U.S. Government security.

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision.

         It is the Fund's practice to enter into repurchase agreements with selected banks and securities dealers, depending upon the availability of the most favorable yields. The Fund will always seek to perfect its security interest in the collateral. If the seller of a repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines. The Investment Adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the issuer of the repurchase agreement. If the seller defaults, the Fund may incur disposition costs in connection with liquidating the collateral of that seller. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited.

         Illiquid Securities. Normally, the Fund will not invest more than 5% of its net assets in securities which are illiquid or not readily marketable; however, the Fund is permitted to invest up to 15% of its net assets in such securities. Illiquid securities are securities that cannot be sold in the ordinary course of business at approximately the prices at which they are carried on the Fund's books. The Fund will treat as illiquid repurchase agreements with maturities in excess of seven days. Illiquid securities do not include those securities that meet the requirements of Rule 144A under the Securities Act of 1933, and that have been determined to be liquid by the Investment Adviser under the supervision of the Fund's Board of Directors.

         Restricted Securities. The Fund may invest in restricted securities. Generally, "restricted securities" are securities which have legal or contractual restrictions on their resale. In some cases, these legal or contractual restrictions may impair the liquidity of a restricted security; in others, the legal or contractual restrictions may not have a negative effect on the liquidity of the security. Restricted securities which are deemed by the Investment Adviser to be illiquid will be included in the Fund's policy which limits investments in illiquid securities.

                             Investment Restrictions

         The policies set forth below are fundamental policies of the Fund and may not be changed without approval of a majority of the outstanding voting securities of the Fund. As used in this Statement of Additional Information a "majority of the outstanding voting securities of the Fund" means the lesser of
(1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, the Fund may not:

1. as to 75% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer;

2. purchase stock or securities of an issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) if such purchase would cause the Fund to own more than 10% of any class of the outstanding stock or securities or more than 10% of any class of voting securities of such issuer;

3. borrow money, except through reverse repurchase agreements or from banks for temporary or emergency purposes, and then only in an amount not in excess of 33% of the value of the Fund's net assets at the time the borrowing is made (borrowings in excess of 5% will be subject to 300% asset coverage requirements of the 1940 Act), provided that the Fund will not purchase portfolio securities when its borrowings exceed 5% of its total assets;

4. purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States or any agency or instrumentality thereof) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry;

5. act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

6. make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

7. issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes or series of the corporation of which the Fund is a series; provided that the segregation of assets or other collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction, and obligations for which the Fund segregates assets in accordance with securities regulatory requirements will not be deemed to be senior securities;

8. purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate, or mortgages, and
         (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities.

         The Fund has voluntarily adopted certain policies and restrictions which are observed in the conduct of its affairs. These represent intentions of the Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Directors without requiring prior notice to or approval of shareholders.

         The following policies are not fundamental policies and may be changed without shareholder approval. The Fund does not currently intend to:

         (a)      purchase or sell futures contracts or options thereon;

         (b)      make short sales of securities;

         (c)      make loans of portfolio securities;

         (d)      purchase or sell real estate limited partnership interests;

         (e)      purchase  or  retain  securities  of any  open-end  investment company; purchase securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase; however, the Fund may acquire investment company securities in connection with a plan of merger, consolidation, reorganization or acquisition of assets; in any event, the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

         (f) borrow, pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (g) purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts, if any, shall not constitute purchasing securities on margin.

         (h) invest more than 15% of its net assets in securities which are illiquid or not readily marketable, including repurchase agreements which are not terminable within 7 days (normally, no more than 5% of the Fund's net assets will be invested in such securities).

      *(i) purchase put options or write covered call options if, as a result, more than 25% of the Fund's total assets would be hedged with options;

      *(j) write put options if, as a result, the Fund's total obligations upon exercise of written put options would exceed 25% of the Fund's total assets;

      *(k) purchase call options if, as a result, the current value of options premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets;

         (l) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets; provided that no more than 2% of the Fund's net assets may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

         *NOTE: tems (i), (j) and (k) above do not apply to options ttached to, or purchased as a part of, their underlying securities.

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

                                      Taxes

         The Fund will seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax (assuming the Fund meets the 90% gross income test and the tax diversification test of Subchapter M) to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. The Fund intends to distribute at least annually all of its investment company taxable income and net realized capital gains and therefore generally does not expect to pay federal income taxes.

         In order to meet the tax diversification test, at the close of each quarter of its fiscal year, (i) at least 50% of the value of the Fund's total assets must be represented by cash and cash items including receivables, U.S. Government securities, and securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of its total assets, and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies.)

         The Fund will meet the 90% of gross income test if 90% of its gross income is derived from dividends, interest, payments with respect to certain securities loans, and gain from the sale or disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but which are not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses prescribed by the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and net foreign currency gains, if any, less expenses. Realized net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his/her share of federal income taxes paid by the Fund on such gains as a credit against his/her own federal income tax liability, and will be entitled to increase the adjusted tax basis of his/her Fund shares by the difference between his/her pro rata share of such gains and his/her tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for a dividends-received deduction for corporate investors.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and realized net capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to information reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,000 and $50,000; $25,000 for a single individual, with a phase-out for adjusted gross income between $25,000 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000, or 100% of taxable compensation if less, to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse, for years prior to 1997) for that year. Starting in 1997, even a spouse who does not earn compensation can contribute up to $2,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of its shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of their invested capital upon the distribution, which will nevertheless be taxable to them.

         The Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and may be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

         If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. The Fund may make an election with respect to those foreign investment companies which provide the Fund with the required information.

         Certain forward foreign currency contracts, and all listed nonequity options written or purchased by the Fund (including options on debt securities, options on securities indices and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gains or losses from foreign currency related forward contracts and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

         Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes a Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Fund.

         Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one forward contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options and may make certain tax elections in connection with these investments.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         The Fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Amounts withheld are applied against the shareholder's tax liability and a refund may be obtained from the Internal Revenue Service, if withholding results in overpayment of taxes. A shareholder should contact the Fund or the Transfer Agent if the shareholder is uncertain whether a proper Taxpayer Identification Number is on file with the series.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. Each investor should consult his or her own tax adviser as to the applicability of these taxes.

         In January of each year the Company's Transfer Agent issues to each shareholder a statement of the federal income tax status of all distributions.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of Fund shares. Each shareholder who is not a U.S. person should also consider the U.S. estate tax implications of holding Fund shares at death. The U.S. estate tax may apply to such holdings if an investor dies while holding shares of a Fund. Each investor should consult his or her own tax adviser about the applicability of these taxes. Distributions of net investment income to non-resident aliens and foreign corporations that are not engaged in a trade or business in the U.S. to which the distribution is effectively connected, will be subject to a withholding tax imposed at the rate of 30% upon the gross amount of the distribution in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the Fund are not subject to tax unless the distribution is effectively connected with the conduct of the shareholder's trade or business within the United States, or the foreign shareholder is a non-resident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

         The foregoing is a general abbreviated summary of present Federal income taxes on dividends and distributions. Shareholders should consult their tax advisers about the application of the provisions of the tax law described in this Statement of Additional Information in light of their particular tax situations and about any state and local taxes applicable to dividends and distributions.

                           Dividends and Distributions

         As stated previously, it is the policy of the Fund to distribute substantially all of its net investment income and net realized capital gains, if any, shortly before the close of the fiscal year (December 31st).


         All dividend and capital gains distributions, if any, will be reinvested in full and fractional shares based on net asset value (without a sales charge) as determined on the ex-dividend date for such distributions. Shareholders may, however, elect to receive all such payments, or the dividend or distribution portion thereof, in cash, by sending written notice to this effect to the Transfer Agent. This written notice will be effective as to any subsequent payment if received by the Transfer Agent prior to the record date used for determining the shareholders' entitlement to such payment. Such an election will remain in effect unless or until the Transfer Agent is notified by the shareholder in writing to the contrary.

                             Portfolio Transactions

         It is the policy of the Investment Adviser, in placing orders for the purchase and sale of the Fund's securities, to seek to obtain the best price and execution for securities transactions taking into account such factors as price, commission, where applicable (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. After a purchase or sale decision is made by the Investment Adviser, the Investment Adviser then arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Fund.


         The Fund has authorized the Investment Adviser to allocate a portion of its brokerage commissions to persons or firms providing the Investment Adviser with investment recommendations, statistical, research or similar services useful to the Investment Adviser's investment decision making process for the
Fund or other clients. The term "investment recommendations, statistical, research or similar services" means advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the
availability  of  securities  or  purchasers  or  sellers  of  securities,   and
furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Such services are one of the many ways the Fund's Investment Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Fund may be used by the Investment Adviser for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients. While there is no specific agreement or formula to do so, and subject to obtaining best price and execution the Fund may consider sales of its shares as a factor in the selection of brokers to execute portfolio transactions. The Investment Adviser generally does not, when placing portfolio transactions for the Fund, pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction on account of the receipt of research, market or statistical information. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

         The Advisor has been instructed not to place transactions with a broker-dealer with which it is affiliated unless that broker-dealer stands ready to demonstrate to the Company that each Fund will receive (1) a price and execution no less favorable than that available from unaffiliated persons, and
(2) a price and execution equivalent to that offered to unaffiliated persons by that broker-dealer, in each case on transactions of a like size and nature. In this regard, the Board of Directors of the Company has adopted policies and procedures which govern such allocation of brokerage transactions, and the Board reviews at its meetings details of all transactions which have been placed pursuant to those policies.

         When two or more accounts managed by the Investment Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each account. It is recognized that in some cases the procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions will be beneficial for the Fund. It is the opinion of the Board of Directors of the Company that these advantages, when combined with the other benefits available because of the Investment Adviser's organization, outweigh the disadvantages that may be said to exist from this treatment of transactions.

         Exchange-listed securities are generally traded on their principal exchange unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

         Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher rate involves greater transaction expenses to a fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in the Investment Adviser's opinion, to meet the Fund's objective. The Investment Adviser anticipates that the Fund's average annual portfolio rate will be less than 100%.

                                 Net Asset Value

         The Fund's net asset value ("NAV") per share is calculated daily from Monday through Friday on each business day on which the New York Stock Exchange (the "Exchange") is open. The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively. The Fund's NAV is calculated at the time set by the Board of Directors based upon a determination of the most appropriate time to price the Fund's securities.

         The Board of Directors has determined that the Fund's NAV be calculated as of the close of trading of the Exchange (currently 4:00 p.m., Eastern Time) on each business day from Monday to Friday or on each day (other than a day during which no security was tendered for redemption and no order to purchase or sell such security was received by the Fund) in which there is a sufficient degree of trading in the Fund's portfolio securities that the current NAV of the Fund's shares might be materially affected by changes in the value of such portfolio security.

         NAV per share is determined by dividing the total value of the Fund's securities and other assets, less liabilities (including proper accruals of taxes and other expenses), by the total number of shares then outstanding, and rounding the result to the nearer cent.

         The Fund may compute its NAV per share more frequently if necessary to protect shareholders' interests.

         Generally, securities owned by the Fund are valued at market value. In valuing the Fund's assets, portfolio securities, including ADRs and EDRs, which are traded on the Exchange, will be valued at the last sale price prior to the close of regular trading on the Exchange. Lacking any sales, the security will be valued at the last bid price prior to the close of regular trading on the Exchange. ADRs and EDRs for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated in accordance with procedures approved by the Board of Directors of the Fund as the primary market. Securities will be valued using quotations on the exchange and lacking any sales, securities will be valued at the last reported bid price prior to the Fund's valuation time, unless the Fund is aware of a material change in the value prior to the time it values its securities.

         Unlisted securities which are quoted on the NASD's National Market System, for which there have been sales of such securities, shall be valued at the last sale price reported on such system. If there are no such sales, the value shall be the high or "inside" bid, which is the bid supplied by the NASD on its NASDAQ Screen for such securities in the over-the-counter market. The value of such securities quoted on the NASDAQ System, but not listed on the NASD's National Market System, shall be valued at the high or "inside" bid. Unlisted securities which are not quoted on the NASDAQ System and for which the over-the-counter market quotations are readily available will be valued at the current bid prices for such securities in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) may be valued at their fair value as determined in good faith by the Board of Directors.

         The value of a security traded or dealt in upon an exchange may be valued at what the Company's pricing agent determines is fair market value on the basis of all available information, including the last determined value, if the pricing agent determines that the last bid does not represent the value of the security, or if such information is not available. For example, the pricing agent may determine that the price of a security listed on a foreign stock exchange that was fixed by reason of a limit on the daily price change does not represent the fair market value of the security. Similarly, the value of a security not traded or dealt in upon an exchange may be valued at what the pricing agent determines is fair market value if the pricing agent determines that the last sale does not represent the value of the security, provided that such amount is not higher than the current bid price.

         Notwithstanding the foregoing, money market investments with a remaining maturity of less than sixty days shall be valued by the amortized cost method described below; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques and are representative of market values at the close of the Exchange; options on securities listed or admitted to trading on a national exchange shall be valued at their last sale on such exchange prior to the time of determining net asset value; or if no sales are reported on such exchange on that day, at the mean between the most recent bid and asked price; and forward contracts shall be valued at their last sale as reported by the Fund's pricing service, or lacking a report by the service, at the value of the underlying currencies at the prevailing currency rates.

         The value of an illiquid security which is subject to legal or contractual delays in or restrictions on resale by the Fund shall be taken to be the fair value thereof as determined in accordance with procedures established by the Fund's Board, on the basis of such relevant factors as the following: the cost of such security to the Fund, the market price of unrestricted securities of the same class at the time of purchase and subsequent changes in such market price, potential expiration or release of the restrictions affecting such security, the existence of any registration rights, the fact that the Fund may have to bear part or all of the expense of registering such security, and any potential sale of such security to another investor. The value of other property owned by the Fund shall be determined in a manner which, in the discretion of the pricing agent of the Fund, most fairly reflects fair market value of the property on such date.

         Following the calculation of security values in terms of currency in which the market quotation used is expressed ("local currency"), the pricing agent shall, prior to the next determination of the NAV of the Fund's shares, calculate these values in terms of United States dollars on the basis of the conversion of the local currencies (if other than U.S. dollars) into United States dollars at the rates of exchange prevailing at the value time as determined by the pricing agent.

         U.S. Treasury bills, and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, are valued at the mean of representative quoted bid and asked prices for securities of comparable maturity, quality and type.
Short-term securities, with 60 days or less to maturity, are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held, on the 60th day, based on the value determined on the 61st day.

         Any purchase order may be rejected by the Distributor or by the Fund.

         The Company has reserved the right to redeem in-kind but does not intend to do so under normal circumstances.


                             Directors and Officers

         The following is a list of the Company's Directors and Officers, their dates of birth and a brief statement of their present positions and principal occupations during the past five years. The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 230 Park Avenue, Suite 1432, New York, New York 10169, except for Mr. Pasco whose address is 1500 Forest Avenue, Suite 223, Richmond, Virginia, 23229.

*Graham Y. Tanaka (02/23/48)
         Chairman, Chief Executive Officer and President of the Company
         Mr. Tanaka is currently the President of Tanaka Capital Management Inc., having founded the firm in December 1986. From 1973 until 1978, Mr. Tanaka was a research analyst at Morgan Guaranty Trust. He then worked at Fiduciary Trust Company of New York as Vice President from 1978-1980. Prior to launching Tanaka Capital Management, Mr. Tanaka served as Chairman at Milbank Tanaka & Associates from 1980 to 1986. He is a member of The Electronic Analyst Group and also a member of the Healthcare Analyst Association. Mr. Tanaka currently serves on the boards of TransAct Technologies and Tridex Corporation.

Charles A. Dill (11/29/39)
         Director
         Mr. Dill is a General Partner of Gateway Associates, a St. Louis-based venture capital firm. From 1991 until 1995, Mr. Dill served as President, Chief Executive Officer and Director of Bridge Information Systems. From
1988 to 1991, Mr. Dill was President, Chief Operating Officer and Director of AVX Corporation. Prior to 1988, Mr. Dill was Senior Vice President and a member of the Office of the Chief Executive of Emerson Electric. Mr.
Dill serves on the boards of Stifel Financial Corp, Zoltek, Transact Technologies, Pinnacle Automation and DT Industries, as well as the boards of several private companies.

Thomas R. Schwarz (6/1/36)
         Director
         Mr. Schwarz was President and Chief Operating Officer of Dunkin Donuts Inc. (1966-1989); Chairman of the Board and Chief Executive Officer of Grossmans Inc. (1989-1994) and retired in 1994. Mr. Schwarz currently sits on the following boards: Transact Technologies, Inc., Tridex Corporation,
A&W Restaurants, Lebhar-Friedman Publishing and Foilmark Inc.

Michael Seely (6/7/45)
         Director
         Mr. Seely is the founder and President of Investor Access Corporation. Before establishing IAC in 1978, he served as an officer of Avco
Corporation, a conglomerate subsequently acquired by Textron. Mr. Seely has served as a director of various mutual funds including the "fund of funds" Fund Trust Group and the Republic National Bank mutual funds where he participated in the selection and performance evaluation of scores of prominent U.S. and foreign money managers. Mr. Seely is also the General Partner of Global Multi-Manager Partners, a U.S. investment relationship operating in non U.S. investments.

Scott D. Stooker (6/16/54)
         Director
         Mr. Stooker is currently the owner and President of 1st Team Communications Inc., in Wilmington, Delaware. He has served as a member on the board of directors of The Advertising Club of Delaware, Big Brothers/Little Sisters of Delaware, and currently serves on the board of Saint Anthony's Community Center.

*John Pasco, III (4/10/45)
         Vice President and Chief Financial Officer
         Mr. Pasco is Treasurer and Director of Commonwealth Shareholder Services, Inc., the Company's Administrator, since 1985. Mr. Pasco is a Director, President and Treasurer of Commonwealth Capital Management, Inc. (a registered investment advisor) since 1983. Mr. Pasco is a Director and shareholder of Fund Services, Inc., the Company's Transfer and Dividend Disbursing Agent, since 1987, and shareholder of Commonwealth Fund Accounting, Inc. which provides bookkeeping services to Star Bank. Mr. Pasco is also a Certified Public Accountant.

*Carlos Gonzalez (9/7/51)
         Secretary
         Mr. Gonzalez is currently the Senior Portfolio Manager/Analyst at Tanaka Capital Management. From 1972 until 1974, Mr. Gonzalez was a Registered representative at Bache & Co. He then worked at Morgan Guaranty Trust from 1976 to 1981. From 1981 to 1985, he worked as an Associate at Mackay Shields Financial. From 1985 to 1996 he served as Senior Vice President at Desai Capital Management. Mr. Gonzalez currently serves on the boards of Pharmaceutical Marketing Systems, Inc., Empresas Caparra, and Fountain House.

*Victoria M. McCann (6/8/67)
         Vice President
         Ms. McCann is currently the Head trader at Tanaka Capital. From 1988 to 1991 Ms. McCann served at Clover Capital Management as a Trader.


*   Persons deemed to be "interested" persons of the Company under the 1940
Act.


         With the exception of the $100,000  initial capital  proceeds by Graham
Y. Tanaka, the Directors and Officers of the Company own less than 1% of the Fund.


                               Investment Adviser

         Tanaka Fund Advisers, LLC (the "Investment Adviser") manages the investment of the assets of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement will be effective for a period of two years from _________, 1998 and may be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, provided the continuance is also approved by a majority of the Directors who are not "interested persons" of the Company or the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on sixty days notice by the Company's Board of Directors or by the Investment Adviser. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

         The Company has designated Graham Y. Tanaka, President and a Director of the Investment Adviser, as the Chairman, President and Chief Executive Officer of the Company.

         The Investment Adviser shall be paid a fee to be accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund which are not in excess of $300,000,000; 0.90% of the assets of the Fund over $300,000,000 and not in excess of $500,000,000; 0.80% of the assets of the Fund over $500,000,000 and not in excess of $1,000,000,000 and 0.75% of the assets of the Fund over $1,000,000,000. Such fee shall be paid monthly, within ten (10) business days after the end of the month. All expenses not specifically assumed by the Investment Adviser are assumed by the Fund. The address of the Investment Adviser is 230 Park Avenue, Suite 1432, New York, New York 10169.

         The Advisory Agreement contemplates the authority of the Investment Adviser to place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In placing orders with brokers or dealers, the Investment Adviser will attempt to obtain the best price and execution of its orders. The Investment Adviser may purchase and sell securities to and from brokers and dealers who provide the Fund with research advice and other services, or who sell shares of the Fund. See "Portfolio Transactions" above.

                                 Transfer Agent

         Fund Services, Inc. ("FSI") is the Company's Transfer and Disbursing Agent, pursuant to a Transfer Agent Agreement. The Transfer Agent Agreement is dated March____, 1998. John Pasco, III, an officer and shareholder of Commonwealth Shareholder Services, Inc. (the Administrator of the Fund) owns one third of the stock of FSI, and, therefore, FSI may be deemed to be an affiliate of the Company and Commonwealth Shareholder Services Inc.

         Pursuant to the Transfer Agent Agreement, the minimum annual fee for the Fund is $16,500. Each series of the Company will receive a reduced minimum fee of $12,000 for its first twelve months of operations.

                                  Administrator

         Commonwealth Shareholder Services, Inc. is the Company's Administrator pursuant to an Administrative Services Agreement (the "Service Agreement"), which is dated March ____, 1998. The Service Agreement is described in the Fund's Prospectus. This agreement continues in effect from year to year for a period of one year only if the Board of Directors, including a majority of the directors who are not interested persons of the Company or the Administrator, approve the extension at least annually.

                                  Distribution

         Shares of the Fund are sold at net asset value without a front-end sales charge on a continuous basis. Class B shares of the Fund are subject to asset-based charges pursuant to a Plan of Distribution adopted by the Fund, and assess a deferred sales charge as described in the Prospectus under the section headings "Distribution Plan" and "How To Invest." The

Plan of Distribution is a "compensatory plan" under which payments are made to the Distributor to finance distribution of shares.

         First Dominion Capital Corp. (the "Distributor"), 1500 Forest Avenue, Suite 223, Richmond, VA 23229, is the Company's principal underwriter pursuant to a Distribution Agreement between the Company and the Distributor. John Pasco, III, Chairman of the Board of CSS owns 100% of the stock of the Distributor, and is its President, Treasurer and a Director.

                              Expenses of the Fund

         The Fund will pay its expenses not assumed by the Investment Adviser, including, but not limited to, the following: distribution, custodian; stock transfer and dividend disbursing fees and expenses; taxes; expenses of the issuance and redemption of Fund shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund.

         The allocation of the general expenses of the Fund is made on a basis that the Company's Board of Directors deems fair and equitable, which may be based on the relative net assets of the series of the Company or the nature of the services performed and relative applicability to each series of the Company.

         Investors should understand that the Fund's expense ratio can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities paid by the Fund is higher.

                          Special Shareholder Services

         As described briefly in the Prospectus, the Fund offers the following shareholder services:

         Regular Account: The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the Account Application provided with the Prospectus to open your account.

         Telephone Transactions: You may redeem shares or transfer into another fund by telephone if you request this service at the time you complete the initial Account Application. If you do not elect this service at that time, you may do so at a later date by putting your request in writing to the Transfer Agent and having your signature guaranteed.

         The Fund employs reasonable procedures designed to confirm the authenticity of your instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When you request a telephone redemption or transfer, you will be asked to respond to certain questions designed to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

         Invest-A-Matic Account: Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from your checking account for investment into your account. This does not require you to make a commitment for a fixed period of time. You may change the monthly investment, skip a month or discontinue your Invest-A-Matic Plan as desired by notifying the Transfer Agent. This feature requires a separate Plan application, in addition to the Account Application. To obtain an application, or to receive more information, please call the offices of the Company.

         Individual Retirement Account (IRA) - All wage earners under 70-1/2, even those who participate in a company sponsored or government retirement plan, may establish their own IRA. You can contribute 100% of your earnings up to $2,000 (or $2,250 with a spouse who is not a wage earner, for years prior to 1997). Starting in 1997, even a spouse who does not earn compensation can contribute up to $2,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. A special IRA program is available for corporate employers under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the recordkeeping requirements of establishing and maintaining a corporate retirement plan trust.

         If you have received a lump sum distribution from another qualified retirement plan, you may rollover all or part of that distribution into your Fund IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the distribution you can continue to defer Federal Income Taxes on your lump sum contribution and on any income that is earned on that contribution.

         How to Establish Retirement Accounts: Please call the Company to obtain information regarding the establishment of individual retirement plan accounts. The plan custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax advisor for specific advice concerning your tax status and plans.

                         General Information and History

         The Company is authorized to issue up to 500,000,000 shares of common stock, par value $0.01 per share, of which it has presently allocated 50,000,000 shares to the Fund. The Board of Directors can allocate the remaining authorized but unissued shares to the Fund, or may create additional series and allocate shares to such series. Each series is required to have a suitable investment objective, policies and restrictions, to maintain a separate portfolio of securities suitable to its purposes, and to generally operate in the manner of a separate investment company as required by the 1940 Act.

    If additional series were to be formed, the rights of existing series shareholders would not change, and the objective, policies and investments of each series would not be changed. A share of any series would continue to have a priority in the assets of that series in the event of a liquidation.

    The shares of each series when issued will be fully paid and nonassessable, will have no preference over other shares of the same series as to conversion, dividends, or retirement, and will have no preemptive rights. The shares of any series will be redeemable from the assets of that series at any time at a shareholder's request at the current net asset value of that series determined in accordance with the provisions of the 1940 Act and the rules thereunder. The Company's general corporate expenses (including administrative expenses) will be allocated among the series in proportion to net assets or as determined in good faith by the Board.

    The investment advisory fees payable to Tanaka Fund Advisers, LLC by the Fund and the expense limitation guarantee formula of the Fund will be based upon the assets of the Fund.

    Voting and Control - Each outstanding share of the Company is entitled to one vote for each full share of stock and a fractional share of stock. All shareholders vote on matters which concern the corporation as a whole. Election of Directors or ratification of the auditor are examples of matters to be voted upon by all shareholders. The Company is not required to hold a meeting of shareholders each year. The Company intends to hold annual meetings when it is required to do so by the Maryland General Corporate Law or the 1940 Act. Each series shall vote separately on matters (1) when required by the General Corporation Law of Maryland, (2) when required by the 1940 Act and (3) when matters affect only the interest of the particular series. An example of a matter affecting only one series might be a proposed change in an investment restriction of one series. The shares will not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so.

    Limitation on Use of Name - The Advisory Agreement for the Fund authorizes the Company to utilize the name "TANAKA." The Company agrees that if the Advisory Agreement is terminated it will promptly redesignate the name of the TANAKA Growth Fund to eliminate any reference to the name "TANAKA" or any derivation thereof unless the Investment Adviser waives this requirement in writing.

   Code of Ethics - The Company has adopted a Code of Ethics which imposes certain restrictions on the authority of portfolio managers and certain other personnel of the Fund and its advisors governing personal securities activities and investments of those persons and has instituted procedures to its Code of Ethics to require such investment personnel to report such activities to the compliance officer. The Code is reviewed and updated annually.

                                   Performance

         Current yield and total return are the two primary methods of measuring investment performance. Occasionally, however, the Fund may include its distribution rate in sales literature. Yield, in its simplest form, is the ratio of income per share derived from the Fund's portfolio investments to the current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return, on the other hand, is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price.

         Performance  quotations by investment  companies are subject to certain rules adopted by the Securities and Exchange Commission (the "Commission"). These rules require the use of standardized performance quotations, or alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission.

         Yield. As indicated below, current yield is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the 30 day base period. According to the Commission formula:
                                6
                  Yield = 2 [(a-b + 1) -1]
                             cd
where:

a   =             dividends and interest earned during the period.

b   =             expenses accrued for the period (net of reimbursements).

c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

d   =             the maximum offering price per share on the last day of the period.

         Total Return.


         As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year or since inception period and the deduction of all applicable charges and fees. According to the Commission formula:

                                    n
                           P(1+T) = ERV

where:

P        =        a hypothetical initial payment of $1,000

T        =        average annual total return

n        =        number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

         Sales literature pertaining to the Fund may quote a distribution rate in addition to the yield or total return. The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price. The distribution rate differs from the yield because it measures what the Fund paid to shareholders rather than what the Fund earned from investments. It also differs from the yield because it may include dividends paid from premium income from option writing, if applicable, and short-term capital gains in addition to dividends from investment income. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the distributions paid over the period such policies were in effect, rather than using the distributions paid during the past twelve months.

         Occasionally, statistics may be used to specify the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than
1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

         Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

Comparisons and Advertisements

         To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss yield, total return, or Fund volatility as reported by various financial publications. Advertisements may also compare yield, total return, or volatility (as calculated above) to yield, total return, or volatility as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

(a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.

(b) Standard & Poor's 500 Stock Index or its component indices -an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

(c) The New York Stock Exchange composite or component indices -unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.

(d) Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

(e) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Analysis, and Lipper Mutual Fund Indices - measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

(f) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

(g) Mutual Fund Source Book and other material, published by Morningstar, Inc. - provides proprietary ratings and analyzes price, yield, risk, and total return for equity funds.

(h) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - rate fund performance over specified time periods.

(i) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.

(j) Standard & Poor's 100 Stock Index - an unmanaged index based on the price of 100 blue-chip stocks, including 92 industrials, 1 utility, 2 transportation companies, and 5 financial institutions. The S&P 100 Stock Index is a smaller more flexible index for option trading.

(k) Russell 2000 Stock Index - an unmanaged index based on the price of the 2000 smallest among the 3000 largest U.S. stocks compiled by Frank Russel & Co. This is a commonly used index for smaller capitalized equities.

         In assessing such comparisons of yield, total return, or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages in not identical to the Fund's portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures. In addition there can be no assurance that the Fund will continue this performance as compared to such other averages.

Investment Adviser:                 Tanaka Fund Advisers, LLC
                                    230 Park Avenue
                                    New York, N.Y. 10169


Distributor:                        First Dominion Capital Corp.
                           1500 Forest Ave., Suite 223
                               Richmond, VA 23229

Counsel:                            Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103


Independent Auditors:               Tait, Weller & Baker, LLC
                                    Eight Penn Center Plaza
                                    Suite 800
                                    Philadelphia, PA 19103


Transfer Agent:               For account information, wire purchases or
                              redemptions, call or write to the Fund's Transfer
                              Agent:

                                            Fund Services, Inc.
                                            P.O. Box 26305
                                            Richmond, VA 23260-6305
                                            (800) 628-4077 Toll Free


More Information:             For 24-hour, 7-days-a-week price information call
                              1-800-826-2520.

                                    For information on the Fund, investment plans, or other shareholder services, call the Company at 1-800-527- 9525 during normal business hours, or write the Company at 1500 Forest Avenue, Suite 223, Richmond, VA 23229

                                     PART C

                               TANAKA FUNDS, INC.

                                                      PART C
                                                 OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS.

                  (a)      Financial Statements.

                           N/A

                  (b)      Exhibits.

                           (1)      Articles  of   Incorporation  of  Registrant
                                    filed with the State of Maryland on November
                                    __, 1997 are filed herewith as Exhibit A.

                           (2) By-Laws of Registrant are filed herewith as Exhibit B.

                           (3)      Not Applicable.

                           (4) Specimen of certificate of common stock for the TANAKA GROWTH FUND series is filed herewith as Exhibit C.

                           (5) The proposed form of Investment Advisory Agreement between Tanaka Advisors, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND is filed herewith as Exhibit D.

                           (6) The proposed form of Distribution Agreement between First Dominion Capital Corp. and the Registrant is filed herewith as Exhibit E.

                           (7)      Not Applicable.

                           (8) Proposed form of Custodian Agreement between Star Bank, N.A. and the Registrant on behalf of the TANAKA GROWTH FUND is filed herewith as Exhibit F.

                           (9)      (a)     Proposed form of Transfer Agency
                                            Agreement between Fund Services,Inc.
                                            and the Registrant is filed herewith
                                            as Exhibit G.

                                    (b) Proposed form of Administrative Services
                                        Agreement between Commonwealth
                                        Shareholder Services, Inc. and the
                                        Registrant on behalf of the TANAKA
                                        GROWTH  FUND is  filed  herewith  as
                                        Exhibit H.

                                    (c) Proposed form of Fund Accounting
                                        Servicing Agreement between Star Bank,
                                        N.A. and the Registrant on behalf of the TANAKA GROWTH FUND series is filed herewith as Exhibit I.

                                    (d)  Proposed form of Fund Expense Agreement
                                         between Commonwealth Shareholder
                                         Services, Inc. and the Registrant is
                                         filed herewith as Exhibit J.

                      (10)        Opinion of Counsel - to be filed by
                                  Amendment.
                      (11) Report and Consent of Independent Accountants to be filed by Amendment.

                      (12)        Not applicable.

                      (13)        Subscription Agreement to be filed by
                                  Amendment.

                      (14)       (a)     Proposed form of IRA Service Agreement,
                                         between Star Bank, N.A. and the
                                         Registrant is filed herewith as Exhibit
                                         K.

                      (15)          Distribution Plan pursuant to Rule 12b-1 is
                           filed herewith as Exhibit L

                      (16)          Not Applicable.

                      (17)          Not Applicable.

                      (18) Multiple Class Plan pursuant to Rule 18f-3 is filed herewith as Exhibit M.

                      (19)          Powers-of-Attorney.


ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                  REGISTRANT.
                  None.

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES:  As of March __, 1998:

                                                             Number of
                  Title of Class                            Record Holders
                  TANAKA GROWTH FUND                               0*






ITEM 27.          INDEMNIFICATION.

                  The Registrant is incorporated under the General Corporation Law (the "GCL") of the State of Maryland. The Registrant's Articles of Incorporation provide for indemnification of directors, officers and other agents of the corporation to the fullest extent permitted under the GCL. The Articles limit such indemnification so as to comply with the prohibition against indemnifying such persons under Section 17 of the 1940 Act for certain conduct set forth in that section ("Disabling Conduct"). Contracts between the Fund and various service providers include provisions for indemnification, but also forbid the Registrant to indemnify affiliates for Disabling Conduct.




ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

                  TANAKA Advisors, Inc, the investment advisor to the TANAKA GROWTH FUND series, provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of December 31, 1996, had approximately $235 million in assets under management.

                  For information as to any other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of Tanaka Advisors, Inc. (the "Advisor") is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Advisor's Form ADV (File #801-17601), currently on file with the Commission as required by the Investment Advisors Act of 1940, as amended.




ITEM 29.          PRINCIPAL UNDERWRITER.

         (a)      The World Funds, Inc.
          Vontobel Funds, Inc.

         (b)  Name and Principal       Position &         Position &
     Business Addresses                                   Offices With

           Offices
With
                                       Underwriter        Registrant

         John Pasco, III               President, Chief   Chairman &
         1500 Forest Avenue            Financial Officer, Treasurer &
         Suite 223                     Treasurer          Director
         Richmond, VA 23229


         Mary T. Pasco                Director            Assistant
         1500 Forest Avenue                               Secretary
         Suite 223
         Richmond, VA 23229


         Lori J. Martin                Vice President     None
         1500 Forest Avenue            & Assistant
         Suite 223                     Secretary
         Richmond, VA 23229

         F. Byron Parker, Jr.          Secretary         Secretary
         Mustian & Parker
         8002 Discovery Drive
         Suite 101
         Richmond, VA 23229


         (c)  None.


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS.

                  The accounts, books or other documents of the Registrant required to be maintained by ss.31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

                  (a) Shareholder account records (including share ledgers, duplicate confirmations, duplicate account statements, and applications forms) of the TANAKA GROWTH FUND series of the Registrant are maintained by its transfer agent, Fund Services, Inc., at 1500 Forest Avenue, Suite 111, Richmond, VA 23229.

                  (b) Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations of the TANAKA GROWTH FUND series are maintained at the series' investment advisor, Tanaka Advisors, Inc., at 230 Park Avenue, Suite 1432 New York, N.Y. 10169.

                  (c) Accounts and records for portfolio securities and other investment assets, including cash of the Tanaka Fund series are maintained in the custody of the Registrant's custodian bank, Star Bank N.A., 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118.

                  (d) Accounting records, including general ledgers, supporting ledgers, pricing computations, etc. of the Tanaka Fund series are maintained by the Registrant's accounting services agent, Star Bank N.A., 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118

                  (e) Administrative records, including copies of the charter, by-laws, minute books, agreements, compliance records and reports, certain shareholder communications, etc., are kept at the Registrant's principal office, at 1500 Forest Avenue, Suite 223, Richmond, VA 23229, by the Registrant's Administrator, Commonwealth
                           Shareholder Services, Inc., whose address is the same as Registrant's.

                  (f) Records relating to distribution of shares of the Registrant are maintained by the Registrant's distributor, First Dominion Capital Corp. at 1500 Forest Avenue, Suite 223, Richmond, VA 23229.

ITEM 31. MANAGEMENT SERVICES. There are no management-related service contracts not discussed in Parts A or B of this Form.


ITEM 32.          UNDERTAKINGS.

                  (a)  Not applicable.

                  (b) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's
                  1933              Act Registration Statement.




                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 2nd day of March, 1998.

                               TANAKA FUNDS, INC.
                               Registrant

                               By /s/ John Pasco, III
                                                              John Pasco, III

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated below.


(Signature)                     (Title)              (Date)

/s/ Graham Y. Tanaka          Director              March 2, 1998
---------------------
Graham Y. Tanaka

/s/ Charles A. Dill           Director              March 2, 1998
-------------------
Charles A. Dill

/s/ Scott D. Stooker          Director              March 2, 1998
---------------------
Scott D. Stooker

/s/ Michael Seely             Director              March 2, 1998
Michael Seely

/s/ Thomas R. Schwarz        Director               March 2, 1998
---------------------
Thomas r. Schwarz


/s/ John Pasco, III
John Pasco, III
Attorney-In-Fact






                                                   EXHIBIT INDEX

          EXHIBIT                                    DESCRIPTION


                  A.      Articles of Incorporations as filed
                          with the State of Maryland on
                          November ____ , 1997.


                  B.      Bylaws of the Registrant


                  C.      Specimen of certificate of common
                          stock for the TANAKA GROWTH FUND
                          series.

                  D.      Form of Investment Advisory
                          Agreement between Tanaka Advisors,
                          Inc. and the Registrant on behalf
                          of the TANAKA GROWTH FUND.

                  E.      Form of Distribution Agreement
                          between First Dominion Capital
                          Corp. and the Registrant.

                  F.      Form of Custodian Agreement between
                          Star Bank, N.A. and the Registrant
                          on behalf of the TANAKA GROWTH FUND.


                  G.      Form of Transfer Agency Agreement
                          between Fund Services, Inc. and
                          the Registrant.

                  H.      Form of Administrative Services
                          Agreement between Commonwealth
                          Shareholder Services, Inc. and the
                          Registrant on behalf of the TANAKA
                          GROWTH FUND.


                  I.      Form of Fund Accounting Services
                          Agreement between Star Bank, N.A.
                          and the Registrant on behalf of
                          TANAKA GROWTH FUND.



                                             EXHIBIT INDEX (continued)



          EXHIBIT                                    DESCRIPTION

                  J.      Form of Fund Expense Agreement
                          between Commonwealth Shareholder
                          Services, Inc. and the Registrant.

                  K.      Form of IRA Service Agreement
                          between Star Bank, N.A. and the
                          Registrant.

                  L.      Distribution Plan pursuant to Rule
                          12b-1.

                  M.      Multiple Class Plan pursuant to
                          Rule 18f-3.

                  N.      Powers-of-Attorney

                                             ARTICLES OF INCORPORATION
                                                        OF
                                                TANAKA FUNDS, INC.


         FIRST: The undersigned, Steven M. Felsenstein, whose post office address is One Commerce Square, Philadelphia, Pennsylvania 19103, and being at least eighteen years of age, does hereby cause to be filed these Articles of Incorporation for the purpose of forming a corporation under the General Corporation Law of the
State of Maryland.

         SECOND:           The name of the corporation is TANAKA Funds, Inc.


         THIRD: The purpose for which the corporation is formed is to operate as an investment company and to exercise all of the powers and to do any and all of the things as fully and to the same extent as any other corporation incorporated under the laws of the State of Maryland, now or hereinafter in force, including, without limitation, the following:

         1. To purchase, hold, invest and reinvest in, sell, exchange, transfer, mortgage, and otherwise acquire and dispose of securities of every kind, character and description.

         2. To exercise all rights, powers and privileges with reference to or incident to ownership, use and enjoyment of any of such securities, including, but without limitation, the right, power and privilege to own, vote, hold, purchase, sell, negotiate, assign, exchange, transfer, mortgage, pledge or otherwise deal with, dispose of, use, exercise or enjoy any rights, title, interest, powers or privileges under or with reference to any of such securities; and to do any and all acts and things for the preservation, protection, improvement and enhancement in value of any of such securities.

         3. To purchase or otherwise acquire, own, hold, sell, exchange, assign, transfer, mortgage, pledge or otherwise dispose of, property of all kinds.

         4. To buy, sell, mortgage, encumber, hold, own, exchange, rent or otherwise acquire and dispose of, and to develop, improve, manage, subdivide, and generally to deal and trade in real property, improved and unimproved, and wheresoever situated; and to build, erect, construct, alter and maintain buildings, structures, and other improvements on real property.

         5. To borrow or raise moneys for any of the purposes of the corporation, and to mortgage or pledge the whole or any part of the property and franchises of the corporation, real, personal, and mixed, tangible or intangible, and wheresoever situated.

         6. To enter into, make and perform contracts and undertakings of every kind for any lawful purpose, without limit as to amount.

         7. To issue, purchase, sell and transfer, reacquire, hold, trade and deal in, to the extent permitted under the General Corporation law of the State of Maryland, capital stock, bonds, debentures and other securities of the corporation, from time to time, to such extent as the Board of Directors shall, consistent with the provisions of these Articles of Incorporation, determine; and to repurchase, re-acquire and redeem, to the extent permitted under the General Corporation Law of the State of Maryland, from time to time, the shares of its own capital stock, bonds, debentures and other securities.

                  The foregoing clauses shall each be construed as purposes, objects and powers, and it is hereby expressly provided that the foregoing enumeration of specific purposes, objects and powers shall not be held to limit or restrict in any manner the powers of the corporation, and that they are in furtherance of, and in addition to, and not in limitation of, the general powers conferred upon the corporation by the laws of the State of Maryland or otherwise; nor shall the enumeration of one thing be deemed to exclude another, although it be of like nature, not expressed.

         FOURTH:           The Post office address of the principal office of
the corporation in the State of Maryland is:

                           c/o The Corporation Trust, Incorporated
                           32 South Street
                           Baltimore, Maryland  21202

                  The name and post office address of the initial resident agent of the corporation in the State of Maryland is;

                           The Corporation Trust, Incorporated
                           32 South Street
                           Baltimore, Maryland  21202

         FIFTH: The total number of shares of stock which the corporation shall have authority to issue is Two Hundred and Fifty Million (250,000,000) shares of stock, with a par value of One Cent ($.01) per share, to be known and designated as Common Stock, such shares of Common Stock having an aggregate par value of Two Million Five Hundred Thousand Dollars ($2,500,000).

                  Subject to the provisions of these Articles of Incorporation, the Board of Directors shall have the power to issue shares of Common Stock of the corporation from time to time, at prices not less than the net asset value or par value thereof, whichever is greater, for such consideration in such form as may be fixed from time to time pursuant to the direction of the Board of Directors.

                  Pursuant to Section 2-105 of the Maryland General Corporation Law, the Board of Directors of the corporation shall have the power to designate one or more series of shares of Common Stock and sub-series (classes) thereof, and to classify or reclassify any unissued shares with respect to such series or sub-series thereof, and such series and sub-series (subject to any applicable rule, regulation or order of the Securities and Exchange Commission or other applicable law or regulation) shall have such preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the Board may determine, unless inconsistent with this Article FIFTH.

                  Subject to the aforesaid power of the Board of Directors, one series of shares is hereby designated and classified as TANAKA Growth Fund and Fifty Million (50,000,000) shares of Common Stock (par value $.01 per share) are hereby initially classified and allocated to such series. At any time when there are no shares outstanding or subscribed for a particular series or sub-series previously established and designated herein or by the Board of Directors, the series or sub-series may be eliminated by the Board of Directors by the same means.

                  Each share of a series shall have equal rights with each other share of that series with respect to the assets of the corporation pertaining to that series. The dividends payable to the holders of any sub-series (subject to any applicable rules, regulation or order of the Securities and Exchange Commission or any other applicable law or regulation) may be charged with any pro rata portion of distribution expenses paid pursuant to a Plan of Distribution adopted by such sub-series in accordance with Rule 12b-1 under the Investment Company Act of 1940 (or any successor thereto), which dividend shall be determined as directed by the Board and need not be individually declared, but may be declared and paid in accordance with a formula adopted by the Board. Except as otherwise provided herein, all references in these Articles of Incorporation to Common Stock or series of stock shall apply without discrimination to the shares of each series of stock.

                  The holder of each share of stock of the corporation shall be entitled to one vote for each full share, and a fractional vote for each fractional share of stock then standing in his or her name in the books of the corporation. On any matter submitted to a vote of shareholders, all shares of the corporation then issued and outstanding and entitled to vote, irrespective of the series, shall be voted in the aggregate and not by series except (1) when otherwise expressly provided by the Maryland General Corporation Law; (2) when required by the Investment Company Act of 1940, as amended, shares shall be voted by individual series, or sub-series; and (3) when the matter does not affect any interest of any particular series or sub-series, then only shareholders of affected series or sub-series shall be entitled to vote thereon. Holders of shares of stock of the corporation shall not be entitled to cumulative voting in the election of directors or on any other matter.

                  Each series of stock of the corporation shall have the following powers, preferences and participating, voting, or other special rights and the qualifications, restrictions, and limitations thereof shall be as follows:

                  1. All consideration received by the corporation for the issue or sale of stock of each series, together with all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to the series of shares of stock with respect to which such assets, payments of funds were received by the corporation for all purposes, subject only to the rights of creditors, and shall be so handled upon the books of account of the corporation. Such assets, income, earnings, profit and proceeds thereof, including any proceeds derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" such series.

                  2. The Board of Directors may from time to time declare and pay dividends or distributions, in stock or in cash, on any or all series of stock; provided, such dividends or distributions on shares of any series

                  3. The Board of Directors shall have the power in its discretion to distribute to the shareholders of the corporation or to the shareholders of any series thereof in any fiscal year as dividends, including dividends designated in whole or in part as capital gain distributions, amounts sufficient, in the opinion of the Board of Directors, to enable the corporation or any series thereof to qualify as a "regulated investment company" under the Internal revenue Code of 1986, as amended, or any successor or comparable statute thereof, and regulations promulgated thereunder (collectively, the "IRC"), and to avoid liability of the corporation or any series thereof for Federal income tax in respect of that year and to make other appropriate adjustments in connection therewith.

                  4. The Board of Directors shall have the power, in its discretion, to make such elections as to the tax status of the corporation or any series or class of the corporation as may be permitted or required under the IRC as presently in effect or as amended, without the vote of shareholders of the corporation or any series thereof.

                  5. In the event of the liquidation or dissolution of the corporation, shareholders of each series shall be entitled to receive, as a series, out of the assets of the corporation available for distribution to shareholders, but other than general assets not belonging to any particular series of stock, the assets belonging to such series, and the assets so distributable to the shareholders of any series shall be distributed among such shareholders in proportion to the number of shares of such series held by them and recorded on the books of the corporation. In the event that there are any general assets not belonging to any particular series of stock and available for distribution, such distribution shall be made to the holders of stock of all series in proportion to the net asset value of the respective series determined as hereinafter provided.

                  6. The assets belonging to any series of stock shall be charged with the liabilities in respect to such series, and shall also be charged with its share of the general liabilities of the corporation, in proportion to the net asset value of the respective series determined as hereinafter provided. The determination of the Board of Directors shall be conclusive as to the amount of liabilities, including accrued expenses and reserves, as to the allocation of the same as to a given series, and as to whether the same or general assets of the corporation are allocable to one or more series.

                  7. The Board of Directors may provide for a holder of any series of stock of the corporation, who surrenders his certificate in good form for transfer to the corporation or, if the shares in question are not represented by certificates, who delivers to the corporation a request in good order signed by the shareholder or otherwise authenticated in the manner required by the corporation, to convert the shares in question on such basis as the Board may provide, into shares of stock of any other series of the corporation.

                  8. The holders of the shares of Common Stock or other securities of the corporation shall have no preemptive rights to subscribe to new or additional shares of its Common Stock or other securities.

         SIXTH: The number of directors of the corporation shall be such number as may from time to time be fixed by the By-Laws of the corporation or pursuant to authorization contained in such By-Laws; provided, notwithstanding anything herein to the contrary, the Board of Directors shall consist initially of three directors until such time as the number of directors is fixed as stated above. The names of the directors who shall act as such until successors are duly chosen and qualified are: Graham
Tanaka, Thomas R. Schwarz and Michael Seeley.

         SEVENTH:          The following provisions are inserted for the
management of the business and for the conduct of the affairs of the corporation:

                           1.       The Board of Directors shall have power to
fix an initial offering price for the shares of any series which shall yield to the corporation not less than the par value thereof, at which price the shares of the Common Stock of the corporation shall be offered for sale, and to determine from time to time thereafter the offering price which shall yield to the corporation not less than the par value thereof from sales of the shares of its Common Stock; provided, however, that no shares of the Common Stock of the corporation shall be issued or sold for a consideration which shall yield to the corporation less than the net asst value of shares of such series determined as hereinafter provided, as of the business day on which such shares are sold, or at such other times set by the Board of Directors, except in the case of shares of such Common Stock issued in payment of a dividend properly declared and payable.

                              Notwithstanding anything in these Articles of
Incorporation to the contrary, the Board of Directors shall have power to establish in their absolute discretion the basis or method for determining the value of the assets belonging to any class or series, and the net asset value of each share of any class or series of the corporation for purposes of sales, redemptions, repurchases of shares or otherwise.

                                    The net asset value of the property and
assets of the corporation shall be determined in accordance with the Investment Company Act of 1940, as amended, and with generally accepted accounting principles, and at such times as the Board of Directors may direct, by deducting from the total market or appraised value of all of the property and assets of the corporation, all debts, obligations and liabilities of the corporation (including, but without limitation of the generality of any of the foregoing, any or all debts, obligations, liabilities or claims of any and every kind and nature, whether fixed, accrued, or unmatured, and any reserves or charges, determined in accordance with generally accepted accounting principles, for any or all thereof, whether for taxes, including estimated taxes or unrealized book profits, expenses, contingencies or otherwise).

                                    The net asset value per share of a series of
the Common Stock of the corporation shall be determined by adding the total market or appraised value of the property and assets of the relevant series of the corporation, subtracting the liabilities determined by the Board of Directors to be applicable to that series, allocating any general assets and general liabilities to that series, and dividing the net result by the total number of shares of its Common Stock then issued and outstanding for such series, including any shares sold by the corporation up to and including the date as of which such net asset value is to be determined whether or not certificates therefor have actually been issued. In case the net asset value of each share so determined shall include a fraction of one cent, such net asset value of each share shall be adjusted to the nearest full cent.

                           2.  To the extent permitted by law, and except in
the case of a national financial emergency, the corporation shall redeem shares of its Common Stock from its stockholders upon request of the holder thereof received by the corporation or its designated agent during business hours of any business day, provided that such request must be accompanied by surrender of any outstanding certificate or certificates for such shares in form for transfer, together with such proof of the authenticity of signatures as may reasonably be required on such shares (or, on such request in the event no certificate is outstanding) by, or pursuant to the direction of the Board of Directors of the corporation, and accompanied by proper stock transfer stamps, if any. Shares redeemed upon any such request shall be purchased by the corporation at the net asset value of such shares determined in the manner provided in Paragraph (1) of this Article SEVENTH, and in accordance with the redemption procedures prescribed in the then current Prospectus for the applicable series of shares of the corporation.

                                    Payments for shares of its Common Stock so
redeemed by the corporation shall be made from the assets of the applicable series in cash, except payment for such shares may, at the option of the Board of Directors, or such officer or officers as they may duly authorize for the purpose in their complete discretion, be made from the assets of that series in kind or partially in cash and partially in kind. In case of any payment in kind the Board of Directors, or their delegate, shall have absolute discretion as to what security or securities of such series shall be distributed in kind and the amount of the same; and the securities shall be valued for purposes of distribution at the value at which they were appraised in computing the current net asset value of the series of the corporation's shares, provided that any stockholder who cannot legally acquire securities so distributed in kind by reason of the prohibitions of the Investment Company Act of 1940, as amended, shall receive cash.

                                    Payment for shares of its Common Stock so
redeemed by the corporation shall be made by the corporation as provided above within seven days after the date which such shares are deposited in good order, and after satisfactory compliance with applicable requirements; provided, however, that if payment shall be made by delivery of assets of the corporation, as provided above, any securities to be delivered as part of such payment shall be delivered as promptly as any necessary transfers of such securities on the books of the several corporations whose securities are to be delivered may be made, but not necessarily within such seven day period.

                                    The right of any holder of shares of the
Common Stock of the corporation to receive dividends thereon and all other rights of such stockholder with respect to the shares so redeemed by the corporation shall cease and determine from and after the time as of which the purchase price of such shares shall be fixed, as provided above, except the right of such stockholder to receive payment for such shares as provided for herein.

                                    For the purposes of these Articles of
Incorporation, a "national financial emergency" is defined as the whole or any part of any period (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (ii) during which trading on the New York Stock Exchange is restricted, (iii) during which an emergency exists as a result of which disposal by the corporation of securities owned by such series is not reasonably practicable or it is not reasonably practicable for the corporation fairly to determine the value of the net assets of such series, or
(iv) during any other period when the Securities and Exchange Commission (or any succeeding governmental authority) may for the protection of security holders of the corporation by order permit suspension of the right of redemption or postponement of the date of payment on redemption; provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (ii), (iii), or (iv) exist. The Board of Directors may, in its discretion, declare the suspension described in (iv) above at an end, and such other suspension relating to a national financial emergency shall terminate as the case may be on the first business day on which said Stock Exchange shall have reopened or the period specified in (ii) or (iii) shall have expired (as to which in the absence of an official ruling by said Commission or succeeding authority, the determination of the Board of Directors shall be conclusive).

                           3.       The Board of Directors may, from time to
time, without the vote or consent of stockholders, establish uniform standards with respect to the minimum net asset value of a stockholder account or a minimum investment which may be made by a stockholder. The Board of Directors may authorize the closing of those stockholder accounts not meeting the specified minimum standards of net asset value by redeeming all of the shares in such accounts, provided there is mailed to each affected stockholder account, at least thirty (30) days prior to the planned redemption date, a notice setting forth the minimum account size requirement and the date on which the account will be closed if the minimum size requirement is not met prior to said closing date.

         EIGHTH:           (a)  To the fullest extent that limitations on the
liability of directors and officers are permitted by the Maryland

General Corporation Law, no director or officer of the corporation shall have any liability to the corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                           (b)      No provision of this Article shall be
effective to protect or purport to protect any director or officer of the corporation against any liability to the corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                 (c) The fact that a director of the corporation who is not an "interested person" of the corporation (as that term is defined in the Investment Company Act of 1940, as amended) shall serve in a like capacity on the board of directors of any other corporation or corporations registered under such Investment Company Act shall not impair the independence of such director to evaluate and determine the disposition of any matter affecting the corporation, its business, or claims pertaining thereto.

                           (d)   Reference to the Maryland General Corporation
Law in this Article are to the law as from time to time amended. No amendment to the Articles of Incorporation of the corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         NINTH: Subject to the Investment Company Act of 1940, as amended, each of the following actions, to the extent required to be approved by the shareholders under Maryland General Corporation Law, shall be approved by a majority of all votes entitled to be cast on the matter:

                           (i)   Amendment or amendment and restatement of the
Articles;

                           (ii)     Reduction of stated capital;

                  (iii)Consolidation, merger, share exchange or transfer of assets;

                           (iv)     Distribution in partial liquidation; or

                           (v)      Voluntary dissolution.

         TENTH: The corporation expressly reserves the right to amend, alter, change or repeal any provision contained in these Articles of Incorporation, and all rights, contract and otherwise, conferred herein upon the stockholders are granted subject to such reservation.

         ELEVENTH: The corporation expressly agrees and acknowledges that the name "TANAKA Funds, Inc." is the sole property of Tanaka Fund Advisers, LLC ("TFA"), that similar names may be used by funds in the investment business which are affiliated with TFA, and that the corporation's use of such name is with permission of TFA. The corporation further expressly agrees and acknowledges that its use of such name may be terminated by TFA if the corporation ceases to use TFA as its Advisor (or to use affiliates of TFA for such purposes). The corporation further expressly agrees and acknowledges that in such event TFA may require the corporation to present to its shareholders, at the next annual or special meeting of the corporation held after such request, a proposal to change the name of the corporation to delete reference to the name "TANAKA Funds." The corporation further expressly agrees and acknowledges in such event to use its best efforts to comply promptly with such request to change its name and that the Board of Directors of the corporation shall recommend such a proposal to its shareholders. The corporation further expressly acknowledges and agrees, upon shareholder approval of such a proposal, to make and cause to be made such filings to effect the change of name as may be necessary with the State of Maryland, the United States Securities and Exchanger Commission, or other regulatory authorities.

         IN WITNESS WHEREOF, the undersigned incorporator of TANAKA Funds, Inc. who executed the foregoing Articles of Incorporation hereby acknowledges the same to be his act and further acknowledges that, to the best of his knowledge the matters and facts set forth therein are true to in all material respects, under the penalties of perjury.

         Dated the 4th day of November, 1997.



                             ------------------------------
                              Steven M. Felsenstein





                                                 TANAKA FUNDS, INC

                                                      BY-LAWS


                                                     ARTICLE I

                                                     OFFICERS

         Section 1. The principal office of the Corporation shall be in the City of Richmond, Commonwealth of Virginia. The

Corporation shall also have offices at such other places as the Board of Directors may from time to time determine or the business of the Corporation may require.

                                                    ARTICLE II
                                        STOCKHOLDERS AND STOCK CERTIFICATES
         Section 1. To the extent authorized by the Board of Directors, a stockholder of record may request a stock certificate representing the shares owned by him. Stock certificates, if any, shall be in such form as may be required by law and as the Board of Directors shall prescribe. Every stock certificate shall be signed by the Chairman or the President or a Vice President and by the Treasurer or an Assistant Treasurer, or the Secretary or an Assistant Secretary, and sealed with the corporate seal, which may be a facsimile, either engraved or printed. Stock certificates may bear the facsimile signatures of the officers authorized to sign such certificates.
         Section 2. A share of capital stock of the Corporation shall be transferable on the books of the Corporation only by the person(s) in whose name(s) such share is registered, or by his duly authorized attorney or representative. In all cases of transfer by an attorney-in-fact, the original power of attorney, or an official copy thereof duly certified, shall be deposited and remain with the Corporation or its duly authorized transfer agent. In case of transfers by executors, administrators, guardians or other legal representatives, duly authenticated evidence of their authority shall be produced, and may be required to be deposited and remain with the Corporation or its duly authorized transfer agent. No transfer shall be made unless and until the certificate issued to the transferor, if any, shall be delivered to the Corporation or its duly authorized transfer agent, properly endorsed.

         Section 3. Any person desiring a certificate for shares of the capital stock of the Corporation to be issued in lieu of one lost or destroyed shall make an affidavit or affirmation setting forth the loss or destruction of such stock certificate, and shall advertise such loss or destruction in such manner as the Board of Directors may require, and shall, if the Board of Directors shall so require, give the Corporation a bond or indemnity, in such form and with such security as may be satisfactory to the Board, indemnifying the Corporation against any loss that may result upon the issuance of a new stock certificate. Upon receipt of such affidavit and proof of publication of the advertisement of such loss or destruction, and the bond, if any, required by the Board of Directors, a new stock certificate may be issued of the same tenor and for the number of shares as the one alleged to have been lost or destroyed.

         Section 4. The Corporation shall be entitled to treat the holder of record of any share or shares of its capital stock as the owner thereof, and accordingly, shall not be bound to recognize any equitable or other claim to or interest in such share or shares on the part of any other person, whether or not the Corporation shall have express or other notice thereof.

         Section 5. In the event that the Corporation issues non-certificated shares of its capital stock, the Board of Directors shall establish procedures designed to comply with the requirements of the Maryland General Corporation law.

                                                    ARTICLE III
                                             MEETINGS OF STOCKHOLDERS
         Section 1. (a) The Corporation is not required to hold an Annual Meeting in any year in which the Corporation is not required to elect directors under the Investment Company Act of 1940. If the Corporation is required under the Investment Company Act of 1940 to hold a stockholder meeting to elect directors, the meeting may be designated an Annual Meeting of Stockholders for that year for purposes of Maryland law.
                                    (b)  Annual Meetings, if held, shall be held
at such place and time as the Board of Directors may by resolution establish. In the absence of any specific resolution, Annual Meetings of Stockholders shall be held at the Corporation's principal office, or at such other place within or without the State of Maryland as the Board of Directors may from time to time prescribe. Meetings of stockholders for any other purpose may be held at such place and time as shall be fixed by resolution of the Board of Directors and stated in the Notice of the Meeting, or in a duly executed Waiver of Notice thereof.

         Section 2. Special meetings of the stockholders may be called at any time by the Chairman, President or a majority of the members of the Board of Directors, and except as otherwise required by the Investment Company Act of 1940, shall be called by the Secretary upon the written request of the holders of at least fifty percent of the shares of the capital stock of the Corporation issued and outstanding and entitled to vote at such meeting. Upon receipt of a written request from such holders as are entitled to call a special meeting, which shall state the purpose of the meeting and the matter proposed to be acted on at it, the Secretary shall issue notice of such meeting. The cost of preparing and mailing the notice of a special meeting of stockholders shall be borne by the Corporation. Special meetings of the stockholders shall be held at the principal office of the Corporation, or at such other place within or without the State of Maryland as the Board of Directors may from time to time direct, or at such place within or without the State of Maryland as shall be specified in the notice of such meeting.

         Section 3. Notice of the time and place of the annual or any special meeting of the stockholders shall be given to each stockholder entitled to notice of such meeting not less than ten days nor more than ninety days prior to the date of such meeting. In the case of special meetings of the stockholders, the notice shall specify the object or objects of such meeting, and no business shall be transacted at such meeting other than that mentioned in the notice.

         Section 4. The Board of Directors may close the stock transfer books of the Corporation for a period not exceeding twenty days preceding the date of any meeting of stockholders, or the date for payment of any dividend, or the date for the allotment of rights, or the date when any change or conversion or exchange of capital stock shall go into effect, or for a period of not exceeding twenty days in connection with the obtaining of the consent of stockholders for any purpose; provided, however, that in lieu of closing the stock transfer books as aforesaid, the Board of Directors may fix in advance a date, not exceeding ninety days preceding the date of any meeting of stockholders, or the date for payment of any dividend, or the date for the allotment of rights, or the date when any change or conversion or exchange of capital stock shall go into effect,or a date in connection with obtaining such consent, as a record date for the determination of the stockholders entitled to notice of, and to vote at any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of capital stock or to give such consent, and in such case such stockholders and only such stockholders as shall be stockholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting and any adjournment thereof, or to receive payment of such dividend or to receive such allotment of rights or to exercise such rights, or to give such consent, as the case may be, notwithstanding any transfer of any stock on the books of the Corporation after any such record date fixed as aforesaid.

         Section 5. At all meetings of the stockholders a quorum shall consist of the holders of a majority of the outstanding shares of the capital stock of the Corporation entitled to vote at such meeting. In the absence of a quorum no business shall be transacted except that the stockholders present in person or by proxy and entitled to vote at such meeting shall have power to adjourn the meeting from time to time to a date not more than one hundred twenty days after the original record date without further notice other than announcement at the meeting. At any such adjourned meeting at which a quorum shall be present any business may be transacted which might have been transacted at the meeting on the date specified in the original notice. If a quorum is present at any meeting, the holders of a majority of the shares of capital stock of the Corporation issued and outstanding and entitled to vote at the meeting who shall be present in person or by proxy at such meeting shall have power to approve any matter properly before the meeting, except as otherwise provided in the Investment Company Act of 1940, and also except a plurality of all votes cast at a meeting at which a quorum is present shall be sufficient for the election of a director. The holders of such majority shall also have power to adjourn the meeting to any specific time or times, and no notice of any such adjourned meeting need be given to stockholders absent or otherwise.

         Section 6. At all meetings of the stockholders the following order of business shall be substantially observed, as far as it is consistent with the purpose of the meeting, except to the extent that the Board of Directors shall otherwise provide:

                  Election of Directors;
                  Ratification of Selection of Auditors; and New business.

         Section 7. At any meeting of the stockholders of the Corporation every stockholder having the right to vote shall be entitled, in person or by proxy appointed by an instrument in writing subscribed by such stockholder or by his duly authorized attorney in fact and bearing a date not more than eleven months prior to said meeting unless such instrument provides for a longer period, to vote each full and fractional share of stock having voting power registered in his name on the books of the Corporation.

                                                    ARTICLE IV
                                                     DIRECTORS
         Section 1. The Board of Directors shall consist of not less than three nor more than twelve members. The Board of Directors may by a vote of the entire board increase or decrease the number of directors without a vote of the stockholders; provided that any such decrease shall not affect the tenure of office of any director. Directors need not hold any shares of the capital stock of the Corporation.

         Section 2. The directors shall be elected by the stockholders of the Corporation at any annual meeting, if held, or at a special meeting called for such purpose, and shall hold office until their successors shall be duly elected and shall qualify.

         Section 3. The Board of Directors shall have the control and management of the business of the Corporation, and in addition to the powers and authority expressly conferred upon them by these By-Laws, may exercise, subject to the provisions of the laws of the State of Maryland and of the Articles of Incorporation of the Corporation, all such powers of the Corporation and do all such acts and things as are not required by law or by the Articles of Incorporation to be exercised or done by the stockholders.

         Section 4. The Board of Directors shall have power to fill vacancies occurring on the Board, whether by death, resignation or otherwise. A vacancy on the Board of Directors resulting from any cause except an increase in the number of directors may be filled by a vote of the majority of the remaining members of the Board, though less than a quorum. A vacancy on the Board of Directors resulting from an increase in the number of directors may be filled by a majority of the entire Board of Directors. A director elected by the Board of Directors to fill a vacancy shall serve until the next annual meeting, whenever held, or special meeting called for that purpose, and until his successor is elected and qualifies.

         Section 5. The Board of Directors shall have power to appoint, and at its discretion to remove or suspend, any officers, managers, superintendents, subordinates, assistants, clerks, agents and employees, permanently or temporarily, as the Board may think fit, and to determine their duties and to fix, and from time to time to change, their salaries or emoluments, and to require security in such instance and in such amounts as it may deem proper.

         Section 6. In case of the absence of an officer of the Corporation, or for any other reason which may seem sufficient to the Board of Directors, the Board may delegate his powers and duties for the time being to any other officer of the Corporation or to any director.

         Section 7. The Board of Directors may, by resolution or resolutions passed by a majority of the whole Board, designate one or more committees, each committee to consist of one or more of the directors of the Corporation which, to the extent provided in such resolution or resolutions and by applicable law, shall have and may exercise the powers of the Board of Directors in the management of the business and affairs of the Corporation. Such committee or committees shall have such name or names as may be determined from time to time by resolution adopted by the Board of Directors. Any such committee shall keep regular minutes of its proceedings, and shall report the same to the Board when required.

         Section 8. The Board of Directors may hold their meetings and keep the books of the Corporation outside of the

State of Maryland, at such place or places as it may from time to time determine.

         Section 9. The Board of Directors shall have power to fix, and from time to time to change, the compensation, if any, of the directors off the Corporation.

         Section 10. Upon retirement of a Director, the Board may elect him or her to the position of Director Emeritus. Said Director Emeritus shall serve for one year and may be re-elected by the Board from year to year thereafter. Said Director Emeritus shall not vote at meetings of Directors and shall not be held responsible for actions of the Board but shall receive fees paid to Board members for serving as such.

                                                     ARTICLE V
                                                DIRECTORS MEETINGS
         Section 1. The first regular meeting of the Board of Directors shall be held each year as scheduled by the Board, and otherwise within seven business days following the annual meeting of stockholders at which the Directors are elected. Regular meetings of the Board of Directors shall also be held without notice at such times and places as may be from time to time prescribed by the Board.

         Section 2. Special meetings of the Board of Directors may be called at any time by the Chairman, and shall be called by the Chairman upon the written request of a majority of the members of the Board of Directors. Unless notice is waived by all the members of the Board of Directors, notice of any special meeting shall be given to each director at least twenty-four hours prior to the time of such meeting, and such notice shall provide the time and place of such special meeting, and the purpose(s) for which it is called.

         Section 3. One-third of the entire Board of Directors shall constitute a quorum for the transaction of business at any meeting; except that if the number of directors on the Board is less than six, two members shall constitute a quorum for the transaction of business at any meeting. The act of a majority of the directors present at any meeting where there is a quorum shall be the act of the Board of Directors except as may be otherwise required by Maryland law or the Investment Company Act of 1940.

         Section 4. The order of business at meetings of the Board of Directors shall be prescribed from time to time by the Board.

                                                    ARTICLE VI
                                                OFFICERS AND AGENTS
         Section 1. At the first meeting of the Board of Directors after the election of Directors in each year, the Board shall elect a Chairman, a President and Chief Executive Officer, one or more Vice Presidents, a Secretary and a Treasurer. The Board may elect, or the Chief Executive Officer may appoint, one or more Assistant Secretaries, one or more Assistant Treasurers, and such other subordinate officers and agents as the Board may deem necessary and as the business of the Corporation may require.

         Section 2. The Chairman of the Board and the President shall be elected from the membership of the Board of Directors, but other officers need not be members of the Board of Directors. Any two or more offices may be held by the same person except the offices of President and Vice President. All officers of the Corporation shall serve for one year and until their successors shall have been duly elected and shall have qualified; provided, however, that any officer may be removed at any time, either with or without cause, by action by the Board of Directors.

                                                    ARTICLE VII
                                     INDEMNIFICATION OF OFFICERS AND DIRECTORS
         Section 1. The Corporation shall indemnify each officer and director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection
(b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or director for any liability to the Corporation or its security holders arising from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

         Section 2. The provisions of clause (i) of Section 1 of this Article VII notwithstanding, the Corporation shall indemnify each officer and director against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or director is a party by reason of service in such capacity.

         Section 3. The Corporation, in the manner and to the extent provided by applicable law, shall advance to each officer and director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

                                                   ARTICLE VIII
                                                DUTIES OF OFFICERS
                                               CHAIRMAN OF THE BOARD
         Section 1. The Chairman of the Board shall preside at all meetings of the stockholders and the Board of Directors and shall be a member ex officio of all standing committees. He shall have those duties and responsibilities as shall be assigned to him by the Board of Directors. In the absence, resignation, disability or death of the President, the Chairman shall exercise all the powers and perform all the duties of the President until his return, or until such disability shall be removed or until a new President shall have been elected.

                                                     PRESIDENT

         Section 2. The President shall be the Chief Executive Officer and head of the Corporation, and in the recess of the Board of Directors shall have the general control and management of its business and affairs, subject, however, to the regulations of the Board of Directors.

                                    The President shall, in the absence of the
Chairman, preside at all meetings of the stockholders and the Board of Directors. In the event of the absence, resignation, disability or death of the Chairman, the President shall exercise all powers and perform all duties of the Chairman until his return, or until such disability shall have been removed or until a new Chairman shall have been elected.

                                                  VICE PRESIDENTS
         Section 3. Vice Presidents shall have those duties and responsibilities as shall be assigned to them by the Chairman or the President. In the event of the absence, resignation, disability or death of the Chairman and President, the Senior Vice President shall exercise all the powers and perform all the duties of the President until his return, or until such disability shall be removed or until a new President shall have been elected.

                                      THE SECRETARY AND ASSISTANT SECRETARIES
         Section 4. The Secretary shall attend all meetings of the stockholders and shall record all the proceedings thereof in a book to be kept for that purpose, and he shall be the custodian of the corporate seal of the Corporation. In the absence of the Secretary, an Assistant Secretary or any other person appointed or elected by the Board of Directors, as is elsewhere in these By-Laws provided, may exercise the rights and perform the duties of the Secretary.

         Section 5. The Assistant Secretary, or, if there be more than one Assistant Secretary, then the Assistant Secretaries in the order of their seniority, shall, in the absence or disability of the Secretary, perform the duties and exercise the powers of the Secretary. Any Assistant Secretary elected by the Board shall also perform such other duties and exercise such other powers as the Board of Directors shall from time to time prescribe.

                                      THE TREASURER AND ASSISTANT TREASURERS
         Section 6. The Treasurer shall keep full and correct accounts of the receipts and expenditures of the Corporation in books belonging to the Corporation, and shall deposit all monies and valuable effects in the name and to the credit of the Corporation and in such depositories as may be designated by the Board of Directors, and shall, if the Board shall so direct, give bond with sufficient security and in such amount as may be required by the Board of Directors for the faithful performance of his duties.

                               He shall disburse funds of the Corporation as
may be ordered by the Board of Directors, taking proper vouchers for such disbursements, and shall render to the Prescient and Board of Directors at the regular meetings of the Board, or whenever they may require it, an account of all his transactions as the chief fiscal officer of the Corporation and of the financial condition of the Corporation, and shall present each year before the annual meeting of the stockholders a full financial report of the preceding fiscal year.

         Section 7. The Assistant Treasurer, or, if there be more than one Assistant Treasurer, then the Assistant Treasurers in the order of their seniority, shall, in the absence or disability of the treasurer, perform the duties and exercise the powers of the Treasurer. Any Assistant Treasurer elected by the Board shall also perform such duties and exercise such powers as the Board of Directors shall from time to time prescribe.

                                                    ARTICLE IX
                                           CHECKS, DRAFTS, NOTES,  ETC.
         Section 1. All checks shall bear the signature of such person or persons as the Board of Directors may from time to time direct.

         Section 2. All notes and other similar obligations and acceptances of drafts by the Corporation shall be signed by such person or persons as the Board of Directors may from time to time direct.

         Section 3. Any officer of the Corporation or any other employee, as the Board of Directors may from time to time direct, shall have full power to endorse for deposit all checks and all negotiable paper drawn payable to his or their order or to the order of the Corporation.

                                                     ARTICLE X
                                                  CORPORATE SEAL
         Section 1. The corporate seal of the Corporation shall have inscribed thereon the name of the Corporation, the year of its organization, and the words "Corporate Seal, Maryland" Such seal may be used by causing it or a facsimile thereof to be impressed or affixed or otherwise reproduced.

                                                    ARTICLE XI
                                                     DIVIDENDS
         Section 1. Dividends upon the shares of the capital stock of the Corporation may, subject to the provisions of the Articles of Incorporation of the Corporation, if any, be declared by, or in accordance with instructions established by, the Board of Directors at any regular or special meeting, pursuant to law. Dividends may be paid in cash, in property, or in shares of the capital stock of the Corporation.

         Section 2. Before payment of any dividend there may be set aside out of any funds of the Corporation available for dividends such sum or sums as the Board of Directors may, from time to time, in its absolute discretion, think proper as a reserve fund to meet contingencies, or for equalizing dividends, or for repairing or maintaining any property of the Corporation, or for such other purpose as the Board of Directors shall deem to be for the best interests of the Corporation, and the Board of Directors may abolish any such reserve in the manner in which it was created.

                                                    ARTICLE XII
                                                    FISCAL YEAR
         Section 1. The fiscal year of the Corporation shall be set by action of the Board of Directors.

                                                   ARTICLE XIII
                                                      NOTICES
         Section 1. Whenever under the provisions of these ByLaws notice is required to be given to any director or stockholder, such notice is deemed given when it is personally delivered, left at the resident or usual place of business of the director or stockholder, or mailed to such director or stockholder at such address as shall appear on the books of the Corporation and such notice, if mailed, shall be deemed to be given at the time it shall be so deposited in the United States mail postage prepaid. In the case of directors, such notice may also be given orally by telephone or by telegraph or cable.

         Section 2. Any notice required to be given under these By-Laws may be waived in writing, signed by the person or persons entitled to such notice, whether before or after the time stated therein.

                                                    ARTICLE XIV
                                                    AMENDMENTS
         Section 1. These By-Laws may be amended, altered or repealed by the affirmative vote of the holders of a majority of the shares of capital stock of the Corporation issued and outstanding and entitled to vote thereon, or by a majority of the Board of Directors, as the case may be.

Below is the text of a sample of the Stock Certificate for TANAKA Growth Fund Series of TANAKA Funds, Inc.


CAPITAL STOCK OF                                                       CUSIP

                                                TANAKA FUNDS, INC.
                                                TANAKA GROWTH FUND

                          INCORPORATED UNDER THE LAWS OF THE STATE OF MARYLAND




                                                This Certifies that
                                 is the owner of
                  FULLY PAID AND NON-ASSESSABLE SHARES OF THE PAR VALUE OF $.01
                          EACH OF THE CAPITAL STOCK OF

TANAKA FUNDS, INC.                                  TANAKA GROWTH FUND

(hereinafter called the "Corporation") transferable on the books of the Corporation in person or by duly authorized attorney upon surrender of this Certificate properly endorsed. This Certificate and the shares represented hereby are issued and shall be held subject to all of the provisions of the Certificate of Incorporation and the bylaws of the Corporation and all amendments thereto, to all of which the holder by acceptance hereof assents.

         This  certificate  is not valid  until  countersigned  by the  Transfer
Agent.

         Witness the facsimile signatures of the duly authorized officers of the Corporation

Dated                                       Attest

       By



  Secretary                              Chairman
                                      C-39

                                           INVESTMENT ADVISORY AGREEMENT




         Investment Advisory Agreement (the "Agreement") dated March ___, 1998 by and between TANAKA Funds, Inc., a Maryland corporation (herein called the "Fund"), and Tanaka Fund Advisers, LLC, a Delaware limited liability company (the "Advisor"), and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

         WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), consisting of several series of shares, each having its own investment policies; and

         WHEREAS, the Fund desires to retain the Advisor to furnish investment advisory and management services to certain portfolios of the Fund, subject to the control of the Fund's Board of Directors, and the Advisor is willing to so furnish such services;

         NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be bound, it is agreed between the parties hereto as follows:

         1. Appointment. The Fund hereby appoints the Advisor to act as the advisor to the TANAKA Growth Fund series of the Fund
(the "Portfolio") for the period and on the terms set forth in this Agreement. The Advisor accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

         2. Duties of the Advisor. The Fund employs the Advisor to manage the investments and reinvestment of the assets of the Portfolio, and to continuously review, supervise, and administer the investment program of the Portfolio, to determine in its discretion the securities to be purchased or sold, to provide the Fund and Commonwealth Shareholder Services, Inc. (the "Administrator") with records concerning the Advisor's activities which the Fund is required to maintain, and to render regular reports to the Fund's Officers and Board of Directors and to the Administrator concerning the Advisor's discharge of the foregoing responsibilities.

                  The Advisor shall discharge the foregoing responsibilities subject to the control of the Fund's Board of Directors and in compliance with such policies as the Board may from time to time establish, and in compliance with the objectives, policies, and limitations for the Portfolio as set forth in its Prospectus and Statement of Additional Information, as amended from time to time, and applicable laws and regulations. The Fund will instruct each of its agents and contractors to co-operate in the conduct of the business of the Portfolio.

                  The Advisor accepts such employment and agrees, at its own expense, to render the services and to provide the office space, furnishings, and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

         3. Portfolio Transactions. The Advisor is authorized to select the brokers and dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best price and execution for the Portfolio's transactions in accordance with the policies of the Fund as set forth from time to time in the Portfolio's Prospectus and Statement of Additional Information. The Advisor will promptly communicate to the Fund and to the Administrator such information relating to portfolio transactions as they may reasonably request.

                  It is understood that the Advisor will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund or be in breach of any obligation owing to the Fund under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Fund to an unaffiliated broker-dealer in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 or as described from time to time by the Portfolio's Prospectus and

Statement of Additional Information. Subject to the foregoing, the Advisor may direct any transaction of the Portfolio to a broker which is affiliated with the Advisor in accordance with, and subject to, the policies and procedures approved by the Board of Directors of the Fund pursuant to Rule 17e-1 under the 1940 Act. Such brokerage services are not deemed to be provided under this Agreement.

         4. Compensation of the Advisor. The Investment Advisor shall be paid a fee to be accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund which are not in excess of 300,000,000; 0.90% of the assets of the Fund over $300,000,000 and not in excess of $500,000,000; 0.80% of assets of the Fund in excess of $500,000,000 and not in excess of $1,000,000,000; and 0.75% of the assets of the Fund over $1,000,000,000. Such fee shall be paid monthly, within days after the end of the month. All expenses not specifically assumed by the Investment Advisor are assumed by the Fund.

                  All rights of compensation under this Agreement for services performed as of the termination date shall survive the termination of this Agreement.

         5. Expenses. During the term of this Agreement, the Advisor will pay all expenses incurred by it in connection with the management of the Fund. Notwithstanding the foregoing, the Portfolio shall pay the expenses and costs of the Portfolio for the following:

                  ( 1)     Taxes;

                  ( 2) Brokerage fees and commissions with regard to portfolio transactions;

                  ( 3) Interest charges, fees and expenses of the custodian of the securities;

                  ( 4) Fees and expenses of the Fund's transfer agent and the Administrator;

                  ( 5) Its proportionate share of auditing and legal expenses;

                  ( 6) Its proportionate share of the cost of maintenance of corporate existence;

                  ( 7) Its proportionate share of compensation of directors of the Fund who are not interested persons of the Advisor as that term is defined by law;

                  ( 8) Its proportionate share of the costs of corporate meetings;

                  ( 9) Federal and State registration fees and expenses incident to the sale of shares of the Portfolio;

                  (10)     Costs of printing and mailing Prospectuses for the
                   Portfolio's shares, reports and notices to
                             existing shareholders;

                  (11) The Advisory fee payable to the Advisor, as provided in paragraph 4 herein;

                  (12) Costs of recordkeeping (other than investment records required to be maintained by the Advisor), and daily pricing;

                  (13) Distribution expenses in accordance with any Distribution Plan as and if approved by the shareholders of the Portfolio; and

                  (14) Expenses and taxes incident to the failure of the Portfolio to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, unless such expenses and/or taxes arise from the negligence of another party.

                  If the expenses projected to be borne by the Portfolio (exclusive of interest, brokerage commissions, taxes and extraordinary items, but inclusive of advisory fees) in any fiscal year are expected to exceed any expense limitation commitment made to the Fund, the advisory fee payable by the Portfolio to the Advisor shall be reduced on each day such fee is accrued to the extent of that day's portion of such excess expenses. Except as provided by the agreement of the Advisor, the amount of such reduction shall not exceed the actual amount of the advisory fee otherwise payable in such year. Accruals of expenses and adjustments to advisory fees otherwise payable under this Agreement, and the amounts payable monthly in accordance with this Agreement, shall be adjusted as required from month to month.

         6. Reports. The Fund and the Advisor agree to furnish to each other, if applicable, current information required for the preparation by such parties of prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and to furnish to each other such other information and documents with regard to their affairs as each may reasonably request.

         7. Status of the Advisor. The services of the Advisor to the Fund are not to be deemed exclusive, and the Advisor shall be free to render similar services to others so long as its services to the Fund are not impaired thereby.

                  Pursuant to comparable agreements, the Fund may also retain the services of the Advisor to serve as the investment advisor of other series of the Fund.

         8. Books and Records. In compliance with the requirements of the 1940 Act, the Advisor hereby agrees that all records which it maintains for the Fund are the property of the Fund, and further agrees to surrender promptly to the Fund any of such records upon the Fund's request. The Advisor further agrees to preserve for the periods prescribed by the 1940 Act, and the rules or orders thereunder, the records required to be maintained by the 1940 Act.

         9. Limitation of Liability of Advisor. The duties of the Advisor shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Advisor hereunder. The Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Advisor in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. (As used in this Paragraph 9, the term
"Advisor" shall include directors, officers, employees and other corporate agents of the Advisor as well as that corporation itself).

         10. Permissible Interests. Directors, agents, and shareholders of the Fund are or may be interested in the Advisor
(or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents, and shareholders of the Advisor are or may be interested in the Fund as directors, officers, shareholders or otherwise; and the Advisor (or any successor) is or may be interested in the Fund as a shareholder or otherwise. In addition, brokerage transactions for the Fund may be effected through affiliates of the Advisor if approved by the Fund's Board of Directors, subject to the rules and regulations of the Securities and Exchange Commission, and the policies and procedures adopted by the Fund.

         11. License of Advisor's Name. The Advisor hereby authorizes the Fund to use the name "TANAKA" for the Portfolio. The Fund agrees that if this Agreement is terminated it will take reasonable steps to redesignate the name of the Portfolio to eliminate any reference to the name "TANAKA" or any derivation thereof unless the Advisor waives this requirement in writing.

         12. Duration and Termination. This Agreement shall become effective on the date first above written subject to its approval by the shareholders of the Portfolio and unless sooner terminated as provided herein, shall continue in effect for two (2) years from that date. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such continuance is specifically approved annually (a) by the vote of a majority of those members of the Fund's Board of Directors who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of either the Board of Directors or of a majority of the outstanding voting securities (as that term is defined in the 1940 Act) of the Portfolio. Notwithstanding the foregoing, this Agreement may be terminated by the Portfolio or by the Fund at any time on sixty (60) days written notice, without the payment of any penalty, provided that termination must be authorized either by vote of the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio or by the Advisor on sixty (60) days written notice. This Agreement will automatically terminate in the event of its assignment (as that term is defined in the 1940 Act).

         13. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act).

         14. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the address stated below:
                  (a)      To the Fund at:  1500 Forest Avenue
                                    Suite 223
                               Richmond, VA 23229

                  (b)      To the Advisor at: 230 Park Avenue
                                   Suite 1432
                            New York, New York 10169

         15. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

         16. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Maryland, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Maryland, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

         17. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.







                                                      TANAKA FUND ADVISERS, LLC


                                                     BY:
                                                        GRAHAM Y. TANAKA




                                                     TANAKA FUNDS, INC.


                                                     BY:
                                                       JOHN PASCO. III

                                              DISTRIBUTION AGREEMENT



         DISTRIBUTION AGREEMENT, made this day of March, 1998, by and between TANAKA Funds, Inc. a Maryland corporation (the "Fund") and First Dominion Capital Corporation ("FDCC"), a Virginia corporation.

         WITNESSETH:

1.       DISTRIBUTION SERVICES

         The Fund hereby engages FDCC as national distributor to assist the Fund in promoting the sale and distribution to investors of shares of common stock of each series of the Fund ("Shares"). In connection therewith, FDCC shall (i) promote the sale of shares, (ii) act as principal underwriter of shares of various series of the Fund, (iii) otherwise assist the Fund in the distribution of shares directly to investors through dealers or otherwise. For this purpose the Fund agrees to offer shares for sale at all times when, and in such places as, such shares are to be made available for sale and may lawfully be offered for sale and sold. As and when necessary in connection therewith FDCC will act as principal for the sale of such shares.

2.       SALE OF FUND SHARES

         Such shares are to be sold only on the following terms:

(a) All subscriptions, offers, or sales shall be subject to acceptance or rejection by the Fund. Any offer or sale shall be conclusively presumed to have been accepted by the Fund if the Fund shall fail to notify FDCC of the rejection of such offer or sale prior to the computation of the net asset value of the Fund's shares next following receipt by the Fund of notice of such offer or sale.

(b) No share of the Fund shall be sold for any consideration other than cash or, except in instances otherwise provided for by the Fund's currently effective Prospectus, for any amount less than the public offering price per share, which shall be determined in accordance with the Fund's currently effective Prospectus. No shares may be sold for less than the net asset value thereof.

3.       REGISTRATION OF SHARES

         The Fund agrees to make prompt and reasonable efforts to effect and to keep in effect the registration or qualification of its shares for sale in such jurisdictions as the Fund may designate. FDCC may serve as dealer of record to assist the Fund in connection with any such registration or qualification. The Fund acknowledges that FDCC may incur expenses in connection with assisting in the registration or qualification of Fund shares which are sold at net asset value and the Fund will pay or reimburse expenses of FDCC which are incurred in connection with such registration or qualification.

4.       INFORMATION TO BE FURNISHED TO FDCC

         The Fund agrees that it will furnish FDCC with such information with respect to the affairs and accounts of the Fund as FDCC may from time to time reasonably require, and further agrees that FDCC, at all reasonable times, shall be permitted to inspect the books and records of the Fund.

5.       ALLOCATION OF EXPENSES

         During the period of this contract, the Fund shall pay or cause to be paid all expenses, costs, and fees incurred by the Fund which are not assumed by FDCC or any investment manager or investment advisor to the Fund. FDCC shall pay advertising and promotional expenses incurred by FDCC in connection with the distribution of the Fund's shares which are sold subject to: (i) the imposition of a sales charge (whether front-end or back-end), including paying for prospectuses for delivery to prospective shareholders, or (ii) the imposition of a fee payable by the Fund to FDCC pursuant to a plan adopted under Investment Company Act of 1940 Rule 12b-1.

6.       COMPENSATION TO FDCC

         It is understood and agreed by the parties hereto that FDCC will receive compensation for services it performs hereunder in accordance with Schedule A hereto.

7.       LIMITATION OF FDCC'S AUTHORITY

         FDCC shall be deemed to be an independent contractor and, except as specifically provided or authorized herein, shall have no authority to act for or represent the Fund. In the performance of its duties hereunder, FDCC may solicit and enter into selling dealer agreements with other broker-dealers in a form approved by the Fund. Such selling dealer agreements shall provide for the sale of shares of the Fund (or any series of the Fund) on terms consistent with the registration statement of the Fund as then in effect. Unless otherwise provided in a selling dealer agreement between FDCC and any selling dealer, any selling dealer agreement of FDCC in effect as of the date of this agreement shall be deemed to continue hereunder upon delivery to the selling dealer of any amendment required by the terms of the Fund's action eliminating the sales load on sales of affected Fund shares.

8.       SUBSCRIPTION FOR SHARES - REFUND FOR CANCELED ORDERS

         FDCC shall act as a principal, and not as agent, for sales of Fund shares. FDCC shall subscribe for the shares of the Fund only for the purpose of covering purchase orders already received by it or for the purpose of investment for its own account. In the event that an order for the purchase of shares of the Fund is placed with FDCC by a customer or dealer and subsequently canceled, FDCC shall forthwith cancel the subscription for such shares entered on the books of the Fund, and, if FDCC has paid the Fund for such shares, shall be entitled to receive from the Fund in refund of such payments the lesser of:

(a)      the consideration received by the Fund for said shares; or

(b) the net asset value of such shares at the time of cancellation by FDCC.

9.       INDEMNIFICATION OF THE FUND

         FDCC agrees to indemnify the Fund against any and all litigation and other legal proceedings of any kind or nature and against any liability, judgment, cost, or penalty imposed as a result of such litigation or proceedings in any way arising out of or in connection with the sale or distribution of the shares of the Fund by FDCC. In the event of the threat or institution of any such litigation or legal proceedings against the Fund, FDCC shall defend such action on behalf of the Fund at its own expense, and shall pay any such liability, judgment, cost, or penalty resulting therefrom, whether imposed by legal authority on agreed upon by way of compromise and settlement; provided, however, FDCC shall not be required to pay or reimburse the Fund for any liability, judgment, cost, or penalty incurred as a result of information supplied by, or as the result of the omission to supply information by, the Fund to FDCC or to FDCC by a director, officer, or employee of the Fund who is not an interested person of FDCC, unless the information so supplied or omitted was available to FDCC or the Fund's investment adviser without recourse to the Fund or any such person referred to above.

10.      FREEDOM TO DEAL WITH THIRD PARTIES

         FDCC shall be free to render to others services of a nature either similar to or different from those rendered under this contract, except such as may impair its performance of the services and duties to be rendered by it hereunder.

11.      EFFECTIVE DATE, DURATION AND TERMINATION OF AGREEMENT

         The effective date of this Agreement shall be the date first set forth above. Wherever referred to in this Agreement, the vote or approval of the holders of a majority of the outstanding voting securities of the Fund (or of any series of the Fund) shall mean the vote of 67% or more of the securities of the Fund (or of any affected series of the Fund) if the holders of more than 50% of such securities are present in person or by proxy or the vote of more than 50% of the securities of the Fund (or an affected series of the Fund) whichever is the lesser.

         Unless sooner terminated as hereinafter provided, this Agreement shall continue in effect from year to year but only so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund, including the specific approval of a majority of the directors who are not interested persons of FDCC as defined by the Investment Company Act of 1940, as amended, cast in person at a meeting called for the purpose of voting on such approval, or by the vote of the holders of a majority of the outstanding voting securities of the Fund or an affected series of the Fund.

         This Agreement may be terminated at any time without the payment of any penalty by the vote of the Board of Directors of the Fund or by the vote of the holders of a majority of the outstanding voting securities of the Fund, or by FDCC, upon 60 days' written notice to the other party.

         This Agreement shall automatically terminate in the event of its assignment (as defined by the provisions of the Investment Company Act of 1940, as amended).

12.      AMENDMENTS TO AGREEMENT

         No material amendment to this Agreement shall be effective until approved by FDCC and by the affirmative vote of a majority of the Board of Directors of the Fund (including a majority of the directors who are not interested persons of FDCC or any affiliate of FDCC).

13.      NOTICES

         Any notice under this Agreement shall be in writing, addressed, delivered, or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for receipt of such notice.


         IN WITNESS WHEREOF, the Fund and FDCC have caused this Agreement to be executed by their duly authorized officers affixed hereto all as of the day and year first above written.

                                                        TANAKA FUNDS, INC.


                                                         By



Attested by

                                                FIRST DOMINION CAPITAL CORP.



                                       By
                                                    John Pasco, III
                                                    President



Attested by



228810.4

                                                    SCHEDULE A


         FDCC shall receive, as compensation for its services pursuant to this Distribution Agreement:

(a) With respect to any shares of the Fund sold subject to a sales charge collected at the time of the sale, FDCC shall be entitled to retain the underwriter's portion of the sales charge for each investment in the Fund's shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective Prospectus and as otherwise provided in the Fund's registration statement.

(b) With respect to sales of shares of the Fund sold subject to a sales charge collected at the time of the sale for which FDCC is the selling dealer, FDCC shall retain the dealer's sales charge for each investment in the Fund's shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective Prospectus and as otherwise provided in the Fund's registration statement.

(c) With respect to sales of shares of the Fund sold subject to a plan of distribution (a "Plan") providing for asset based payments to be made to FDCC, FDCC shall retain from such payments, as appropriate, the underwriter's or dealer's sales charge for each investment in the Fund's shares, computed as a percentage of the offering price determined in accordance with the Fund's currently effective Prospectus and as otherwise provided in the Fund's registration statement.

(d) With respect to any shares of the Fund sold at net asset value (without a sales charge), FDCC shall receive from the Fund reimbursement at the rate of $30 per hour for the cost of personnel involved with assistance in the promotion of sale of such shares and for out-of-pocket costs incurred by FDCC.

(e) When shares of the Fund are sold subject to a Plan providing for asset based payments to be made to FDCC, and such shares are redeemed by the holder at a time when they are subject to a contingent deferred sales charge, the Fund will pay to FDCC the amount of such deferred sales charge required to be retained from the proceeds of such redemption.

(f) Except to the extent required for the purposes set forth in this paragraph, FDCC agrees to defer collection or retention of all portions of underwriter's fees or selling dealer commissions otherwise accrued by it until such time as all amounts payable to any personr which has provided funds for the advance of expenditures under the Plan shall have been repaid. Notwithstanding the foregoing, FDCC may retain or collect such underwriter's fees or commissions to the extent such funds are applied by FDCC for the payment of actual out-of-pocket expenditures paid or incurred, or scheduled to be paid or incurred, in connection with the promotion or distribution of

Fund shares, whether pursuant to the Distribution Agreement or in accordance with the Plan.

                                                 CUSTODY AGREEMENT

         This agreement (the "Agreement") is entered into as of the _____ day of March, 1998, by and between TANAKA Funds, Inc., (the "Fund"), an open-end diversified investment business corporation organized under the laws of Maryland and having its office at 1500 Forest Avenue, Suite 223, Richmond, Virginia, 23229 for the benefit of the TANAKA Growth Fund series (the "Series"), and Star Bank, National Association, (the "Custodian"), a national banking association having its principal office at 425 Walnut Street, Cincinnati, Ohio, 45202.
         WHEREAS, the Fund and the Custodian desire to enter into this Agreement to provide for the custody and safekeeping of the assets of the Series as required by the Investment Company Act of 1940, as amended (the "Act").
         WHEREAS, the Fund hereby appoints the Custodian as custodian of all the Series' Securities and moneys at any time owned by the Series during the term of this Agreement (the "Series Assets").
         WHEREAS, the Custodian hereby accepts such appointment as Custodian and agrees to perform the duties thereof as hereinafter set forth.
         THEREFORE, in consideration of the mutual promises hereinafter set forth, the Fund and the Custodian agree as follows:

                                                    ARTICLE  I
                                                    Definitions

         The following words and phrases, when used in this Agreement, unless the context otherwise requires, shall have the following meanings:
         Authorized Person - the Chairman, President, Secretary, Treasurer, Controller, or Senior Vice President of the Fund, or any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Board of Directors of the Fund to give Oral Instructions and Written Instructions on behalf of the Fund, and listed in the Certificate annexed hereto as Appendix A, or such other Certificate as may be received by the Custodian from time to time.
         Book-Entry System - the Federal Reserve Bank book-entry system for United States Treasury securities and federal agency securities.
         Depository - The Depository Trust Company ("DTC"), a limited purpose trust company its successor(s) and its nominee(s) or any other person or clearing agent.
         Dividend and Transfer Agent - the dividend and transfer agent appointed, from time to time, pursuant to a written agreement between the dividend and transfer agent and the Fund.
         Foreign Securities - a) securities issued and sold primarily outside of the United States by a foreign government, a national of any foreign country, or a corporation or other organization incorporated or organized under the laws of any foreign country or; b) securities issued or guaranteed by the government of the United States, by any state, by any political subdivision or agency thereof, or by any entity organized under the laws of the United States or of any state thereof, which have been issued and sold primarily outside of the United States.
         Money Market Security - debt obligations issued or guaranteed as to principal and/or interest by the government of the United States or agencies or instrumentalities thereof, commercial paper, obligations (including certificates of deposit, bankers' acceptances, repurchase agreements and reverse repurchase agreements with respect to the same), and time deposits of domestic banks and thrift institutions whose deposits are insured by the Federal Deposit Insurance Corporation, and short-term corporate obligations where the purchase and sale of such securities normally require settlement in federal funds or their equivalent on the same day as such purchase and sale, all of which mature in not more than thirteen (13) months.
         Officers - the Chairman, President, Secretary, Treasurer, Controller, and Senior Vice President of the Fund listed in the Certificate annexed hereto as Appendix A, or such other

Certificate as may be received by the Custodian from time to time.
         Oral Instructions - verbal instructions received by the Custodian from an Authorized Person (or from a person that the Custodian reasonably believes in good faith to be an Authorized Person) and confirmed by Written Instructions in such a manner that such Written Instructions are received by the Custodian not later than the business day immediately following receipt of such Oral Instructions.
         Prospectus - the Fund's then currently effective prospectus and Statement of Additional Information, as filed with and declared effective from time to time by the Securities and Exchange Commission.
         Security or Securities - Money Market Securities, common stock, preferred stock, options, financial futures, bonds, notes, debentures, corporate debt securities, mortgages, and any certificates, receipts, warrants, or other instruments representing rights to receive, purchase, or subscribe for the same or evidencing or representing any other rights or interest therein, or any property or assets.
         Written Instructions - communication received in writing by the Custodian from an Authorized Person.

                                                    ARTICLE II
                Documents and Notices to be Furnished by the Fund

         A The following documents, including any amendments thereto, will be provided contemporaneously with the execution of the Agreement, to the Custodian by the Fund:
         1. A copy of the Articles of Incorporation of the Fund certified by the Secretary.
         2. A copy of the By-Laws of the Fund certified by the Secretary.
         3. A copy of the resolution of the Board of Directors of the Fund appointing the Custodian, certified by the Secretary.
         4.       A copy of the then current Prospectus of the Series.

         5. A Certificate of the President and Secretary of the Fund setting forth the names and signatures of the Officers of the Fund.
         B. The Fund agrees to notify the Custodian in writing of the appointment of any Dividend and Transfer Agent.

                                                    ARTICLE III
                                              Receipt of Fund Assets

         A. During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all moneys constituting Series Assets. The Custodian shall be entitled to reverse any deposits made on the Fund's behalf where such deposits have been entered and moneys are not finally collected within 30 days of the making of such entry.
         B. During the term of this Agreement, the Fund will deliver or cause to be delivered to the Custodian all Securities constituting Series Assets. The Custodian will not have any duties or responsibilities with respect to such Securities until actually received by the Custodian.
         C. As and when received, the Custodian shall deposit to the account(s) of the Series any and all payments for shares of the Series issued or sold from time to time as they are received from the Fund's distributor or Dividend and Transfer Agent or from the Fund itself.

                                                    ARTICLE IV
                                           Disbursement of Fund Assets

         A. The Fund shall furnish to the Custodian a copy of the resolution of the Board of Directors of the Fund, certified by the Fund's Secretary, either
(i) setting forth the date of the declaration of any dividend or distribution in respect of shares of the Series, the date of payment thereof, the record date as of which Fund shareholders entitled to payment shall be determined, the amount payable per share to Series shareholders of record as of that date, and the total amount to be paid by the Dividend and

Transfer Agent on the payment date, or (ii) authorizing the declaration of dividends and distributions in respect of shares of the Fund on a daily basis and authorizing the Custodian to rely on a Certificate setting forth the date of the declaration of any such dividend or distribution, the date of payment thereof, the record date as of which Series shareholders entitled to payment shall be determined, the amount payable per share to Series shareholders of record as of that date, and the total amount to be paid by the Dividend and Transfer Agent on the payment date.
                  On the payment date specified in such resolution or Certificate described above, the Custodian shall segregate such amounts from moneys held for the account of the Series so that they are available for such payment.
         B. Upon receipt of Written Instructions so directing it, the Custodian shall segregate amounts necessary for the payment of redemption proceeds to be made by the Dividend and Transfer Agent from moneys held for the account of the Series so that they are available for such payment.
         C. Upon receipt of a Certificate directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment, and the purpose for which payment is to be made, the Custodian shall disburse amounts as and when directed from the Series Assets. The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.
         D. Upon receipt of a Certificate directing payment, the Custodian shall disburse moneys from the Series Assets in payment of the Custodian's fees and expenses as provided in Article VIII hereof.
         E. Upon receipt of a Certificate directing payment and setting forth the name and address of the person to whom such payment is to be made, the amount of such payment, and the purpose for which payment is to be made, the Custodian shall disburse amounts to any imprest account maintained for the Series as and when directed from the Series Assets. The Custodian is authorized to rely on such directions and shall be under no obligation to inquire as to the propriety of such directions.

                                                     ARTICLE V
                                              Custody of Fund Assets

         A. The Custodian shall open and maintain a separate bank account or accounts in the United States in the name of the Fund for the assets of the Series, subject only to draft or order by the Custodian acting pursuant to the terms of this Agreement, and shall hold all cash received by it from or for the account of the Series, other than cash maintained by the Fund in a bank account established and used by the Series in accordance with Rule 17f-3 under the Act. Moneys held by the Custodian on behalf of the Series may be deposited by the Custodian to its credit as Custodian in the banking department of the Custodian. Such moneys shall be deposited by the Custodian in its capacity as such, and shall be withdrawable by the Custodian only in such capacity.
         B. The Custodian shall hold all Securities delivered to it in safekeeping in a separate account or accounts maintained at Star Bank, N.A. for the benefit of the Series.
         C. All Securities held which are issued or issuable only in bearer form, shall be held by the Custodian in that form; all other Securities held for the Series shall be registered in the name of the Custodian or its nominee. The Fund agrees to furnish to the Custodian appropriate instruments to enable the Custodian to hold, or deliver in proper form for transfer, any Securities that it may hold for the account of the Fund and which may, from time to time, be registered in the name of the Series.
         D. With respect to all Securities held for the Series, the Custodian shall on a timely basis (concerning items 1 and 2 below, as defined in the Custodian's Standards of Service Guide, as amended from time to time, annexed hereto as Appendix C):
         1.       Collect all income due and payable with
                  respect to such Securities;

         2.       Present for payment and collect amounts payable upon
                  all Securities which may mature or be called, redeemed,
                  or retired, or otherwise become payable;
         3.       Surrender Securities in temporary form for definitive
                  Securities; and
         4. Execute, as agent, any necessary declarations or certificates of ownership under the Federal income tax laws or the laws or regulations of any other taxing authority, including any foreign taxing authority, now or hereafter in effect.
         E.       Upon receipt of a Certificate and not otherwise, the
Custodian shall:
                  1.       Execute and deliver to such persons as may be
                           designated in such Certificate proxies, consents,
                           authorizations, and any other instruments whereby
                           the authority of the Fund as beneficial owner of
                  any      Securities may be exercised;
                  2.       Deliver any Securities in exchange for other
                 Securities or cash issued or paid in connection
               with the liquidation, reorganization, refinancing,
                merger, consolidation, or recapitalization of any
                 corporation, or the exercise of any conversion
                                   privilege;
                  3.       Deliver any Securities to any protective
                           committee, reorganization committee, or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization, or sale of assets of any corporation, and receive and hold under the terms of this Agreement such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;
                  4.       Make such transfers or exchanges of the assets of
                           the Fund and take such other steps as shall be stated in said Certificate to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund; and
                  5.       Deliver any Securities held for the Series to the
                           depository agent for tender or other similar offers.
         F. The Custodian shall promptly deliver to the Fund all notices, proxy material and executed but unvoted proxies pertaining to shareholder meetings of Securities held by the Fund. The Custodian shall not vote or authorize the voting of any Securities or give any consent, waiver or approval with respect thereto unless so directed by a Certificate or Written Instruction.
         G. The Custodian shall promptly deliver to the Fund all information received by the Custodian and pertaining to Securities held by the Fund with respect to tender or exchange offers, calls for redemption or purchase, or expiration of rights.

                                                    ARTICLE VI
                                          Purchase and Sale of Securities

         A. Promptly after each purchase of Securities by the Fund for the Series, the Fund shall deliver to the Custodian (i) with respect to each purchase of Securities which are not Money Market Securities, Written Instructions, and (ii) with respect to each purchase of Money Market Securities, Written Instructions or Oral Instructions, specifying with respect to each such purchase the;

                  1.       name of the issuer and the title of the
Securities,
                  2.       principal amount purchased and accrued interest,
if                         any,
                  3.       date of purchase and settlement,
                  4.       purchase price per unit,
                  5.       total amount payable, and
                  6.       name of the person from whom, or the broker
                           through which, the purchase was made.

The Custodian shall, against receipt of Securities purchased by or for the Series, pay out of the Series Assets, the total amount payable to the person from whom or the broker through which the purchase was made, provided that the same conforms to the total amount payable as set forth in such Written Instructions or Oral Instructions, as the case may be.
         B. Promptly after each sale of Securities by the Fund for the Series, the Fund shall deliver to the Custodian (i) with respect to each sale of Securities which are not Money Market Securities, Written Instructions, and (ii) with respect to each sale of Money Market Securities, Written Instructions or Oral Instructions, specifying with respect to each such sale the;
                  1.       name of the issuer and the title of the
Securities,
                  2.       principal amount sold and accrued interest, if
any,
                  3.       date of sale and settlement,
                  4.       sale price per unit,
                  5.       total amount receivable, and
                  6. name of the person to whom, or the broker through which, the sale was made.
The Custodian shall deliver the Securities against receipt of the total amount receivable, provided that the same conforms to the total amount receivable as set forth in such Written Instructions or Oral Instructions, as the case may be.
         C. On contractual settlement date, the account of the Series will be charged for all purchased Securities settling on that day, regardless of whether or not delivery is made. Likewise, on contractual settlement date, proceeds from the sale of Securities settling that day will be credited to the account of the Series, irrespective of delivery.
         D. Purchases and sales of Securities effected by the Custodian will be made on a delivery versus payment basis. The Custodian may, in its sole discretion, upon receipt of a Certificate, elect to settle a purchase or sale transaction in some other manner, but only upon receipt of acceptable indemnification from the Fund.

         E. The Custodian shall, upon receipt of a Written Instructions so directing it, establish and maintain a segregated account or accounts for and on behalf of the Series. Cash and/or Securities may be transferred into such account or accounts for specific purposes, to-wit:
                  1. in accordance with the provision of any agreement among the Fund, the Custodian, and a broker-dealer registered under the Securities and Exchange Act of 1934, as amended, and also a member of the National Association of Securities Dealers (NASD)
                           (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of the Options Clearing Corporation and of any registered national securities exchange, the Commodity Futures Trading Commission, any registered contract market, or any similar organization or organizations requiring escrow or other similar arrangements in connection with transactions by the Fund for the Series;
                  2. for purposes of segregating cash or government securities in connection with options purchased, sold, or written by the Fund or commodity futures contracts or options thereon purchased or sold by the Fund for the Series;
                  3. for the purpose of compliance by the Series with the procedures required for reverse repurchase agreements, firm commitment agreements, standby commitment agreements, and short sales by Act
                           Release No. 10666, or any subsequent release or releases or rule of the Securities and Exchange Commission relating to the maintenance of segregated accounts by registered investment companies; and
                  4. for other corporate purposes, only in the case of this clause 4 upon receipt of a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary of the Fund, setting forth the purposes of such segregated account.
      F. Except as otherwise may be agreed upon by the parties hereto, the Custodian shall not be required to comply with any Written Instructions to settle the purchase of any Securities on behalf of the Series unless there is sufficient cash in the account(s) at the time or to settle the sale of any Securities from an account(s) unless such Securities are in deliverable form. Notwithstanding the foregoing, if the purchase price of such Securities exceeds the amount of cash in the account(s) at the time of such purchase, the Custodian may, in its sole discretion, advance the amount of the difference in order to settle the purchase of such Securities. The amount of any such advance shall be deemed a loan from the Custodian to the Fund for the respective Series payable on demand and bearing interest accruing from the date such loan is made up to but not including the date such loan is repaid at a rate per annum customarily charged by the Custodian on similar loans.

                                                    ARTICLE VII
                                                 Fund Indebtedness

         In connection with any borrowings by the Fund for the Series, the Fund will cause to be delivered to the Custodian by a bank or broker requiring Securities as collateral for such borrowings (including the Custodian if the borrowing is from the Custodian), a notice or undertaking in the form currently employed by such bank or broker setting forth the amount of collateral. The Fund shall promptly deliver to the Custodian a Certificate specifying with respect to each such borrowing: (a) the name of the bank or broker, (b) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note duly endorsed by the Fund, or a loan agreement, (c) the date, and time if known, on which the loan is to be entered into, (d) the date on which the loan becomes due and payable, (e) the total amount payable to the Series on the borrowing date, and (f) the description of the Securities securing the loan, including the name of the issuer, the title and the number of shares or the principal amount. The Custodian shall deliver on the borrowing date specified in the Certificate the required collateral against the lender's delivery of the total loan amount then payable, provided that the same conforms to that which is described in the Certificate. The Custodian shall deliver, in the manner directed by the Fund, such Securities as additional collateral, as may be specified in a Certificate, to secure further any transaction described in this Article VII. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian and the Custodian shall receive from time to time such return of collateral as may be tendered to it.
         The Custodian may, at the option of the lender, keep such collateral in its possession, subject to all rights therein given to the lender because of the loan. The Custodian may require such reasonable conditions regarding such collateral and its dealings with third-party lenders as it may deem appropriate.

                                                   ARTICLE VIII
                                             Concerning the Custodian

         A. Except as otherwise provided herein, the Custodian shall not be liable for any loss or damage resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own negligence or willful misconduct. The Fund shall defend, indemnify and hold harmless the Custodian and its directors, officers, employees and agents with respect to any loss, claim, liability or cost (including reasonable attorneys' fees) arising or alleged to arise from or relating to the Fund's duties hereunder or any other action or inaction of the Fund or its Directors, officers, employees or agents, except such as may arise from the negligent action, omission, willful misconduct or breach of this Agreement by the Custodian. The Custodian may, with respect to questions of law, apply for and obtain the advice and opinion of counsel, at the expense of the Fund, and shall be fully protected with respect to anything done or omitted by it in good faith in conformity with the advice or opinion of counsel. The provisions under this paragraph shall survive the termination of this Agreement.
         B. Without limiting the generality of the foregoing, the Custodian, acting in the capacity of Custodian hereunder, shall be under no obligation to inquire into, and shall not be liable
for:                       1.       The validity of the issue of any Securities
                                    purchased by or for the account of the Fund,
                                    the legality of the purchase thereof, or the
                                    propriety of the amount paid therefor;
                  2.       The legality of the sale of any Securities by or
                           for the account of the Series, or the propriety of
                           the amount for which the same are sold;
                  3.       The legality of the issue or sale of any shares of
                           the Series, or the sufficiency of the amount to be
                           received therefor;
                  4.       The legality of the redemption of any shares of
                           the Series, or the propriety of the amount to be
                           paid therefor;
                  5.       The legality of the declaration or payment of any
                           dividend by the Fund in respect of shares of the
                           Series;
                  6.       The legality of any borrowing by the Series on
                           behalf of the Fund, using Securities as
                           collateral;
         C. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to the Series from any Dividend and Transfer Agent of the Fund nor to take any action to effect payment or distribution by any Dividend and Transfer Agent of the Fund of any amount paid by the Custodian to any Dividend and Transfer Agent of the Fund in accordance with this Agreement.
         D. Notwithstanding Section D of Article V, the Custodian shall not be under any duty or obligation to take action to effect collection of any amount, if the Securities upon which such amount is payable are in default, or if payment is refused  after due  demand or  presentation,  unless and until (i) it shall
be directed to take such action by a Certificate and (ii) it shall be assured to its satisfaction (including prepayment thereof) of reimbursement of its costs and expenses in connection with any such action.
         E. The Fund acknowledges and hereby authorizes the Custodian to hold Securities through its various agents described in Appendix B annexed hereto. The Fund hereby represents that such authorization has been duly approved by the Board of Directors of the Fund as required by the Act. The Custodian acknowledges that although certain Series Assets are held by its agents, the Custodian remains primarily liable for the safekeeping of the Series Assets.
         In addition, the Fund acknowledges that the Custodian may appoint one or more financial institutions, as agent or agents or as sub-custodian or sub-custodians, including, but not limited to, banking institutions located in foreign countries, for the purpose of holding Securities and moneys at any time owned by the Series. The Custodian shall not be relieved of any obligation or liability under this Agreement in connection with the appointment or activities of such agents or sub-custodians. Any such agent or sub-custodian shall be qualified to serve as such for assets of investment companies registered under the Act. Upon request, the Custodian shall promptly forward to the Fund any documents it receives from any agent or sub-custodian appointed hereunder which may assist directors of registered investment companies fulfill their responsibilities under Rule 17f-5 of the Act, and the Custodian acknowledges that no appointment of a custodian outside the U.S shall be effective unless provisions of such Rule 17f-5 have been met.
         F. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the account of the Fund are such as properly may be held by the Series under the provisions of the Articles of Incorporation and the Fund's By-Laws.
         G. The Custodian shall treat all records and other information relating to the Fund and the Series Assets as confidential and shall not disclose any such records or information to any other person unless (i) the Fund shall have consented thereto in writing or (ii) such disclosure is required by law.
         H. The Custodian shall be entitled to receive and the Fund agrees to pay to the Custodian from the assets of the Series such compensation as shall be determined pursuant to Appendix D attached hereto, or as shall be determined pursuant to amendments to such Appendix D. The Custodian shall be entitled to charge against any money held by it for the account of the Series, the amount of any of its fees, any loss, damage, liability or expense, including counsel fees relating to such Series. The expenses which the Custodian may charge against the account of the Series include, but are not limited to, the expenses of agents or sub-custodians incurred in settling transactions involving the purchase and sale of Securities of the Fund.
         I. The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions. The Fund agrees to forward to the Custodian Written Instructions confirming Oral Instructions in such a manner so that such Written Instructions are received by the Custodian, whether by hand delivery, facsimile or otherwise, not later than the following business day on which such Oral Instructions were given. The Fund agrees that the failure of the Custodian to receive such confirming instructions shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Fund. The Fund agrees that the Custodian shall incur no greater liability to the Fund for acting upon Oral Instructions given to the Custodian hereunder concerning such transactions than would arise as to a similar transaction pursuant to a Written Instruction.
         J. The Custodian will (i) set up and maintain proper books of account and complete records of all transactions in the accounts maintained by the Custodian hereunder in such manner as will meet the obligations of the Fund under the Act, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder and those records are the property of the Fund, and (ii) preserve for the periods prescribed by applicable

Federal statute or regulation all records required to be so preserved. All such books and records shall be the property of the Fund, and shall be open to inspection and audit at reasonable times and with prior notice by Officers and auditors employed by the Fund.
         K. The Custodian shall send to the Fund any report received on the systems of internal accounting control of the Custodian, or its agents or sub-custodians, as the Fund may reasonably request from time to time.
         L. The Custodian performs only the services of a custodian and shall have no responsibility for the management, investment or reinvestment of the Securities from time to time owned by the Fund. The Custodian is not a selling agent for shares of the Series and performance of its duties as custodian shall not be deemed to be a recommendation to the Fund's depositors or others of shares of the Series as an investment.
         M. The Custodian shall take all reasonable action, that the Fund may from time to time request, to assist the Fund in obtaining favorable opinions from the Fund's independent accountants, with respect to the Custodian's activities hereunder, in connection with the preparation of the Fund's Form N-1A, Form N-SAR, or other annual reports to the Securities and Exchange Commission.
         N. The Fund hereby pledges to and grants the Custodian a security interest in any Series Assets to secure the payment of any liabilities of the Series to the Custodian, whether acting in its capacity as Custodian or otherwise, or on account of money borrowed from the Custodian. This pledge is in addition to any other pledge of collateral by the Fund to the Custodian.


                                                    ARTICLE  X
                                                    Termination

         A. Either of the parties hereto may terminate this Agreement for any reason by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than ninety (90) days after the date of giving of such notice. If such notice is given by the Fund, it shall be accompanied by a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary of the Fund, electing to terminate this Agreement and designating a successor custodian or custodians. In the event such notice is given by the Custodian, the Fund shall, on or before the termination date, deliver to the Custodian a copy of a resolution of the Board of Directors of the Fund, certified by the Secretary, designating a successor custodian or custodians to act on behalf of the Fund. In the absence of such designation by the Fund, the Custodian may designate a successor custodian which shall be a bank or trust company having not less than $100,000,000 aggregate capital, surplus, and undivided profits. Upon the date set forth in such notice this Agreement shall terminate, and the Custodian, provided that it has received a notice of acceptance by the successor custodian, shall deliver, on that date, directly to the successor custodian all Securities and moneys then owned by the Fund and held by it as Custodian. Upon termination of this Agreement, the Fund shall pay to the Custodian on behalf of the Fund such compensation as may be due as of the date of such termination. The Fund agrees on behalf of the Fund that the Custodian shall be reimbursed for its reasonable costs in connection with the termination of this Agreement.
         B. If a successor custodian is not designated by the Fund, or by the Custodian in accordance with the preceding paragraph, or the designated successor cannot or will not serve, the Fund shall, upon the delivery by the Custodian to the Fund of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Fund) and moneys then owned by the Fund, be deemed to be the custodian for the Fund, and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System, which cannot be delivered to the Fund, which shall be held by the Custodian in accordance with this Agreement.

                                                    ARTICLE XI
                                                   MISCELLANEOUS
         A. Appendix A sets forth the names and the signatures of all Authorized Persons, as certified by the Secretary of the Fund. The Fund agrees to furnish to the Custodian a new Appendix A in form similar to the attached Appendix A, if any present Authorized Person ceases to be an Authorized Person or if any other or additional Authorized Persons are elected or appointed. Until such new Appendix A shall be received, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Oral Instructions or signatures of the then current Authorized Persons as set forth in the last delivered Appendix A.
         B. No recourse under any obligation of this Agreement or for any claim based thereon shall be had against any organizer, shareholder, Officer, Director, past, present or future as such, of the Fund or of any predecessor or successor, either directly or through the Fund or any such predecessor or successor, whether by virtue of any constitution, statute or rule of law or equity, or be the enforcement of any assessment or penalty or otherwise; it being expressly agreed and understood that this Agreement and the obligations thereunder are enforceable solely against the Fund, and that no such personal liability whatever shall attach to, or is or shall be incurred by, the organizers, shareholders, Officers, Directors of the Fund or of any predecessor or successor, or any of them as such. To the extent that any such liability exists, it is hereby expressly waived and released by the Custodian as a condition of, and as a consideration for, the execution of this Agreement.
         C. The obligations set forth in this Agreement as having been made by the Fund have been made by the Board of Directors, acting as such Directors for and on behalf of the Fund, pursuant to the authority vested in them under the laws of the State of Maryland, the Articles of Incorporation and the By-Laws of the Fund. This Agreement has been executed by Officers of the Fund as officers, and not individually, and the obligations contained herein are not binding upon any of the Directors, Officers, agents or holders of shares, personally, but bind only the Fund.
         D. Provisions of the Prospectus and any other documents (including advertising material) specifically mentioning the Custodian (other than merely by name and address) shall be reviewed with the Custodian by the Fund prior to publication and/or dissemination or distribution, and shall be subject to the consent of the Custodian.
         E. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at Star Bank Center, 425 Walnut Street, M. L. 6118, Cincinnati, Ohio 45202, attention Mutual Fund Custody Department, or at such other place as the Custodian may from time to time designate in writing.
         F. Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund shall be sufficiently given when delivered to the Fund or on the second business day following the time such notice is deposited in the U.S. mail postage prepaid and addressed to the Fund at its office at 1500 Forest Avenue, Suite 223, Richmond, Virginia, 23229 or at such other place as the Fund may from time to time designate in writing.
         G. This Agreement, with the exception of the Appendices,may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement, and authorized and approved by a resolution of the Board of Directors of the Fund.
         H. This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund or by the Custodian, and no attempted assignment by the Fund or the Custodian shall be effective without the written consent of the other party hereto.
         I. This Agreement shall be construed in accordance with the laws of the State of Ohio.

         J. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective Officers, thereunto duly authorized as of the day and year first above written.


                                                  TANAKA Funds, Inc.



ATTEST:                                     By: _________________________

________________________                            Chairman




                                                              Star Bank, N.A.



ATTEST:                                      By: _________________________
                                                     Marsha A. Croxton
_________________________                            Vice President




                                                    APPENDIX A


         Authorized Persons                 Specimen Signatures


Chairman:



President:


Secretary:


Treasurer:

Controller:


Adviser Employees:






Transfer Agent/Fund Accountant

Employees:

                                                    APPENDIX  B




The following agents are employed currently by Star Bank, N.A.
for securities processing and control . . .


                  The Depository Trust Company (New York)
                  7 Hanover Square
                  New York, NY  10004

                  The Federal Reserve Bank
                  Cincinnati and Cleveland Branches

                  Bankers Trust Company
                  16 Wall Street
                  New York, NY  10005
                  (For Foreign Securities and certain non-DTC eligible
Securities)

                                                    APPENDIX  C

                                            Standards of Service Guide

                                                    APPENDIX  D

                                             Schedule of Compensation

                                                FUND SERVICES, INC.

                                             TRANSFER AGENT AGREEMENT


         THIS AGREEMENT, dated March ____, 1998 between TANAKA Funds, Inc.. (the "Fund"), a corporation operating as an open-end investment company under the Investment Company Act of 1940, duly organized and existing under the laws of the State of Maryland, and FUND SERVICES, INC., a corporation organized under the laws of the State of Virginia ("FSI"), provides as follows:
         WHEREAS, FSI has agreed to act as transfer agent for the purpose of recording the transfer, issuance and redemption of Shares of the Fund, transferring the Shares of the Fund, disbursing dividends and other distributions to Shareholders, filing various tax forms, mailing shareholder information and receiving and responding to various shareholder inquiries;
         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the parties do hereby agree as follows:
         SECTION 1. The Fund hereby appoints FSI as its transfer agent and FSI agrees to act in such capacity upon the terms set forth in this Agreement.
         SECTION 2. If the Fund has authorized issuance of shares in certificated form, the Fund shall furnish to FSI a supply of blank Share Certificates of each Series and, from time to time, will renew such supply upon FSI's request. Blank Share Certificates shall be signed manually or by facsimile signatures of officers of the Fund and, if required by FSI, shall bear the Fund's seal or a facsimile thereof.

         SECTION 3. FSI shall make original issues of Shares of each Series in accordance with SECTIONS 13 and 14 below and the Fund's then current prospectus, upon receipt of (i) Written Instructions requesting the issuance, (ii) a certified copy of a resolution of the Fund's Board of Directors authorizing the issuance, (iii) necessary funds for the payment of any original issue tax applicable to such additional Shares, (iv) an opinion of the Fund's counsel as to the legality and validity of the issuance, which opinion may provide that it is contingent upon the filing by the Fund of an appropriate notice with the Securities and Exchange Commission, as required by Rule 24f-2 of the Investment Company Act of 1940, as amended from time to time. If the opinion described in
(iv) above is contingent upon a filing under such rule, the Fund shall fully indemnify FSI for any liability arising from the failure of the Fund to comply with such rule.
         SECTION 4. Transfers of Shares of each Series shall be registered and, subject to the provisions of SECTION 10, new Share Certificates shall be issued by FSI upon surrender of outstanding Share Certificates in the form deemed by FSI to be properly endorsed for transfer, which form shall include (i) all necessary endorsers' signatures guaranteed by a member firm of a national securities exchange or a domestic commercial bank, (ii) such assurances as FSI may deem necessary to evidence the genuineness and effectiveness of each endorsement and (iii) satisfactory evidence of compliance with all applicable laws relating to the payment or collection of taxes. FSI shall take reasonable measures as instructed by the Fund and agreed upon by

FSI to enable the Fund to identify proposed transfers that, if effected, will likely cause the Fund to fall within the Internal Revenue Code definitions of a personal holding company and shall not make such transfers contrary to the Fund's instructions without the prior written approval of the Fund and its counsel.
         SECTION 5. If and as shares are issued in certificated form, FSI shall forward Share Certificates in "non-negotiable" form by first-class or registered mail, or by whatever means FSI deems equally reliable and expeditious. While in transit to the addressee, all deliveries of Share Certificates shall be insured by FSI as it deems appropriate. FSI shall not mail Share Certificates in "negotiable" form, unless requested in writing by the Fund and fully indemnified by the Fund to FSI's satisfaction.
         SECTION 6. In registering transfers of Shares of each Series, FSI may rely upon the Uniform Commercial Code or any other statutes that, in the opinion of FSI's counsel, protect FSI and the Fund from liability arising from (i) not requiring complete documentation, (ii) registering a transfer without an adverse claim inquiry, (iii) delaying registration for purposes of such inquiry, or (iv) refusing registration whenever an adverse claim requires such refusal.
         SECTION 7. FSI may issue new Share Certificates in place of those lost, destroyed or stolen, as and when authorized by the Bylaws of the Fund, and upon receiving indemnity satisfactory to FSI and may issue new Share Certificates in exchange for, and upon surrender of, mutilated Share Certificates as FSI deems appropriate.

         SECTION 8. Unless otherwise directed by the Fund, FSI may issue or register Share Certificates reflecting the signature, or facsimile thereof, of an officer who has died, resigned or been removed by the Fund. The Fund shall file promptly with FSI any approvals, adoptions, or ratifications of such actions as may be required by law or FSI.
         SECTION 9. FSI shall maintain customary stock registry records for each Series in the Fund, noting the issuance, transfer or redemption of Shares and the issuance and transfer of Share Certificates. FSI may also maintain for each Series an account entitled "Unissued Certificate Account," in which it will record the Shares, and fractions thereof, issued and outstanding from time to time for which issuance of Share Certificates has not been requested. FSI is authorized to keep records for each Series, containing the names and last known addresses of Shareholders and Planholders, and the number of Shares, and fractions thereof, from time to time owned by them for which no Share Certificates are outstanding. Each Shareholder or Planholder will be assigned a single account number for each Series, even though Shares held under each Plan and Shares for which Certificates have been issued will be accounted for separately. Whenever a Shareholder deposits Shares represented by Share Certificates in a Plan that permits the deposit of Shares thereunder, FSI upon receipt of the Share Certificates registered in the name of the Shareholder (or if not registered, in proper form for transfer), shall cancel such Share Certificates, debit the Shareholder's individual account, credit the Shares to the Unissued Share Certificate Account pursuant to

SECTION 10 below and credit the deposited Shares to the proper Plan account.

         SECTION 10. To the extent authorized by the Fund, FSI shall issue Share Certificates for Shares of each Series only upon receipt of a written request from a Shareholder. If Shares are purchased without such request, FSI shall note on its stock registry records the issuance of the Shares and fractions thereof, shall credit the Unissued Certificate Account and the respective Shareholders' accounts with the Shares, and shall issue such confirmation or other documentation as the Fund shall require in conformity with Maryland law. Whenever Shares, and fractions thereof, owned by Shareholders are surrendered for redemption, FSI may process the transactions by making appropriate entries in the stock transfer records, and debiting the Unissued Certificate Account and the record of issued Shares outstanding; it shall be unnecessary for FSI to reissue Share Certificates in the name of the Fund.
         SECTION 11. FSI shall also perform the usual duties and functions required of a stock transfer agent for a corporation, including but not limited to (i) issuing Share Certificates as Treasury Shares, as directed by Written Instructions, and (ii) transferring Share Certificates from one Shareholder to another in the usual manner. FSI may rely conclusively and act without further investigation upon any list, instruction, certification, authorization, Share Certificate or other instrument or paper reasonably believed by it in good faith to be genuine and unaltered, and to have been signed, countersigned or executed or authorized by a duly-authorized person or persons, or by the Fund, upon the advice of counsel for the Fund or for FSI, or upon the net asset value quotation of the Service Agent, as hereinafter defined. FSI may record any transfer of Share Certificates which it reasonably believes in good faith to have been duly-authorized, or may refuse to record any transfer of Share Certificates if, in good faith, it deems such refusal necessary in order to avoid any liability on the part of either the Fund or FSI. The Fund agrees to indemnify and hold harmless FSI from and against any and all losses, costs, claims, and liability that it may suffer or incur by reason of such good faith reliance, action or failure to act.
         SECTION 12. FSI shall notify the Fund of any request or demand for the inspection of the Fund's share records. FSI shall abide by the Fund's instructions for granting or denying the inspection; provided, however, FSI may grant the inspection without such instructions if it is advised by its counsel that failure to do so will result in liability to FSI.
         SECTION 13. For purposes of this Section, the Fund hereby instructs FSI to consider Shareholder and Planholder payments as federal funds on the day indicated below:
         (a) for a wire received prior to 12:00 noon Eastern time, on the same day;
         (b) for a wire received on or after 12:00 noon Eastern time, on the next business day;
         (c) for a check received prior to 12:00 noon Eastern time, on the second business day following receipt; and

         (d) for a check received on or after 12:00 noon Eastern time, on the third business day following receipt.
Immediately after 4:00 p.m. Eastern time or such other time as the Fund may reasonably specify for any Series (the "Valuation Time") on each day that the Fund and FSI are open for business, FSI shall obtain from the Fund's service agent, as specified by the Fund in writing to FSI (the "Service Agent"), a quotation (on which it may conclusively rely) of the net asset value, determined as of the Valuation Time on that day. On each day FSI is open for business, it shall use the net asset value determined by the Service Agent to compute the number of Shares and fractional Shares to be purchased and the aggregate purchase proceeds to be deposited with the Custodian. As necessary but no more frequently than daily (unless a more frequent basis is agreed to by FSI), FSI shall place a purchase order with the Custodian for the proper number of Shares and fractional Shares to be purchased and promptly thereafter shall send written confirmation of such purchase to the Custodian and the Fund.
         SECTION 14. Having made the calculations required by SECTION 13, FSI shall thereupon pay the Custodian the aggregate net asset value of Shares of each Series purchased. The aggregate number of Shares and fractional Shares purchased shall then be issued daily and credited by FSI to the Unissued Certificate Account. FSI shall also credit each Shareholder's separate account with the number of shares purchased by such Shareholder. FSI shall promptly thereafter mail written confirmation of the purchase to each Shareholder or Planholder, and if requested, to a specified broker-dealer and the Fund.

Each confirmation shall indicate the prior Share balance, the new Share balance, the Shares held under a Plan (if any), the Shares for which Share Certificates are outstanding (if any), the amount invested and the price paid for the newly-purchased Shares.
         SECTION 15. Prior to the Valuation Time on each business day, as specified in accordance with SECTION 13 above, FSI shall process all requests to redeem Shares of each Series and advise the Custodian of (i) the total number of Shares of each Series available for redemption and (ii) the number of Shares and fractional Shares of each Series requested to be redeemed. Upon confirmation of the net asset value, FSI shall notify the Fund and the Custodian of the redemption, apply the redemption proceeds in accordance with SECTION 16 and the Fund's prospectus, record the redemption in the stock registry books, and debit the redeemed Shares from the Unissued Certificate Account and the individual account of the Shareholder or Planholder.
         In lieu of carrying out the redemption procedures described in the preceding paragraph, FSI may, at the request of the Fund, sell Shares of each Series to the Fund as repurchases from Shareholders and/or Planholders, provided that the sales price is not less than the applicable redemption price. The redemption procedures shall then be appropriately modified.
         SECTION 16. The proceeds of redemption shall be remitted by FSI in accordance with the Fund's then current prospectus as follows:
         (a)  By check mailed to the Shareholder or Planholder at his last known address.  The request and stock certificates, if any, for Shares being redeemed must reflect a guarantee of the owner's signature by a domestic commercial bank or trust company or a member firm of a national securities exchange. If Share Certificates have not been issued to the redeeming Shareholder or Planholder, the signature of the Shareholder or Planholder on the redemption request must be similarly guaranteed. The Fund may authorize FSI in writing to waive the signature guarantee for any specific transaction or classes of transactions;
         (b) By wire to a designated bank or broker upon telephone request, without signature guarantee, if such redemption procedure has been elected on the Shareholder's or Planholder's account information form. Any change in the designated bank or broker account will be acted upon by FSI only if made in writing by the Planholder or Shareholder, with signature guaranteed as required by paragraph (a) above;
         (c) In case of an expedited telephone redemption, by check payable to the Shareholder or Planholder of record and mailed for deposit to the bank account designated in the Shareholder account information form;
         (d) By other procedures commonly followed by mutual funds, as set forth in Written Instructions from the Fund and mutually agreed upon by the Fund and FSI.
         For purposes of redemption of shares of any Series that have been purchased by check within fifteen (15) days prior to receipt of the redemption request, the Fund shall provide FSI with Written Instructions concerning the time within and the procedures under which such requests shall be processed.
         The authority of FSI to perform its responsibilities under SECTIONS 15 and 16 shall be suspended if FSI receives notice of the suspension of the determination of the Fund's net asset value or of the right of redemption of such shares.
         SECTION 17. Upon the declaration of each dividend and each capital gains distribution by the Fund's Board of Directors, the Fund shall notify FSI of the date of such declaration, the amount payable per share, the record date for determining the Shareholders entitled to payment, the payment and the reinvestment date price.
         SECTION 18. On or before each payment date the Fund will transfer, or cause the Custodian to transfer, to FSI the total amount of the dividend or distribution currently payable. FSI will, on the designated payment date, reinvest all dividends in additional shares and shall thereupon pay the Custodian the aggregate net asset value of the additional shares and shall promptly mail to each Shareholder or Planholder at his last known address, a statement showing the number of full and fractional shares (rounded to three decimal places) then owned by the Shareholder or Planholder and the net asset value of such shares; provided, however, that if a Shareholder or Planholder elects to receive dividends in cash, FSI shall prepare a check in the appropriate amount and mail it to him at his last known address within five (5) business days after the designated payment date.
         SECTION 19. FSI shall maintain records regarding the issuance and redemption of Shares of each Series and dividend reinvestments. Such records will list the transactions effected for each Shareholder and Planholder and the number of Shares and fractional Shares owned by each for which no Share Certificates are outstanding. FSI agrees to make available upon request and to preserve for the periods prescribed in Rule 31a-2 of the Investment Company Act of 1940 any records related to services provided under this Agreement and required to be maintained by Rule 31a-1 of such Act. FSI acknowledges that these records are the property of the Fund and will surrender same to the Fund promptly on request.
         SECTION 20. FSI shall maintain those records necessary to enable the Fund to file, in a timely manner, Form N-SAR (Semiannual report) or any successor monthly, quarterly or annual report required by the Investment Company Act of 1940, or rules and regulations thereunder.
         SECTION 21. FSI shall cooperate with the Fund's independent public accountants and shall take reasonable action to make all necessary information available to such accountants for the performance of their duties.
         SECTION 22. In addition to the services described above, FSI will perform other services for the Fund as mutually agreed upon in writing from time to time, including but not limited to preparing and filing federal tax forms with the Internal Revenue Service, mailing federal tax information to Shareholders, mailing semi-annual Shareholder reports, preparing the annual list of Shareholders and mailing notices of Shareholders' meetings, proxies and proxy statements. FSI shall answer Shareholder inquiries related to their share accounts and other correspondence requiring an answer from the Fund. FSI shall maintain dated copies of written communications from Shareholders, and replies thereto.

         SECTION 23. Nothing contained in this Agreement is intended to or shall require FSI, in any capacity hereunder, to perform any functions or duties on any holiday, weekend or weekday on which day FSI or the New York Stock Exchange is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the New York Stock Exchange and FSI are open, unless otherwise required by law; provided, however, that all purchase or redemption requests received by the Fund for a date on which the Exchange is open but FSI is not shall be priced and executed "as of" such date on the next business day FSI is open, unless otherwise required by law.
         SECTION 24. The Fund agrees to pay FSI compensation for its services as set forth in Schedule A attached hereto, or as shall be set forth in written amendments to such Schedule approved by the Fund and FSI from time to time.
         SECTION 25. FSI shall not be liable for any taxes, assessments or governmental charges that may be levied or assessed on any basis whatsoever in connection with the Fund, or any Plan thereof, Shareholder or Planholder, excluding taxes assessed against FSI for compensation received by it hereunder.
         SECTION 26. FSI shall not be liable for any non-negligent action taken in good faith and reasonably believed by FSI to be within the powers conferred upon it by this Agreement. The Fund shall indemnify FSI and hold it harmless from and against any and all losses, claims, damages, liabilities or expenses (including reasonable expenses for legal counsel) arising directly or indirectly out of or in connection with this Agreement; provided such loss, claim, damage, liability or expense is not the direct result of FSI's negligence or willful misconduct, and provided further that FSI shall give the Fund notice and reasonable opportunity to defend any such loss, claim, etc. in the name of the Fund or FSI, or both. Without limiting the foregoing:
         (a) FSI may rely upon the advice of the Fund or counsel to the Fund or FSI, and upon statements of accountants, brokers and other persons believed by FSI in good faith to be experts in the matters upon which they are consulted. FSI shall not be liable for any action taken in good faith reliance upon such advice or statements;
         (b) FSI shall not be liable  for any  action  reasonably  taken in good faith reliance upon any Written Instructions, Oral Instructions, including the Service Agent's net asset value quotation, or certified copy of any resolution of the Fund's Board of Directors; provided, however, that upon receipt of a Written Instruction countermanding a prior Written or Oral Instruction that has not been fully executed by FSI, FSI shall verify the content of the second Written Instruction and honor it, to the extend possible. FSI may rely upon the genuineness of any such document, or copy thereof, reasonably believed by FSI in good faith to have been validly executed; and
         (c) FSI may rely, and shall be protected by the Fund in acting upon any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other paper or document reasonably believed by it in good faith to be genuine and to have been signed or presented by the purchaser, Fund or other proper party or parties.
         (d) The Fund shall, as soon as possible, amend its prospectus to conform with the provisions of this Agreement and make all necessary filings of the amended prospectus, and shall indemnify FSI for any loss, claim or expense resulting from FSI's reliance upon the Fund's representations in this Agreement, notwithstanding a contrary representation in its prospectus.
         SECTION 27. Upon receipt of Written Instructions, FSI is authorized to make payment upon redemption of Shares without a signature guarantee. The Fund hereby agrees to indemnify and hold FSI harmless from any and all expenses, damages, claims, suits, liabilities, action, demands or losses whatsoever arising out of or in connection with a payment by FSI for redemption of Shares without a signature guarantee. Upon the request of FSI, the Fund shall assume the entire defense of any such action, suit or claim. FSI shall notify the Fund in a timely manner of any such action, suit or claim.
         SECTION 28. The Fund shall deliver or cause to be delivered over to FSI
(i) an accurate list of Shareholders of the Fund, showing each Shareholder's last known address, number of Shares owned and whether such shares are represented by outstanding Share Certificates or by non-certificated share accounts, (ii) all records relating to Plans of the Fund, including original applications signed by the Planholders and original plan accounts recording payment, deductions, reinvestments, withdrawals and liquidations and (iii) all shareholder records, files, and other materials necessary or appropriate for proper performance of the functions assumed by FSI under this Agreement (collectively referred to as the "Materials"). The Fund shall indemnify and hold FSI harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses arising out of or in connection with any error, omission, inaccuracy or other deficiency of such Materials, or out of the failure of the Fund to provide any portion of the Materials or to provide any information needed by FSI to knowledgeably perform its functions.
         SECTION 29. FSI shall, at all times, act in good faith and shall use whatever methods it deems appropriate to ensure the accuracy of all services performed under this Agreement. FSI shall be liable only for loss or damage due to errors caused by FSI's negligence, bad faith or willful misconduct or that of its employees.
         SECTION 30. This Agreement may be amended from time to time by a written supplemental agreement executed by the Fund and FSI and without notice to or approval of the Shareholders or Planholders; provided the intent and purposes of any Plan, as stated from time to time in the Fund's prospectus, are observed. The parties hereto may adopt procedures as may be appropriate or practical under the circumstances, and FSI may conclusively rely on the determination of the Fund that any procedure that has been approved by the Fund does not conflict with or violate any requirement of its Articles of Incorporation, By-Laws or prospectus, or any rule, regulation or requirement of any regulatory body.

         SECTION 31. The Fund shall file with FSI a certified copy of the operative resolution of its Board of Directors authorizing the execution of Written Instructions or the transmittal of Oral Instructions.
         SECTION 32. The terms, as defined in this Section, whenever used in this Agreement or in any amendment or supplement hereto, shall have the meanings specified below, insofar as the context will allow:
         (a)  The Fund:  The term Fund shall mean TANAKA Funds, Inc.
         (b)  Custodian:  The term Custodian shall mean Star Bank, NA
         (c)  Series:  The term Series shall mean TANAKA Growth Fund and any series that the Fund shall subsequently establish.
         (d)  Securities:  The term Securities shall mean bonds,
debentures, notes, stocks, shares, evidences of indebtedness, and other securities and investments from time to time owned by the Fund.
         (e) Share Certificates: The term Share Certificates shall mean the stock certificates for the Shares of the Fund.
         (f) Shareholders: The term Shareholders shall mean the registered owners from time to time of the Shares of the Fund, as reflected on the stock registry records of the Fund.
         (g) Shares: The term Shares shall mean the issued and outstanding shares of common stock of the Fund.
         (h) Oral Instructions: The term Oral Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to FSI in person or by telephone, vocal telegram or other electronic means, by a person or person reasonably believed in good faith by FSI to be a person or person authorized by a resolution of the Board of Directors of the Fund to give Oral Instructions on behalf of the Fund. Each Oral Instruction shall specify whether it is applicable to the entire Fund or a specific Series of the Fund.
         (i) Written Instructions: The term Written Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to FSI in original writing containing original signatures, or a copy of such document transmitted by telecopy, including transmission of such signature, or other mechanical or documentary means, at the request of a person or persons reasonably believed in good faith by FSI to be a person or persons authorized by a resolution of the Board of Directors of the Fund to give Written Instructions on behalf of the Fund. Each Written Instruction shall specify whether it is applicable to the entire Fund or a specific Series of the Fund.
         (j) Plan: The term Plan shall include such investment plan, dividends or capital gains reinvestment plans, systematic withdrawal plans or other types of plans set forth in the then current prospectus of the Fund (excluding any qualified retirement plan that is a Shareholder of the Fund) in form acceptable to FSI, adopted by the Fund from time to time and made available to its Shareholders, including plans or accounts by self-employed individuals or partnerships.
         (k) Planholder: The term Planholder shall mean a Shareholder who, at the time of reference, is participating in a Plan, including any underwriter, representative or broker-dealer.

         SECTION 33. In the event that any check or other order for the payment of money is returned unpaid for any reason, FSI shall promptly notify the Fund of the non-payment.
         SECTION 34. Either party may give sixty (60) days written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice.
         SECTION 35. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties.
         Notice to the Fund shall be given as follows until further notice:
                  TANAKA Funds, Inc.
                  1500 Forrest Avenue
                  Suite 223
                  Richmond, VA 23229
                  Attn: JP III
      With a copy to:
                  TANAKA Fund Advisers, LLC
                  230 Park avenue, Suite 1432
                  New York, N.Y.  10169
                  Attention:  Mr. Graham Y. Tanaka
         Notice to FSI shall be given as follows until further notice:
                  FUND SERVICES, INC.
                  1500 Forest Avenue, Suite 111
                  Richmond, Virginia  23229
                  Attention:  Mr. William R. Carmichael, Jr., President

         SECTION 36. The Fund represents and warrants to FSI that the execution and delivery of this Transfer Agent Agreement by the undersigned officer of the Fund has been duly and validly authorized by resolution of the Fund's Board of Directors. FSI represents and warrants to the Fund that the execution and delivery of this Agreement by the undersigned officer of FSI has also been duly and validly authorized.
         SECTION 37. This Agreement may be executed in more than one counterpart, each of which shall be deemed to be an original.
         SECTION 38. This Agreement shall extend to and shall bind the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of FSI or by FSI without the written consent of the Fund, authorized or approved by a resolution of the Fund's Board of Directors.
         SECTION 39. This Agreement shall be governed by the laws of the State of Virginia.
         WITNESS the following signatures:


                                                     TANAKA Funds, Inc.

                                                     By:

                                                     Title:

                                                     Date:


                                                     Fund Services, Inc.

                                                     By:

                                                     Title:

                                                     Date:

228822.4

                                                 ATTACHMENT A
                                                FEE SCHEDULE

  I.  Account Maintenance Fees - Per Fund:

                0 - 5,000 Accounts - $11.00 per account per year
              5,001 - 15,000 Accounts - $10.00 per account per year
                    Over   15,000 Accounts - $ 9.50 per account per year

                  Applicable fees billed monthly at 1/12 the annual rate for each month the account is open. Accounts in each fund that exceeds minimum billing will be aggregated to determine pricing break points.

 II.  Transaction/Processing Fees:

                            Open New Account - $2.50
                       Partial or Total Redemption - $2.50
      Tax Statement or other Transaction - $1.00
                              Addition to Account - $1.00
                            Dividend/Distribution - $1.00
                           (In excess of two per year)
                           (Plus statement charges)

                           Fees incurred will be billed monthly

III.     Other Specified Charges:

                  Blue Sky Reports (Under 1,000 S/H) - $10.00 Blue Sky Reports (Under 5,000 S/H) - $15.00 Blue Sky Reports (Over 5,000 S/H) - $25.00 Shareholder List (Under 2,500 S/H) - $15.00 Shareholder List (Over 2,500 S/H) - $25.00

 IV.  Minimum Fee:

                  The minimum annual fee is $16,500.00 per fund and is payable at the rate $1,375.00 per month. The minimum
covers                     account maintenance fees and regular
purchase/redemption                transaction fees only.  Any new
funds started by TANAKA Funds, Inc., will receive a reduced minimum of $12,000.00 for the first twelve months of operation.

  V.  Conversion Fees:

                  Conversion Fees for acquired funds will be billed at the new account rate per account converted plus programming and out of pocket costs.

  V.  Out of Pocket Costs:

                  The cost of forms, postage, stationery, outside mailing services, microfilm or magnetic tape data transfer etc. will be in addition to the fees listed above.

 VI.  Term of Agreement

Notwithstanding the Notice of Termination provisions of SECTION 34 of the Basic Agreement, the Initial term of this contract will be 24 months from the date of execution. The above fees are guaranteed for the initial term. This contract may be extended beyond such initial term upon mutual agreement of the Funds and FSI.

                                         ADMINISTRATIVE SERVICES AGREEMENT

         Administrative Services Agreement (the "Agreement") dated March ____, 1998, by and between TANAKA Funds, Inc. (the "Fund"), a diversified, open-end management investment company, duly organized as a corporation in accordance with the laws of the State of Maryland, and COMMONWEALTH SHAREHOLDER SERVICES, INC. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                         WITNESSETH THAT:

         WHEREAS, the Fund desires to appoint CSS as its Administrative Services Agent, for and on behalf of the TANAKA Growth Fund series (the "Portfolio"), to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Fund in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Fund and the Portfolio, and provide ministerial services to implement the investment decisions of the Fund and the investment advisor of the Portfolio, Tanaka Fund Advisers, LLC (the "Advisor"); and

         WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

         NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

         Section 1. CSS shall examine and review all records and documents of the Portfolio pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

         Section 2. CSS shall, as necessary for such purposes, advise the Fund and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and Written or Oral Instructions from the Fund, shall maintain and keep current such shareholder relations records.

         Unless the information necessary to perform the above functions is furnished in writing to CSS by the Fund or its agents (such as Custodians, Transfer Agents, etc.), CSS shall incur no liability and the Fund shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.
                                                        -1-

         It shall be the responsibility of the Fund to furnish CSS with the net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

         CSS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Fund and CSS.
         Section 3. The Fund shall confirm to the Fund's Transfer Agent all purchases and redemptions of shares of the Portfolio effected through the Fund or its distributor, as and when such orders are accepted by the Fund or an authorized agent of the Fund designated for that purpose. CSS shall receive from the Fund's Transfer Agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Fund will be calculated in accordance with Rule 22c-1 under the Investment Company Act of 1940 and as otherwise directed by the Board of Directors of the Fund.

         CSS shall reconcile its records of outstanding shares and shareholder accounts with the Fund's Transfer Agent periodically, and not less frequently than monthly.

         Section 4. CSS shall provide assistance to the Fund in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Fund may from time to time agree.

         Section 5. The accounts and records maintained by CSS shall be the property of the Fund, and shall be made available to the Fund, within a reasonable period of time, upon demand. CSS shall assist the Fund's independent auditors, or any other person authorized by the Fund or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Fund's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Fund of any necessary information, CSS shall assist the Fund in organizing necessary data for the Fund's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Fund and CSS shall agree upon from time to time.

                                                        -2-

         Section 6. CSS and the Fund may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Fund or directed by the Fund, does not conflict with or violate any requirements of Fund's Prospectuses, Articles of Incorporation, By-Laws, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Fund (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Fund's procedures.

         Section 7. CSS may rely upon the advice of the Fund and upon statements of the Fund's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

         Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized Oral Instructions, any Written Instructions, and certified copy of any resolution of the Board of Directors of the Fund or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

         CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Fund until receipt of notification thereof by the Fund.

         The Fund shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Fund, or the failure of the Fund to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Fund shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Fund reasonable opportunity to defend against such claim in the name of the Fund or CSS or both.

         Section 9. The Fund agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in the Schedule attached hereto, or as shall be set forth in amendments


                                                        -3-
to such schedule approved by the Fund's Board of Directors and CSS.
         Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Fund and CSS are open. CSS will be open for business on days when the Fund is open for business and/or as otherwise set forth in the Fund's Prospectuses and Statements of Additional Information.

         Section 11. Either the Fund or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than 90 days from the giving of such notice. Such termination shall be without penalty.

         Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that Oral Instructions may be given if authorized by the Board of the Fund and preceded by a certificate from the Fund's secretary so attesting.

         Notices to the Fund shall be directed to:

                  1500 Forest Ave.
                  Suite 223
                  Richmond, VA 23229

         Notices to CSS shall be directed to:

                  1500 Forest Ave.
                  Suite 223
                  Richmond, VA 23229

         Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

         Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and


                                                        -4-
assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of CSS, or by CSS without the written consent of the Fund, authorized or approved by a resolution of its Board of Directors.

         Section 15. For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:

         Oral Instructions: The term Oral Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Directors of the Fund, to give Oral Instructions on behalf of the Fund.

         Written Instructions: The term Written Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Directors of the Fund to give Written Instructions on behalf of the Fund.

         The Fund shall file with CSS a certified copy of each resolution of its Board of Directors authorizing execution of Written Instructions or the transmittal of Oral Instructions as provided above.

         Section 16. This Agreement shall be governed by the laws of the State of Maryland.
















                                                        -5-

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.





                               TANAKA FUNDS, INC.


                                            By:










                     COMMONWEALTH SHAREHOLDER SERVICES, INC.


                                            By:
                                                John Pasco, III
                                    President
















                                                        -7-







                                                   SCHEDULE A TO

                                         ADMINISTRATIVE SERVICES AGREEMENT

                                                  BY AND BETWEEN

                                              TANAKA FUNDS, INC. AND

                                      COMMONWEALTH SHAREHOLDER SERVICES, INC.

                                                      FOR THE

                                                TANAKA GROWTH FUND



         Pursuant to Section 9 of the Administrative Services
Agreement, dated                , 1998, by and between TANAKA
Funds, Inc. (the "Fund"), and Commonwealth Shareholder Services, Inc. ("CSS"), the TANAKA Growth Fund series of the Fund shall pay CSS a fee calculated and paid monthly as follows:


A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee at the rate of 0.2% per annum of the average daily net assets of the TANAKA Growth Fund series of the Fund (the "Portfolio"), payable monthly, with a minimum fee of $30,000.

D. In addition to the foregoing, the Fund shall reimburse CSS, from the assets of the Portfolio, for the Portfolio's proportionate share of general expenses incurred for the Fund and for all expenses incurred by the Portfolio individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Fund; postage; long distance telephone; special forms required by the Fund; any travel which may be required in the performance of its duties to the Fund; and any other extraordinary expenses it may incur in connection with its services to the Fund.

                                         FUND ACCOUNTING SERVICE AGREEMENT


         This agreement (the "Agreement") is entered into as of the day of March, 1998 by and between TANAKA Funds, Inc., (the
"Fund"), an open-end diversified investment business corporation organized under the laws of Maryland and having its office at 1500 Forest Avenue, Suite 223, Richmond, Virginia, 23229, for the benefit of the TANAKA Growth Fund series (the "Series") and Star Bank, National Association, ("Star Bank"), a national banking association having its principal office at 425 Walnut Street, Cincinnati, Ohio, 45202.
         WHEREAS, the Fund desires to appoint Star Bank as an Accounting Services Agent to maintain and keep current the books, accounts, records, journals or other records of original entry relating to the business of the Series as set forth in this Agreement; and
         WHEREAS, the Fund will cause to be provided certain information to Star Bank as set forth below:
         NOW, THEREFORE, in consideration of the premises and mutual covenants hereafter contained, the parties hereto agree as follows:

Section 1.                 DEFINITIONS
         For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean: (a) Oral Instructions: The term Oral Instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to Star Bank in person or by telephone, telegram, telecopy or other mechanical or documentary means lacking an original signature, by a person or persons believed in good faith by Star Bank to be a person or persons authorized by a resolution of the Board of Directors of the Fund, to give Oral Instructions on behalf of the Fund. (b) Written Instructions:
The term Written Instructions shall mean an authorization, instruction, approval, item or set of data or information of any kind transmitted to Star Bank bearing an original signature of an authorized person, or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by Star Bank to be the signature of a person authorized by a resolution of the Board of Directors of the Fund to give Written Instructions of behalf of the Fund. (c) The Fund shall file with Star Bank a certified copy of each resolution of its Board of Directors authorizing execution of Written Instructions or the transmittal of Oral Instructions as provided above.

Section 2. SCOPE OF DUTIES OF STAR BANK (a) Upon receipt of the necessary information from the Fund or its agents by Written or Oral Instructions, Star Bank shall maintain and keep current the following Accounts and Records relating to the business of the Series, in such form as may be mutually agreed to between the Fund and Star Bank, and as may be required by the Investment Company Act of 1940 (the "Act"):
         (1)      Cash Receipts Journal
         (2)      Cash Disbursements Journal
         (3)      Dividends Paid and Payable Schedule
         (4)      Purchase and Sales Journals - Portfolio Securities
         (5)      Subscription and Redemption Journals
         (6)      Security Ledgers - Transaction Report and Tax Lot Report
         (7)      Broker Ledger - Commission Report
         (8)      Daily Expense Accruals
         (9)      Daily Interest Accruals
         (10)     Daily Trial Balance
         (11)     Portfolio Interest Receivable and Income Journal
         (12) Listing of Portfolio Holdings showing cost, market value and percentage of portfolio comprised of each security.

(b) Star Bank shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

Section 3. LIMITATION OF LIABILITY OF STAR BANK (a) Unless necessary information to perform the above functions is furnished by Written or Oral Instructions to Star Bank in a timely manner to enable the daily calculation of the

Fund's net asset value at the time set by the Fund pursuant to Rule 22c-1 under the Act, Star Bank shall incur no liability, and the Fund shall indemnify and hold harmless Star Bank from and against any liability arising from any failure to provide complete information or from any discrepancy between the information received by Star Bank and used in such calculations and any subsequent information received from the Fund or any of its designated Agents. (b) Star Bank may rely upon the advice of the Fund, or of counsel for the Fund and upon statements of the Fund's independent accountants, brokers and other persons reasonably believed by it in good faith to be expert in the matters upon which they are consulted and for any actions reasonably taken in good faith reliance upon such statements and without negligence or willful misconduct, Star Bank shall not be liable to anyone.

Section 4.                 REPORTS
(a) The Fund shall provide to Star Bank on a quarterly basis a report of a duly authorized officer of the Fund representing that all information furnished to Star Bank during the preceding quarter was true, complete and correct in all material respects. Star Bank shall not be responsible for the accuracy of any information furnished to it by the Fund or its authorized agents, and the Fund shall hold Star Bank harmless in regard to any liability incurred by reason of the inaccuracy of such information. (b) Whenever, in the course of performing its duties under this Agreement, Star Bank determines, on the basis of information supplied to Star Bank by the Fund or its authorized agents, that a violation of applicable law has occurred or that, to its knowledge, a possible violation of applicable law may have occurred or, with the passage of time, would occur, Star Bank shall promptly notify the Fund and its counsel of such violation.


Section 5.                 PRICING

(a) Star Bank shall perform ministerial calculations necessary to calculate the Fund's net asset value daily, in accordance with the Fund's current prospectus and utilizing the information described in this Section. (b) Portfolio investments for which market value is to be determined by the use of an automated financial service (a "Pricing Service") approved by the Fund shall be valued based on the prices of the portfolio investment reported by such Pricing Service except where the Fund has given or caused to be given specific Written or Oral Instructions to utilize a different value. Notwithstanding any information obtained from a Pricing Service, all portfolio securities shall be given such values as the Fund shall direct by Written or Oral Instructions, including all restricted securities and other securities requiring valuation not readily ascertainable solely by the use of such a Pricing Service. (c) Star Bank shall have no responsibility or liability for the accuracy of prices quoted by any recognized Pricing Service used by it pursuant to the preceding paragraph; for the accuracy of the information supplied by the Fund; or for any loss, liability, damage, or cost arising out of any inaccuracy of such data, unless Star Bank is itself negligent with respect thereto.


Section 6. RELIANCE UPON INSTRUCTIONS (a) For all purposes under this Agreement, Star Bank is authorized to act upon receipt of the first of any Written or Oral Instructions it receives from the Fund or authorized agents of the Fund. In cases where the first instruction is an Oral Instruction that is not in the form of a document or written record, a confirmatory Written Instruction or Oral Instruction in the form of a document or written record shall be delivered, and in cases where Star Bank receives an Instruction, whether Written or Oral, to enter a portfolio transaction on the records, the Fund shall cause the broker-dealer to send a written confirmation to Star Bank.

(b) Star Bank shall be entitled to rely on the first Instruction received by it, and for any act or omission undertaken in compliance therewith shall be free of liability and fully indemnified and held harmless by the Fund. If additional Instructions are received by the bank prior to complying with the original Instruction, the sole obligation of Star Bank with respect to any follow-up or confirmatory Written Instruction, Oral Instruction in documentary or written form, or broker-dealer written confirmation shall be to make reasonable efforts to detect any such discrepancy between the original Instruction and such confirmation and to report such discrepancy to the Fund. The Fund shall be responsible, at the Fund's expense, for taking any action, including any reprocessing, necessary to correct any discrepancy or error.

Section 7. OWNERSHIP OF AND ACCESS TO FUND RECORDS (a) It is agreed that the Accounts and Records maintained by Star Bank for the Fund are the property of the Fund, and shall be made available to the Fund promptly upon request and shall be maintained for the periods prescribed in Rule 31(a)-2 under the Act.
(b) Star Bank shall assist the Fund's independent auditors or, upon lawful demand, any authorized regulatory body, in any authorized inspection or review of the Fund's Accounts and Records.

Section 8.                 PROCEDURES AND COMPLIANCE
         Star Bank and the Fund may from time to time adopt such procedures as they agree upon in writing, and Star Bank may conclusively assume that any procedure approved or directed by the Fund does not conflict with or violate any requirements of its Prospectus, Articles of Incorporation, By-Laws, or any rule or regulation of any regulatory body or governmental agency. The Fund shall be responsible for notifying Star Bank of any changes in regulations or rules which might necessitate changes in Star Bank's procedures, and for working out such changes with Star Bank.

Section 9.                 COMPENSATION
         In consideration of the services to be performed by Star Bank, the Fund agrees to pay Star Bank the fees and reimbursement of out-of-pocket expenses as set forth in the fee schedule attached hereto as Schedule A.

Section 10.                HOLIDAYS
         Nothing contained in this Agreement is intended to or shall require Star Bank, in any capacity hereunder, to perform any functions or duties on any holiday, day of special observance or any other day on which the Custodian or the New York Stock Exchange is closed. Functions or duties normally scheduled to be performed on such days shall be performed, and as of, the next succeeding business day on which both the New York Stock Exchange and the Custodian are open. Not withstanding the foregoing, Star Bank shall compute the net asset value of the Fund on each day required pursuant to Rule 22c-1 promulgated under the Act.

Section 11.                AGENTS
         Star Bank reserves the right to appoint, subject to the prior written approval of the Fund, agents who may serve as accounting service agents, or perform any part of the duties and responsibilities of Star Bank under this Agreement.

Section 12.                TERMINATION
         Either Party hereto may give written notice to the other party (the "Termination Notice") of the termination of this Agreement. Such Termination Notice shall state a date upon which the termination is effective (the "Termination Date"), which shall be not less than sixty (60) days after the date of the giving of the notice unless otherwise agreed by the parties hereto in writing.

Section 13.                NOTICE
         Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first class mail, postage prepaid to the respective parties as follows:

         If to the Fund:
                  TANAKA Funds, Inc.
                  1500 Forest Avenue, Suite 223
                  Richmond, Virginia 23229

         If to Star Bank:
                  Star Bank, N.A.
                  425 Walnut Street ML 6118
                  Cincinnati, OH 45202

Section 14.                AMENDMENTS TO BE IN WRITING
         This Agreement may be amended from time to time by a writing executed by the Fund and Star Bank. The compensation stated in Schedule A attached hereto may be adjusted from time to time by the execution of a new schedule signed by both of the parties.

Section 15.                 CONTROLLING LAW
         This Agreement shall be construed in accordance with the laws of the State of Ohio.

Section 16.                JURISDICTION
         Any legal action, suit or proceeding to be instituted by either party with respect to this Agreement shall be brought by such party exclusively in the courts of the State of Ohio or in courts of the United States for the Southern District of Ohio, and each party, by its execution of this Agreement, irrevocably (i) submits to such jurisdiction and (ii) consents to the service of any process or pleadings by first class U.S. mail, postage prepaid and return receipt requested, or by any other means from time to time authorized by the laws of such jurisdiction.


Section 17.                COUNTERPARTS

         This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

Section 18.                HEADINGS
         The headings of paragraphs in this Agreement are for convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective Officers, thereunto duly authorized as of the day and year first above written.



                                                     TANAKA Funds, Inc.
ATTEST:
                         By: ___________________________
______________________                                            xxxxx
         Title:                Chairman



                                                     Star Bank, N.A.
ATTEST:
                        By: ____________________________
________                                   Marsha A. Croxton
                     Title:                Vice President

                                                    SCHEDULE A

1. Domestic and ADR Securities Annual Basic Fee per portfolio (1/12 payable monthly)

                  $12,000 Minimum up to $5 Million Average Net Assets $18,000 Minimum up to $10 Million Average Net Assets $24,000 Minimum up to $25 Million Average Net Assets .0002 on Next $75 Million of Average Net Assets

                  Should total assets exceed $100 Million/Fund the fee schedule will be renegotiated.

2. Should the Series security trading activity exceed an average of 100 trades per month per portfolio, and additional fee of $2.50 will be charged per trade.

                                              FUND EXPENSE AGREEMENT


         Agreement dated ____ March, 1998.

                  WHEREAS, TANAKA Funds, Inc. (the "Fund") is a registered investment company which is obligated to pay from its assets the just and proper debts of the Fund, and

                  WHEREAS, Commonwealth Shareholder Services, Inc. ("CSS") serves as Administrator for the Fund, and

                  WHEREAS, as Administrator for the Fund, CSS is charged with arranging for the payment by the Fund of the Fund's just and proper debts, and

                  WHEREAS, the Fund and CSS wish to provide for the efficient and economical payment of the debts of the Fund, and

                  WHEREAS, the Fund and CSS wish to revise the procedures for the lawful and efficient payment of the Fund's debts,

         NOW THEREFORE, in furtherance of the Administrative Agreements currently in effect between the Fund and CSS, the Fund and CSS, for good and valid consideration, and intending to be legally bound, have entered into this Agreement (the "Agreement") that:

1. CSS shall arrange for the payment on behalf of the Fund of the debts of the Fund. In connection therewith:

         1.1 CSS may require and direct the Fund or any duly authorized custodian of, or agent acting for, the Fund to deliver a check or draft payable by or from the assets of the Fund, or otherwise transfer monies, to make payment of any debt of the Fund.

         1.2 CSS may elect to advance monies for the purpose of making any payment of a debt of the Fund, subject to the right of CSS promptly to be made whole for such advance.

         1.3 Any payment made by or at the instance of CSS under this paragraph shall only be effected as and when the payment of the debt in question has been authorized by, and duly approved in accordance with, procedures set and approved by the Board of Directors of the Fund.

         1.4 Subject to written modification by agreement of the Fund and CSS, CSS shall arrange for payment of the debts of


                                                        -2-


                  the Fund twice each calendar month, or more frequently as the Fund's payment needs may dictate.

         1.5 CSS shall deliver to the Fund's custodian a schedule of such payments by CSS of debts of the Fund (a "Certification"), indicating whether such payment has been made from assets of the Fund, or from amounts advanced by CSS. Each Certification shall set forth a written breakdown of the expense category of each item for which payment has been made, and for which reimbursement is requested by such certification, indicating the form of payment thereof.

2. Upon receipt of a Certification from CSS, the Fund shall promptly reimburse CSS for amounts advanced by CSS for the payment of the just debts of the Fund. Such reimbursement shall be made by a wire or comparable transfer of monies from the Fund to CSS, such transfer in good funds to be effective five business days following the payment of the expenses for such Certification.



         IN WITNESS WHEREOF, the undersigned, each being duly authorized, has executed this Agreement on the date first set forth above:





                               TANAKA FUNDS, INC.


                                 By:      __________________________________
                                Graham Y. Tanaka






                     COMMONWEALTH SHAREHOLDER SERVICES, INC.


                                By:      ___________________________________
                                 John Pasco, III
                                          President

                     TANAKA FUNDS, INC. - INDIVIDUAL RETIREMENT ACCOUNTS

                                       SERVICE AGREEMENT


         This Agreement is made as of the day of March, 1998, between Star Bank N.A. ("Star Bank"), a national bank incorporated under Ohio law having a place of business at 425 Walnut Street, Cincinnati, Ohio 45202; TANAKA Funds, Inc. (the "Fund"), a Maryland corporation having its principal place of business at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229; and Fund Services, Inc. ("FSI"), a Virginia corporation having its principal place of business at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

         WHEREAS, the Fund desires to retain Star Bank as custodian under the Fund's model Individual Retirement Account ("IRA") plan for exclusive investment in shares of certain TANAKA Funds-sponsored mutual funds (the "IRA Plan"); and

         WHEREAS,  FSI is the transfer  agent for the TANAKA Growth Fund series,
         and  any  future  funds   established  as  a  series  of  TANAKA  Funds
         ("Series"); and

         WHEREAS, Star Bank wishes to retain FSI to provide administrative and recordkeeping services for the IRA Accounts (as hereafter defined); and

         WHEREAS, FSI, as the Fund's transfer agent, has agreed that it can, and will, furnish the necessary administrative and recordkeeping services applicable to the IRA Accounts on behalf of Star Bank;

NOW, THEREFORE, in consideration of the respective undertakings and consents set forth herein, and intending to be legally bound, the parties do hereby agree as follows:

     1. Star Bank will act as custodian under the terms of the Individual Retirement Account Custodial Account Agreement, a copy of which is attached hereto, as said agreement may from time to time hereafter be amended with Star Bank's prior written consent (the "Custodial Account Agreement") for the Fund's IRA accounts which are invested exclusively in shares of the Fund and for which Star Bank is appointed the custodian by the Depositor (as defined in the Custodian Account Agreement, which term shall accordingly mean the individual depositor identified in an IRA application) (the aforesaid accounts being hereinafter referred to as the "IRA Accounts") and as otherwise provided under such agreement. Under no circumstances shall Star Bank be required to provide any other services to the IRA Accounts. Star Bank shall act as such custodian under the terms of and with the benefit of this Service Agreement.

     2.  Star  Bank  hereby  designates  FSI as its  agent  to  service  the IRA
Accounts. FSI agrees to perform the services set forth in this Service Agreement, including in Schedule A attached hereto, on behalf of Star Bank.

     3. FSI is responsible for all recordkeeping with respect to the IRA Plan and IRA Accounts, including existing and new IRA Accounts, all payment and withdrawal activity, dividend processing, data changes and file maintenance and the preparation, reporting and filing on behalf of, and with the consent and review by, Star Bank of all informational tax returns and reports and all other filing and reporting requirements imposed on a custodian pursuant to tax, securities, labor, banking or any other applicable laws or regulations.

     Without limiting the generality of the preceding paragraph, FSI is responsible for the preparation and filing of all special tax reports relating to IRA plans and accounts, for delivering to Depositors information as to the withholding options available to holders of IRA accounts and for withholding and paying over to appropriate tax authorities any amounts to be withheld in respect of any IRA Accounts.

     Prior to filing or delivering any of the aforesaid documents to any Depositors or to tax, securities, labor, banking or other applicable regulatory authorities, FSI shall provide drafts of such documents to Star Bank for its examination, it being understood that this requirement shall not, however, in any way reduce FSI's responsibility for the accuracy and completeness of such documents and their compliance with all applicable laws and regulations relating thereto.

     Upon request of Star Bank, FSI shall confirm in writing to Star Bank, from time to time, performance by FSI of its aforesaid responsibilities, including compliance with all such filing and reporting requirements, and FSI shall make such records available to Star Bank from time to time as Star Bank shall request, in order to allow Star Bank to satisfy itself as to such performance and compliance as well as compliance with sound auditing practices. FSI also agrees to provide at its expense to Star Bank not less frequently than annually an audit of compliance of the IRA Plan and IRA Accounts with all recordkeeping, reporting and filing requirements imposed by applicable laws or regulations, such audit to be performed by an accounting firm satisfactory to Star Bank.

     4. The Fund is responsible for preparing and maintaining up to date, including in connection with any changes in applicable law or regulation, the Individual Retirement Account Disclosure Statement and the Custodial Account Agreement and any other documentation pursuant to which the IRA Plan or the IRA Accounts have been or shall be established, as well as all prospectuses, statements of additional information, registration statements and other materials provided to shareholders of the Fund generally, including to the Depositors. The Fund is responsible for distribution to the Depositors of prospectuses, statements of additional information, registration statements and other materials to be provided to shareholders of the Fund generally, including to new or existing Depositors.

     The Fund shall promptly notify Star Bank and FSI in writing of any amendments and/or modifications to the IRA Plan documents and promptly provide both Star Bank and FSI with copies of the same. The Fund shall also promptly deliver to Star Bank and FSI copies of any and all annual or semiannual reports for the Fund or other communications or documents generally distributed to shareholders of the Fund, as well as copies of all prospectuses, statements of additional information, registration statements and amendments thereto relating to the Fund.

     5. FSI agrees to fully indemnify, protect and hold harmless Star Bank from and against any and all losses, damages, costs, expenses, claims, liabilities and responsibilities of whatever kind and nature, including reasonable attorney's fees and costs, which Star Bank may suffer or incur arising from FSI's failure to perform its duties under this Agreement or FSI's failure to perform its duties under any other agreement or document relating to the IRA Plan or the IRA Accounts (collectively referred to as "FSI-Caused Losses"), including FSI-Caused Losses which Star Bank may suffer or incur arising from Star Bank's performance hereunder as custodian of the IRA Accounts (except in respect of Star Bank's negligence or willful default), such as but not limited to responsibilities imposed by law on Star Bank as custodian or liabilities incurred in respect of the inaccuracy or incompleteness of, or the misstatement of material fact or failure to state a material fact in, or noncompliance with applicable law or regulation of, any IRA Plan documents, IRA Account documents or tax or informational returns, or other documents delivered or required to be delivered to Depositors.

     FSI hereby agrees to fully indemnify, protect and hold harmless the Fund from and against any and all losses, damages, costs, expenses, claims, liabilities and responsibilities of whatever kind and nature, including reasonable attorney's fees and costs, which the Fund may suffer or incur arising from the failure of FSI to properly perform its duties under the Agreement.

     FSI hereby represents and warrants that as of the effective date of this Agreement and as of the date of execution hereof, it has no knowledge, direct or indirect, of any outstanding claims or liabilities relating to prior acts or omissions of any prior custodian of the IRA Plans and any IRA Account or of any prior acts or omissions of FSI or the Fund for which Star Bank might as custodian be asserted to be responsible or liable.

     Without limiting the foregoing in any way, FSI agrees that it shall maintain in effect errors and omissions insurance in the amount of One Million ($1,000,000) Dollars during the term of this Agreement and any renewals hereof. FSI shall at least annually provide Star Bank with written proof that such insurance is in effect.

     6. The Fund agrees to fully indemnify, protect and hold harmless Star Bank and FSI from and against any and all losses, damages, costs, expenses, claims, liabilities and responsibilities of whatever kind and nature, including reasonable attorney's fees and costs, which Star Bank or FSI may suffer or incur arising from the Fund's failure to perform its duties under this Agreement or the Fund's failure to perform its duties under any other agreement or document relating to the IRA Plan or the IRA Accounts (collectively referred to as "TANAKA Funds-Caused Losses"), such obligations to indemnify shall include TANAKA Funds-Caused Losses which Star Bank may suffer or incur arising from Star Bank's performance hereunder or under the Custodial Account Agreement or its status as custodian of the IRA Accounts (except in respect of Star Bank's negligence or willful default), such as but not limited to responsibilities imposed by law on Star Bank as custodian or liabilities incurred in respect of the inaccuracy or incompleteness of, or the misstatement of material fact or failure to state a material fact in, or noncompliance with applicable law or regulation of, any IRA Plan documents, IRA Account documents or tax or informational returns, or Fund prospectuses, statements of additional information, registration statements or other documents delivered or required to be delivered to Depositors.

     The Fund hereby represents and warrants that as of the effective date of this Agreement and as of the date of execution hereof, it has no knowledge, direct or indirect, of any outstanding claims or liabilities relating to prior acts or omissions of any prior custodian of the IRA Plans and any IRA Account or of any prior acts or omissions of FSI or the Fund for which Star Bank might as custodian be asserted to be responsible or liable.

     7. Within one month of the date of this Agreement, FSI shall deliver to Star Bank a copy of its disaster recovery plan and FSI shall promptly deliver to Star Bank, from time to time, copies of any amendments and/or modifications to the disaster recovery plan.

     8. FSI shall promptly deliver to Star Bank copies of all written correspondence received by FSI from the U.S.

Securities and Exchange Commission, the Internal Revenue Service or any other governmental agencies regarding any act, transaction, duty or failure to perform any act or duty which is the subject matter of or is related to the IRA Accounts, this Agreement or the performance thereof.

     9. FSI shall promptly deliver to Star Bank copies of any letters or correspondence concerning FSI's performance or responsibilities under this Agreement received by FSI from its independent accountants who audit or review FSI's books and records or from any Depositor.

     10. As compensation for its custodial services for the IRA Accounts, Star Bank will receive from each Depositor an annual maintenance fee of $20.00 per fund account, per year. This fee will remain in effect for a three (3) year period and thereafter may be increased upon thirty days' notice from Star Bank to the Fund.

     11. For its services to Star Bank under this Agreement, FSI shall be entitled to retain from the aforesaid annual maintenance fee $10.00 per fund account, per year. Reimbursements for forms, postage and other out-of-pocket expenses incurred by FSI in executing its responsibilities under this Agreement will be billable to the respective Series as an expense incurred on behalf of Star Bank chargeable to the Series.

     12. FSI agrees to collect the published annual maintenance fees from the Depositors (pursuant to Paragraph 10 above) and to remit to Star Bank the net amount due Star Bank (after deduction of the fee due FSI pursuant to Paragraph
11) within ten (10) business days after the end of each month in which such fees are collected. The annual maintenance fees will ordinarily be collected during the month of September and remitted to Star Bank in October. Fees from a complete distribution, exchange or roll-over/transfer, or similar transaction, will be collected as part of the transaction processing and remitted within ten
(10) business days after the end of the month in which the transaction occurred.

         13. This Agreement may be terminated by any party, without prejudice to any obligations or liabilities of a party which have arisen prior to or relate to a period prior to termination, upon thirty days' prior written notice to the other parties, provided that if termination is by FSI or the Fund and Star Bank so advises them within said thirty-day period, termination of this Agreement shall not become effective until, and shall occur simultaneously with, termination of Star Bank's position as custodian for the IRA Accounts provided that Star Bank shall promptly notify the Depositors of its determination to cease acting as custodian.

         This Agreement may not be amended except by written agreement executed by all of the parties hereto. No provision of this Agreement shall be deemed waived unless said waiver is evidenced by a writing executed by the party to be bound.

         14. The books, records, information and operations of FSI under this Agreement shall be subject to inspection or audit by Star Bank, its independent auditors, its agents and appropriate supervisory authorities, including the National Association of Securities Dealers and the Securities and Exchange Commission.

         15. As of the end of each calendar month, FSI will promptly supply a report to Star Bank as to the account number, short name, tax ID number, blue sky state, number of shares held on a Series-by-Series basis, and value of each IRA Account open as of the end of the month and each IRA Account closed during the month, as well as the total activity for the month.

     In addition, as of June 30th and December 31st, FSI will promptly supply a similar report for the six months ended that date, provided that the six-month report shall include the full name and address of each IRA Account.

     16. This Agreement shall be governed by and construed in accordance with the law of the State of Ohio, without giving effect to conflicts of laws principles.

     17. All notices, requests, consents and other communications pursuant to this Agreement shall be in writing and shall be deemed to have been given when sent by first class mail, or by personal delivery.

         (a)       Notices to the Fund shall be directed to:

                           TANAKA Funds, Inc.
                           1500 Forest Avenue, Suite 223
                           Richmond, Virginia 23229


         (b)       Notices to FSI shall be directed to:

                           Fund Services, Inc.
                           1500  Forest  Avenue
                           Suite 111
                           Richmond,  VA  23229
                   Attention: William R. Carmichael, President


         (c)       Notices to Star Bank shall be directed to:

                           Star Bank N.A.
                           425 Walnut Street
                           Cincinnati,  Ohio  45202
                          Attention: Marsha A. Croxton

        IN WITNESS WHEREOF, the undersigned have caused this Agreement to be duly executed and delivered by their proper officers as of the day and year first above written.


ATTEST:                                         TANAKA FUNDS, INC.


-----------------------------
----------------------------------------






ATTEST:                                         FUND SERVICES, INC.


-----------------------------
----------------------------------------
                              William R. Carmichael
                                                     President




ATTEST:                                         STAR BANK N.A.


-----------------------------
----------------------------------------
                                                     Marsha A. Croxton
                                                     Vice President

                                                    SCHEDULE A


                             SERVICES TO BE PERFORMED BY FUND SERVICES, INC.
                                          FOR RETIREMENT PLAN ACCOUNTS OF
                                                TANAKA FUNDS, INC.


Account Processing:

         Opening new accounts
         Processing all payments, including transfers and rollovers Issuing and canceling certificates Processing partial and complete redemptions and systematic withdrawal plans
         Regular and legal transfers of accounts Mailing up to four reports; prospectus and proxy annually Processing dividends and capital gain distributions annually, if any.  This includes mailing of cash dividends and/or
                             preparing statements to
                            Depositors for reinvested
                                                     distributions
         TEFRA withholdings, as applicable
         Blue Sky Reports. This includes shares sold to Depositors in various states
         Establish and maintain dealer file
         Wire order services
                  Create purchase or redemption trade confirmations Provide reports on status of trades Cashier payments received Post trades to Depositor accounts to include any dividends due
         Sell shares to collect unpaid IRA maintenance fees Advise Depositors of withdrawal requirements necessary to avoid tax penalties


Account Maintenance/Tax Reporting

1. Maintaining Depositor records of certificate and whole and fractional unissued ("Book") shares.
2.       Changing Depositors' addresses.
3.       Daily or periodic reports on numbers of shares, accounts, etc.
4.       Addressing and tabulating annual proxy cards.
5.       Supplying an annual stockholder list.
6. Preparation and reporting of federal tax information (1099 DIV, 1099R, W-2P, 5498, and 1042S as appropriate) to Depositors and IRS.
7. Issuance of year end annual valuation confirmations for IRA accounts.
8. Replying to Depositor correspondence other than that for Fund-related inquiries.

                                                TANAKA FUNDS, INC.


                                        Distribution Plan - Class B Shares



                  This Plan of Distribution (the "Plan") has been adopted pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended (the "1940 Act") by TANAKA Funds, Inc. (the "Fund") for the Class B shares of the Fund's TANAKA Growth Fund series (the "Series"). The Plan has been approved by a majority of the Fund's Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "12b-1 Directors"), by votes cast in person at a meeting called for the purpose of voting on the Plan.1 The Fund contemplates that the Plan shall operate as a compensation Plan.


                  The Plan provides that:

                  1.       Subject to the limits on payments under the Plan set
forth herein, or in any annual budget approved by the Fund and the Distributor, the Fund shall pay to the Distributor, or others through the Distributor, the amounts called for under the Plan. Such payments shall be applied by the Distributor for all expenses incurred by such parties in the promotion and distribution of the Series' Class B shares. For this purpose, expenses authorized under the Plan include, but are not limited to, printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, salaries and benefits of employees involved in sales of shares, telephone expenses, meeting and space rental expenses, underwriter's spreads, interest charges on funds used to finance activities under this Plan, and other distribution-related expenses, as well as any sales commissions or service
--------
1 In its consideration of the Plan, the Board of Directors considered the proposed schedule and nature of payments under the Plan. The Board of Directors concluded that the proposed reimbursement of the Company's principal underwriter, First Dominion Capital Corp. (the "Distributor"), for commissions and distribution expenses under the Plan is fair and not excessive. Accordingly, the Board determined that the Plan should provide for such reimbursement and that adoption of the Plan would be prudent and in the best interests of the Company and the Series' Class B shareholders. Such approval included a determination that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Company, the Series and the Series' Class B shareholders.

fees paid to securities dealers or others who have executed an agreement with the Fund or its affiliates.

                  2. The following agreements are deemed to be "agreements under the Plan" and the form of each such agreement, and any material amendments thereto, shall be approved as required under the Rule:

         a. Any Distribution Agreement between the Fund and its National Distributor, or any other distributor of shares in privity with the Fund.
         b. The Distribution Financing Agreement between the National Distributor and the Investment Adviser.
         c.       The National Distributor's Selling Dealer Agreement.

Purchase orders for goods and services acquired from persons who are not affiliates of the Fund are not deemed to be agreements under this Plan.

                  3. The maximum aggregate amount which may be reimbursed by the Fund under this Plan is 1.00% per annum of the average daily net assets of the Series' Class B shares. The amount so paid shall be accrued daily, and payment thereon shall be made monthly by the Fund.

                  4. It is anticipated that amounts paid by the Fund under this Plan shall be used to pay the Distributor a 4% payment on new sales of Class B shares, and amounts so paid will be applied by the Distributor to pay reallowances to firms and to the salespersons responsible for such sales in accordance with applicable Selling Dealer Agreements. No commissions will be paid by the Fund with respect to sales to officers, directors and full-time employees of the Fund, the Distributor, the Fund's investment adviser (the "Adviser"), the Adviser's General Partner or to certain affiliates or clients of the Adviser which are made without the imposition of any charge. Up to 0.25% of the amounts payable by the Fund under this Plan may be applied to pay service and maintenance fees for shareholder servicing and maintenance of shareholder accounts by other providers.

                  5. The Distributor shall collect and disburse payments made under this Plan, and shall furnish to the Board of Directors of the Fund for its review on a quarterly basis, a written report of the monies reimbursed to the Distributor and others under the Plan, and shall furnish the Board of Directors of the Fund with such other information as the Board may reasonably request in connection with the payments made under the Plan in order to enable the Board to make an informed determination of whether the Plan should be continued.

                  6. The Fund agrees that it will impose a deferred sales charge on Class B shares of 4% on shares redeemed during the first year after purchase, 3% on shares redeemed during the second or third year after purchase, 2% on shares redeemed during the fourth or fifth year after purchase and 1% on shares redeemed during the sixth year after purchase and 0% on shares redeemed during the seventh or subsequent year after purchase, and shall remit promptly to the Distributor the amounts so retained. Class B shares that have been outstanding for eight years may be redeemed without a sales charge.

                  7. The Plan shall continue in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by the Fund's Board of Directors, including the non-interested Directors, cast in person at a meeting called for the purpose of voting on the Plan.

                  8. The Plan, or any agreements entered into pursuant to the Plan, may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of the non-interested Directors, on not more than sixty (60) days' written notice, and shall terminate automatically in the event of any act that constitutes an assignment of the management agreement between the Fund and the Fund's investment adviser.

                  9. The Plan and any agreements entered into pursuant to the Plan may not be amended to increase materially the amount to be spent by the Fund for distribution pursuant to paragraph 3 of this Plan without approval by a majority of the Fund's outstanding voting securities.

                  10. All material amendments to the Plan, or any agreements entered into pursuant to the Plan, shall be approved by the Board, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

                  11. So long as the Plan is in effect, the selection and nomination of the Fund's 12b-1 Directors shall be committed to the discretion of such 12b-1 Directors.

                  12. This Plan shall take effect on the ___ day of March, 1998.







                  This Plan and the terms and provisions thereof are hereby accepted and agreed to by the Fund and the Distributor as evidenced by their execution hereof.


                               TANAKA Funds, Inc.


                                            By:

                                            First Dominion Capital Corp.


                                            By:

                                                TANAKA FUNDS, INC.

                                    Multiple Class Plan Pursuant to Rule 18f-3


I.       Introduction
                  This Multiple Class Plan (the "Plan") has been adopted by a majority of the Board of Directors of TANAKA Funds, Inc. (the "Company"), including a majority of the Directors who are not interested persons of the Company, pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the "Act").
                  Rule 18f-3 requires that the Board of an investment company desiring to offer multiple classes of shares pursuant to said Rule adopt a plan setting forth the differences among the classes with respect to shareholder services, distribution arrangements, expense allocations and any related conversion features or exchange privileges. The Plan provides a detailed statement of the differences between the Company's two classes of shares.
                  The Company's Board of Directors, including a majority of the non-interested Directors, has determined that the Plan, including the allocation of expenses, is in the best interests of the Company as a whole, the Company's TANAKA Growth Fund series of shares and each class of shares offered by the TANAKA Growth Fund series.

II.      Elements of the Plan
                  1. Class Designation: The shares of the TANAKA Growth Fund series shall be divided into Class A shares and Class B shares.
                  2. Differences in Availability: Class B shares shall be available to all investors and will be sold by First Dominion Capital Corp. (the "Distributor") and by banks, securities brokers or dealers and other financial institutions. Class A shares shall be available only to Class B shareholders upon automatic conversion of their Class B shares after such shares have been held for a period of eight years.
                  3. Differences in Distribution Arrangements: Class B shares shall be subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. The Distribution Plan for Class B shares allows the TANAKA Growth Fund series to spend annually up to 1.00% of its average daily net assets attributable to Class B shares to reimburse the Distributor for distribution activities and expenses primarily intended to result in the sale of Class B shares. Class B shares are offered at net asset value without a front-end sales charge. The Distribution Plan provides for a deferred sales charge of 5.0% on Class B shares redeemed during the first year after purchase, 4.0% on shares redeemed during the second or third year after purchase, 2% on shares redeemed during the fourth or fifth year after purchase and 1% on shares redeemed during the sixth year after purchase. Class B shares may be redeemed without a sales charge during or after the seventh year following the purchase.

                  Class A shares shall not be subject to a Distribution Plan. No front-end, asset-based or deferred sales charges apply to Class A shares.
                  4. Differences in Shareholder Services: Other than any shareholder services that may be provided under the Class B shares' Distribution Plan, the services offered to shareholders of each Class shall be the same.
                  5. Expense Allocation. The following expenses shall be allocated on a Class-by-Class basis:
                  (a)      fees under the Distribution Plan;

                  (b)      transfer agency and other recordkeeping costs;

                  (c) Securities and Exchange Commission and blue sky filing fees;

                  (d) printing and postage expenses related to printing and distributing class-specific materials, such as shareholder reports, prospectuses and proxies to current shareholders of a particular class or to regulatory authorities with respect to such class of shares;

                  (e) audit or accounting fees or expenses relating solely to such class;

                  (f) the expenses of administrative personnel and services as required to support the shareholders of such class;

                  (g) litigation or other legal expenses relating solely to such class of shares;

                  (h) Directors' fees and expenses incurred as a result of issues relating solely to such class of shares; and

                  (i) other expenses subsequently identified and determined to be properly allocated to such class of shares.

                  6. Conversion Features. Class B shares shall convert automatically to Class A shares after a period of eight years without imposition of a sales charge or exchange fee.

                  7. Voting and Other Rights. Each class shall have: (a) exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangements; (b) separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of the other class; and (c) in all other respects, the same rights and obligation as each other class.

Dated:            March ____, 1998

                                                TANAKA FUNDS, INC.


                                                 Power of Attorney



         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of Tanaka Funds, Inc. hereby appoints John Pasco, III, his true and lawful attorney to execute in his name, place and stead and on his behalf a registration statement on Form N-1A for the registration pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of shares of said Corporation's Common Stock , and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the U.S. Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF, the undersigned has executed this instrument this 2nd day of March, 1998.






                                                 /s/ Graham  Y. Tanaka

                                                     Director

                                                TANAKA FUNDS, INC.


                                                 Power of Attorney



         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of Tanaka Funds, Inc. hereby appoints John Pasco, III, his true and lawful attorney to execute in his name, place and stead and on his behalf a registration statement on Form N-1A for the registration pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of shares of said Corporation's Common Stock , and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the U.S. Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF, the undersigned has executed this instrument this 2nd day of March, 1998.






                                                  /s/ Michael Seely

                                                       Director

                                                TANAKA FUNDS, INC.


                                                 Power of Attorney



         KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of Tanaka Funds, Inc. hereby appoints John Pasco, III, his true and lawful attorney to execute in his name, place and stead and on his behalf a registration statement on Form N-1A for the registration pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of shares of said Corporation's Common Stock , and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the U.S. Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

         IN WITNESS WHEREOF, the undersigned has executed this instrument this 2nd day of March, 1998.






                                                  /s/ Thomas R. Schwarz

                                                       Director
                                                       -155-

                               TANAKA FUNDS, INC.


                               Power of Attorney


     KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of Tanaka Funds, Inc. hereby appoints John Pasco, III, his true and lawful attorney to execute in his name, place and stead and on his behalf a registration statement on Form N-1A for the registration pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of shares of said Corporation's Common Stock, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the U.S. Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

     IN WITNESS WHEREOF, the undersigned has executed this instrument this 2nd day of March, 1998.



                               /s/ Charles A. Dill

                                    Director


                            TANAKA FUND, INC.

                            Power of Attorney


     KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or director of Tanaka Funds, Inc. hereby appoints John Pasco, III his true and lawful attorney to execute in his name, place and stead and on his behalf a registration statement on Form N-1A for the registration pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of shares of said Corporaion's Common Stock, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the U.S. Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

     IN WITNESS WHEREOF, the undersigned has executed this insrument this 2nd day of March, 1998.




                              /s/ Scott D. Stooker

                                    Director







                                TANAKA FUNDS, INC
               1500 Forest Avenue, Suite 223 * Richmond, Va. 23229
                           800-TANAKAO (800-826-2520)



Filed Via EDGAR
Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  RE:      TANAKA Funds, Inc. (the "Company)
                           File Numbers 811-_______ and 33-________

Gentlemen:

         Submitted herewith for electronic filing via the EDGAR system are the following materials:

         1. A Form N-8A for TANAKA Funds, Inc. (the "Fund") a new registered investment company.

         2. A Form N-1A Registration Statement of TANAKA Funds, Inc (the "Fund") under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"). The Form N-1A contains an election to register an indefinite number of shares pursuant to Rule 24f-2.

         3. A letter signed by the Company and its designated agent for service, and by the chief executive officer of the National Distributor, requesting acceleration of the effective date of the registration statement.

                  The following matters are set forth for the convenience of the
Staff:

a. The administrator of the Fund is Commonwealth Shareholder Services, Inc., which also serves as the administrator of the Vontobel Funds, Inc. ("VFI") and The World Funds, Inc. ("TWF").

b. The Company does not have, and will not have on the proposed effective date of the registration statement, the minimum capital required under Section 14 of the 1940 Act. In lieu thereof, the Company's registration statement contains an undertaking that it will not engage in a public offering or sale of shares of the Fund until the completion of the Reorganization, at which time the Fund will have assets substantially in excess of the minimum capital required by the 1940 Act.

         Please direct questions or comments relating to this filing to Steve Felsenstein of Stradley Ronon Stevens & Young at (215) 564- 8074.

Sincerely,



/s/John Pasco, III
John Pasco, III

Enclosures

cc:  Steven M. Felsenstein, Esquire